As filed with the Securities and Exchange Commission on December 11, 2014
File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 190	[X]

and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 194	[X]

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
 (Registrant's Telephone Number, including Area Code)

 Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[   ] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[X] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

STARBOARD INVESTMENT TRUST

CONTENTS OF REGISTRATION STATEMENT

This registration statement consists of the following papers and documents:

Cover Sheet
Contents of Registration Statement
RiskX Funds
Part A – Prospectus
Part B – Statement of Additional Information
Part C – Other Information and Signature Page
Exhibit Index
Exhibits

PART A

FORM N-1A
RiskX Funds
Each a series of the
Starboard Investment Trust

PROSPECTUS
 December ___, 2014

This prospectus contains information about the RiskX Funds that you should know before investing. You should read this prospectus carefully before you invest or send money, and keep it for future reference.  For questions or for Shareholder Services, please call 1-800-773-3863.

Rx Dynamic Growth Fund Institutional Class Shares FMGRX Advisor Class Shares FMGCX Class P Shares FM___	Rx Traditional Fixed Income Fund Institutional Class Shares FMFRX Advisor Class Shares FMFSX Class P Shares FM___
Rx Dynamic Total Return Fund Institutional Class Shares FMTRX Advisor Class Shares FMTCX Class P Shares FM___	Rx Tactical Rotation Fund Institutional Class Shares FMARX Advisor Class Shares FMLAX Class P Shares FM___
Rx Non Traditional Fund Institutional Class Shares FMNRX Advisor Class Shares FMNTX Class P Shares FM___	Rx Tax Advantaged Fund Institutional Class Shares FMRIX Advisor Class Shares FMERX Class P Shares FM___
Rx High Income Fund Institutional Class Shares FMHRX Advisor Class Shares FMHIX Class P Shares FM___	Rx Dividend Income Fund Institutional Class Shares FMDVX Advisor Class Shares FMDNX Class P Shares FM___
Rx Traditional Equity Fund Institutional Class Shares FMSQX Advisor Class Shares FMTSX Class P Shares FM___	Rx Premier Managers Fund Institutional Class Shares FMPMX Advisor Class Shares FMAPX Class P Shares FM___
Rx Fundamental Growth Fund Institutional Class Shares FMFGX Advisor Class Shares FMFDX Class P Shares FM___

Investment Advisor
FolioMetrix, LLC
101 S 108th Avenue, Suite 101
Omaha, Nebraska 68154
www.foliometrix.com
The securities offered by this prospectus have not been approved or disapproved by the Securities and Exchange Commission, nor has the Securities and Exchange Commission passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS
Page
FUND SUMMARIES	2
Rx Dynamic Growth Fund	2
Rx Dynamic Total Return Fund	10
Rx Non Traditional Fund	20
Rx High Income Fund	30
Rx Traditional Equity Fund	39
Rx Traditional Fixed Income Fund	48
Rx Tactical Rotation Fund	57
Rx Tax Advantaged Fund	65
Rx Dividend Income Fund	73
Rx Premier Managers Fund	81
Rx Fundamental Growth Fund	91
Purchase and Sale of Fund Shares	96
Tax Information	97
Financial Intermediary Compensation	97

PRINCIPAL INVESTMENT OBJECTIVE, STRATEGIES, AND RISKS	98
Investment Objectives	98
Advisor's Investment Approach	99
Principal Investment Strategies for Funds Managed by the Advisor	99
Principal Investment Risks for Funds Managed by the Advisor	109
Principal Investment Strategies for the Rx Dividend Income Fund	117
Principal Investment Risks for the Rx Dividend Income Fund	119
Principal Investment Strategies for the Rx Fundamental Growth Fund	121
Principal Investment Risks for the Rx Fundamental Growth Fund	122
Non-Principal Investment Policies and Risks	125

MANAGEMENT OF THE FUNDS	126
Investment Advisor	126
Investment Sub-Advisors	127
Distributor	129
Additional Information on Expenses	129

INVESTING IN THE FUNDS	133
Purchase Options	133
Institutional Class Shares	134
Advisor Class Shares	134
Class P Shares	135
Purchase and Redemption Price	135
Buying or Selling Shares Through a Financial Intermediary	136
Purchasing Shares	136
Redeeming Shares	138
Frequent Purchases and Redemptions	142

OTHER IMPORTANT INFORMATION	144
Dividends, Distributions, and Taxes	144
Financial Highlights	144
Additional Information	Back Cover

RX DYNAMIC GROWTH FUND
INVESTMENT OBJECTIVES
The Rx Dynamic Growth Fund seeks capital appreciation without regard to current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	0.60%	0.60%	0.75%[3]
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.05%	2.05%	1.20%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.            Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$107	$334	$579	$1,283
Advisor	$308	$643	$1,103	$2,379
Class P	$122	$381	$660	$1,455
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$107	$334	$579	$1,283
Advisor	$208	$643	$1,103	$2,379
Class P	$122	$381	$660	$1,455
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 425.39% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.
The investments of the Fund and Portfolio Funds will be comprised of equity securities, principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  The Fund and Portfolio Funds will not be limited in its investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes portfolio analysis of sector and asset allocations, total returns, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 8.93% (quarter ended December 31, 2010) and the Fund's lowest quarterly return was ‑12.80% (quarter ended September 30, 2011).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 3.65%.

Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	21.76% 19.30% 12.32%	9.79% 8.06% 7.14%
S&P Global Broad Market Index** (reflects no deductions for fees and expenses)	21.15%	10.07%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	32.39%	17.34%
Advisor Class Shares Before taxes	20.65%	4.12%
S&P Global Broad Market Index** (reflects no deductions for fees and expenses)	21.15%	6.02%
S&P 500 Total Return Index (reflects no deductions for fees and expenses)	32.39%	14.23%
*The Institutional Class Shares began operating on October 2, 2009.  The Advisor Class Shares began operating on February 18, 2011. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
**In prior prospectuses, the Fund compared its performance against only the S&P 500 Total Return Index.  The Advisor believes the S&P Global Broad Market Index is a more appropriate and accurate index against which to compare the Fund's investment strategies than the S&P 500 Total Return Index and, therefore, the S&P Global Broad Market Index will replace the S&P 500 Total Return Index in future comparisons.  The S&P Global Broad Market Index is a market-capitalization-weighted index that provides a broad measure of the global equities markets.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers. The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX DYNAMIC TOTAL RETURN FUND
INVESTMENT OBJECTIVES
The Rx Dynamic Total Return Fund seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	1.24%	1.24%	1.39%[4]
Acquired Fund Fees and Expenses[2]	0.26%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.95%	2.95%	2.10%
Less Fee Waiver and/or Expense Limitation[3]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.30%	2.30%	1.45%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.30% of the average daily net assets of the Fund for Institutional and Advisor Class Shares, and to not more than 1.45% of the average daily net assets for Class P Shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.     Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example:  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$132	$549	$992	$2,222
Advisor	$333	$852	$1,496	$3,225
Class P	$148	$595	$1,069	$2,380
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$132	$549	$992	$2,222
Advisor	$233	$852	$1,496	$3,225
Class P	$148	$595	$1,069	$2,380
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 127.64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.
The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes portfolio analysis of sector and asset allocations, total returns, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.
Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities ("TIPS"), special types of treasury bonds that offer protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, often referred to as swaps.  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/801.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/803.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/803.htm for the Class P Shares.

Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 2.65% (quarter ended September 30, 2012) and the Fund's lowest quarterly return was ‑2.53% (quarter ended December 31, 2010).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 2.08%.
Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	0.85% 0.44% 0.48%	1.48% 0.98% 0.96%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	-2.02%	3.82%
Advisor Class Shares Before taxes	-0.09%	1.25%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	-2.02%	3.36%
*The Institutional Class Shares began operating on October 2, 2009.  The Advisor Class Shares began operating on February 18, 2011. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

MANAGEMENT
Investment Advisor. The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers. The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX NON TRADITIONAL FUND
INVESTMENT OBJECTIVES
The Rx Non Traditional Fund seeks to achieve total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	1.38%	1.38%	1.53%[4]
Acquired Fund Fees and Expenses[2]	0.53%	0.53%	0.53%
Total Annual Fund Operating Expenses	2.36%	3.36%	2.51%
Less Fee Waiver and/or Expense Limitation[3]	0.37%	0.37%	0.37%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.99%	2.99%	2.14%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.99% of the average daily net assets of the Fund for the Institutional and Advisor Class shares, and to not more than 2.14% of the average daily net assets for the Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.   Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$202	$701	$1,227	$2,668
Advisor	$402	$999	$1,719	$3,624
Class P	$217	$746	$1,302	$2,818
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$202	$701	$1,227	$2,668
Advisor	$302	$999	$1,719	$3,624
Class P	$217	$746	$1,302	$2,818
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 80.57% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.
The Portfolio Funds and investment model managers will utilize alternative, or non-traditional, investment strategies and asset classes, principally the following: (i) long/short strategies that involve buying securities that are expected to increase in value and selling others short that are expected to decrease in value; (ii) market neutral strategies that seek to deliver consistent returns regardless of the direction the overall market movements, typically through a combination of long and short positions; (iii) managed futures strategies that take long and short investments in futures contracts and options on futures contracts; (iv) merger arbitrage strategies that attempt to profit from the successful completion of mergers and other corporate reorganizations; (v) commodity related strategies that invest in commodity-linked derivatives or directly in physical commodities, as well as in securities issued by companies principally engaged in the energy, metals, and agriculture industries; and (vi) currency strategies that attempt to profit by obtaining exposure to global currencies through forward contracts, spot transactions, and currency options.
The investments of the Fund and Portfolio Funds will be comprised of equity securities (common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants) and fixed income securities (bonds, corporate debt securities, convertible securities, and government securities).  The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor uses a proprietary screening process to select Portfolio Funds for and investment model managers.  The screening process includes analysis of the management team, historical statistics, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  The Advisor also may sell a Portfolio Fund if there has been a change in management or unexplained deviation in strategy.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales), including those that derive their value from commodities, currencies, and real estate, and utilize leverage to acquire their underlying investments.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Commodities Risk.  The Fund and Portfolio Funds may have exposure to the commodities markets.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.
Real Estate Risk.  The Fund and Portfolio Funds may invest in securities of issuers engaged in or related to the real estate industry.  Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.

Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 0.60% (quarter ended March 31, 2013) and the Fund's lowest quarterly return was -0.80% (quarter ended June 30, 2013).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 2.43%.

Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	-1.02% -1.20% -0.54%	-1.25% -1.45% -1.11%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	-2.51%	-2.12%
Advisor Class Shares Before taxes	-2.30%	-1.55%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	-2.51%	-2.29%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers. The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX HIGH INCOME FUND
INVESTMENT OBJECTIVES
The Rx High Income Fund seeks to achieve current income and real return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	0.73%	0.73%	0.88%[4]
Acquired Fund Fees and Expenses[2]	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	1.46%	2.46%	1.61%
Less Fee Waiver and/or Expense Limitation[3]	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.44%	2.44%	1.59%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.44% of the average daily net assets of the Fund for the Institutional and Advisor Class shares, and to not more than 1.59% of the average daily net assets for the Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.   Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$147	$460	$796	$1,745
Advisor	$347	$765	$1,309	$2,795
Class P	$162	$506	$874	$1,909
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$147	$460	$796	$1,745
Advisor	$247	$765	$1,309	$2,795
Class P	$162	$506	$874	$1,909
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 75.79% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of current income and real return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.
The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, and government securities.  Such investments will frequently include junk bonds, emerging market debt, and mortgage- and asset-backed securities.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including bonds of issuers in default.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.   The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of current income and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Mortgage- and Asset-Backed Securities Risk.  The Fund and Portfolio Funds may invest in mortgage- and asset-backed securities.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 3.34% (quarter ended December 31, 2013) and the Fund's lowest quarterly return was –0.70% (quarter ended September 30, 2012).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 10.63%.

Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	8.66% 6.11% 4.88%	6.84% 4.61% 4.30%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	7.33%	9.01%
Advisor Class Shares Before taxes	7.03%	6.42%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	7.33%	9.85%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers. The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX TRADITIONAL EQUITY FUND
INVESTMENT OBJECTIVES
The Rx Traditional Equity Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	1.37%	1.37%	1.52%[4]
Acquired Fund Fees and Expenses[2]	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	1.93%	2.93%	2.08%
Less Fee Waiver and/or Expense Limitation[3]	0.83%	0.83%	0.83%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.10%	2.10%	1.25%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.10% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 1.25% of the average daily net assets for the Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.   Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$526	$965	$2,186
Advisor	$313	$829	$1,470	$3,193
Class P	$127	$572	$1,042	$2,344
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$526	$965	$2,186
Advisor	$213	$829	$1,470	$3,193
Class P	$127	$572	$1,042	$2,344
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 3.26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.
The investments of the Fund and Portfolio Funds will be comprised of equity securities, principally consisting of common stock, preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in equity securities or Portfolio Funds that invest in equity securities.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.
The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.   The screening process is based upon their ability to provide exposure to the global equity market as measured by the S&P Global Broad Market Index and leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.

Institutional Class
 Calendar Year Returns
During the periods shown in the bar chart above the Fund's highest quarterly return was 8.29% (quarter ended March 31, 2013) and the Fund's lowest quarterly return was -1.70% (quarter ended September 30, 2012).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 4.85%.
Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	26.66% 26.28% 15.09%	20.81% 20.37% 16.73%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	17.35%
Advisor Class Shares Before taxes	24.97%	21.65%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	19.24%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

MANAGEMENT
Investment Advisor. The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers. The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX TRADITIONAL FIXED INCOME FUND
INVESTMENT OBJECTIVES
The Rx Traditional Fixed Income Fund seeks total return with an emphasis on current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	1.22%	1.22%	1.37%[4]
Acquired Fund Fees and Expenses[2]	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	1.77%	2.77%	1.92%
Less Fee Waiver and/or Expense Limitation[3]	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.10%	2.10%	1.25%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.10% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 1.25% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.  Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$492	$897	$2,028
Advisor	$313	$796	$1,405	$3,051
Class P	$127	$538	$975	$2,189
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$492	$897	$2,028
Advisor	$213	$796	$1,405	$3,051
Class P	$127	$538	$975	$2,189
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 174.90% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.
The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries and government securities.  Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in fixed income securities or Portfolio Funds that invest in fixed income securities.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.
The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, unrated bonds, and bonds of issuers in default.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.   The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process is based upon their ability to provide exposure to the global fixed income market as characterized by the Barclays Capital Global Aggregate Index and leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment, meaning that issuers might not make payments on subordinated securities while continuing to make payments on senior securities or, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.

Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  Convertible securities have lower yields than comparable fixed income securities and may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.
Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities ("TIPS"), special types of treasury bonds that offer protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 0.48% (quarter ended September 30, 2013) and the Fund's lowest quarterly return was -4.67% (quarter ended December 31, 2013).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 2.09%.

Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	-4.67% -4.92% -2.64%	-3.98% -4.28% -3.38%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	-2.51%	-2.12%
Advisor Class Shares Before taxes	-5.65%	-4.27%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	-2.51%	-2.29%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor.  The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers.  The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX TACTICAL ROTATION FUND
INVESTMENT OBJECTIVES
The Rx Tactical Rotation Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	0.49%	0.49%	0.64%[4]
Acquired Fund Fees and Expenses[2]	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.61%	2.61%	1.76%
Less Fee Waiver and/or Expense Limitation[3]	0.16%	0.16%	0.16%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.45%	2.45%	1.60%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.45% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 1.60% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.  Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$148	$492	$861	$1,898
Advisor	$348	$796	$1,371	$2,932
Class P	$163	$539	$939	$2,060
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$148	$492	$861	$1,898
Advisor	$248	$796	$1,371	$2,932
Class P	$163	$539	$939	$2,060
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 394.35% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.
The Fund utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle.  The investments of the Fund and Portfolio Funds will be comprised of equity securities principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  The Fund and Portfolio Funds will not be limited in their investments by market capitalization, and may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise track particular market sectors.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of price movements, historical prices, volatility, and other data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.
The Advisor will make decisions to sell a Portfolio Fund based on the Fund's asset allocation model or if the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.  As a result of the Fund's tactical strategy, it may engage in active and frequent trading and have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Quantitative Model Risk.  Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 6.24% (quarter ended September 30, 2013) and the Fund's lowest quarterly return was –2.34% (quarter ended June 30, 2013).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 7.45%.

Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	17.27% 14.77% 9.76%	13.80% 11.68% 10.03%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	17.35%
Advisor Class Shares Before taxes	14.91%	13.85%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	19.24%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers.  The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX TAX ADVANTAGED FUND
INVESTMENT OBJECTIVES
The Rx Tax Advantaged Fund seeks to provide current income that is exempt from federal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	5.07%	5.07%	5.22%[2]
Acquired Fund Fees and Expenses[2]	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	5.82%	6.82%	5.97%
Less Fee Waiver and/or Expense Limitation[3]	4.56%	4.56%	4.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.26%	2.26%	1.41%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.26% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 1.41% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.  Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$128	$1,326	$2,504	$5,366
Advisor	$329	$1,605	$2,931	$6,042
Class P	$144	$1,368	$2,570	$5,472
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$128	$1,326	$2,504	$5,366
Advisor	$229	$1,605	$2,931	$6,042
Class P	$144	$1,368	$2,570	$5,472
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 164.02% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of providing current income exempt from federal income tax by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.  Some income may be subject to state and local taxes and to the federal alternative minimum tax.
The investments of the Fund and Portfolio Funds will consist of municipal bonds.  Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in municipal bonds that generate income exempt from federal income taxes or Portfolio Funds that invest in such municipal bonds.  This policy is fundamental and can only be changed by shareholder vote.
The Fund and Portfolio Funds may invest in municipal bonds of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.   The Fund and Portfolio Funds will not be limited in their investments by sector criteria.  The Portfolio Funds in which the Fund invests will have an investment objective similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of credit quality, maturity, yield, and volatility.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Municipal Securities Risk.  The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 1.13% (quarter ended December 31, 2013) and the Fund's lowest quarterly return was -3.46% (quarter ended June 30, 2013).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 3.66%.
Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	-5.26% -6.27% -2.96%	-3.85% -4.68% -3.57%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	-2.55%	-1.03%
Advisor Class Shares Before taxes	-6.26%	-4.84%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	-2.55%	-1.28%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor.  The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers.  The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX DIVIDEND INCOME FUND
INVESTMENT OBJECTIVES
The Rx Dividend Income Fund seeks equity income and capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	2.27%	2.27%	2.42%[4]
Acquired Fund Fees and Expenses[2]	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	3.46%	4.46%	3.61%
Less Fee Waiver and/or Expense Limitation[3,5]	1.58%	1.58%	1.58%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.88%	2.88%	2.03%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.88% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 2.03% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.    Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
5.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund and the benefit of the waiver will be passed through to the Fund.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$191	$916	$1,663	$3,633
Advisor	$391	$1,207	$2,133	$4,491
Class P	$206	$960	$1,735	$3,768
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$191	$916	$1,663	$3,633
Advisor	$291	$1,207	$2,133	$4,491
Class P	$206	$960	$1,735	$3,768
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 2.70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment sub-advisor, Forward Management, LLC (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of equity income and capital appreciation by investing in dividend‐paying companies located all over the world.
The Fund invests principally in common stocks and American Depository Receipts ("ADRs") that regularly pay dividends. Investments are selected based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation. This globally oriented portfolio is typically structured with up to 120 stocks diversified across seven to ten sectors that can include the consumer discretionary, consumer staples, energy, financials, industrials, health care, materials, technology, telecommunications, and utilities sectors. The Fund is not limited in its investments by market capitalization.
Geographically, the portfolio is diversified across eight or more countries, including countries considered emerging markets, with the U.S. typically receiving the largest allocation. The Sub-Advisor determines a company's country by identifying its principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.
The investment process is a five step process.  It begins with a quantitative screen to identify stocks in the Fund's screening universe. Stocks with an absolute dividend yield higher than the market in which it is principally traded represent the initial investment opportunity set.  For example, U.S. companies must have a dividend yield higher than the S&P 500 Index and U.K. companies must have a dividend yield higher than the FTSE 100 Index, an index of companies listed on the London Stock Exchange.  When selecting the stock index against which to compare yield, the Sub-Advisor will choose the index that it considers to be most representative of the equity market of the applicable country.
The second step is to quantitatively screen for companies with an unusually high historical relative yield, which is defined as a current yield that is one standard deviation above its historical average.  Standard deviation is a statistical measure of variation.  A company's yield will be within one standard deviation of its historical average approximately 68% of the time.  The Sub-Advisor believes that a dividend yield that is more than one standard deviation above its historical average is unusually high and an indicator that a stock may be undervalued.
The third step of the process is to qualitatively research the resulting universe of stocks. This step includes analysis of a company's country, industry, management, growth strategy, and financial statements.  If there is a consensus among the portfolio management team that the company would be suitable for the Fund's portfolio, then a target price is established and the company is monitored to identify an appropriate time to buy the stock.

The next step of the selection process is to determine the percentage of the Fund's portfolio that should be allocated to the stock based upon the perceived risk of the stock and the strength of the investment catalysts, or new information that affects the price of the stock.
Finally, the Fund utilizes a sell discipline that is intended to capture gains and minimize losses. The Fund will sell a stock for any of the following reasons: (i) a stock's yield falls at least one standard deviation below its historical relative yield; (ii) a stock's yield declines to an unattractive level; (iii) a company's cash flow no longer adequately covers the dividend; (iv) future stock price appreciation appears limited.
Instead of investing directly in foreign securities, the Fund has the ability to allocate assets to the Forward International Dividend Fund, a mutual fund managed by the Sub-Advisor.  It is anticipated that such an allocation will only be made when direct investments are not feasible due to the transaction costs associated with investing in foreign markets, typically when the Fund's net assets are at low levels.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund.
The Sub-Advisor's investment process for the Forward International Dividend Fund is similar to that of the Fund.   The Sub-Advisor selects investments based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation.  Under normal conditions, the Forward International Dividend Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Forward International Dividend Fund may invest in securities of companies having any capitalization.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
General Market Risk.  The net asset value and investment return of the Fund and the Forward International Dividend Fund will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Common Stocks Risk.  The Fund's direct and indirect investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund or the Forward International Dividend Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and the Forward International Dividend Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Foreign Investment Risk.  The Fund's direct and indirect investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.
Emerging Markets Risk.  The Fund and the Forward International Dividend Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts Risk.  The Fund and the Forward International Dividend Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers, including both sponsored and unsponsored American Depository Receipts and Global Depository Receipts.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Investment Sub-Advisor Risk.  The Sub-Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Sub-Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.

Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 9.00% (quarter ended March 31, 2013) and the Fund's lowest quarterly return was -2.61% (quarter ended June 30, 2013).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 5.09%.

Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	16.59% 14.63% 9.33%	13.36% 11.87% 10.00%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	17.35%
Advisor Class Shares Before taxes	15.56%	15.87%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	19.24%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor.  The Fund's investment advisor is FolioMetrix, LLC.  The Fund's investment sub-advisor is Forward Management, LLC.
Portfolio Managers.  The Fund's portfolio managers are David Ruff, CFA, Randall Coleman, CFA, Bruce Brewington, and Eric Sagmeister.  Mr. Ruff, Mr. Coleman, and Mr. Brewington have each been a Portfolio Manager of the Sub-Advisor since 2008. Mr. Sagmeister joined the Sub-Advisor as a Portfolio Manager in July, 2013.

RX PREMIER MANAGERS FUND
INVESTMENT OBJECTIVES
The Rx Premier Managers Fund seeks total return through a combination of capital appreciation and current income.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses[1]
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses	1.91%	1.91%	2.06%[4]
Acquired Fund Fees and Expenses[2]	0.30%	0.30%	0.30%
Total Annual Fund Operating Expenses	2.66%	3.66%	2.81%
Less Fee Waiver and/or Expense Limitation[3]	1.18%	1.18%	1.18%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.48%	2.48%	1.63%
1.  The expense information in the table has been restated to reflect current fees rather than the fees in effect during the previous fiscal year.

2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.48% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 1.63% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.  Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$151	$714	$1,305	$2,906
Advisor	$351	$1,012	$1,793	$3,839
Class P	$166	$759	$1,380	$3,052
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$151	$714	$1,305	$2,906
Advisor	$251	$1,012	$1,793	$3,839
Class P	$166	$759	$1,380	$3,052
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal period, the Fund's portfolio turnover rate was 26.97% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment advisor, FolioMetrix, LLC (the "Advisor"), seeks to achieve the Fund's investment objective of total return by investing in open-end mutual funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.
The Fund will principally invest in Portfolio Funds or utilize investment model managers with a performance record of at least 5 years that have an investment objective similar to the Fund's or that are otherwise permitted investments under the Fund's investment policies.  The Fund will be invest or utilize a small number of Portfolio Funds and investment model managers, often as few as three to five Portfolio Funds or investment model managers.  The Fund and Portfolio Funds will not be limited in its investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process seeks to identify managers who, over time, have proven successful at allocating portfolios for long-term growth without the constraints of a specific asset class, style, or sector.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.
The Fund may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  To the extent that the Fund invests in options, futures contracts, and swaps, it will segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
Fund of Funds Risk.  The Fund may operate as a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.
Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  The investment advisor to each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.

Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of these securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Sector Risk.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities, which have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.

Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Futures Risk. Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.
Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
PERFORMANCE INFORMATION
The bar chart and table shown below provide an indication of the risks of investing in the Fund by showing changes in the Fund's Institutional Class Shares performance from year to year and by showing how the average annual total returns for each class compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares.
Institutional Class
 Calendar Year Returns

During the periods shown in the bar chart above the Fund's highest quarterly return was 6.13% (quarter ended December 31, 2013) and the Fund's lowest quarterly return was –0.70% (quarter ended September 30, 2013).  The Fund's year-to-date return as of June 30, 2014, the end of the most recent calendar quarter, was 3.82%.
Average Annual Total Returns Periods Ended December 31, 2013	Past 1 Year	Since Inception*
Institutional Class Shares Before taxes After taxes on distributions After taxes on distributions and sale of shares	19.56% 18.21% 11.12%	17.39% 15.90% 13.36%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	17.35%
Advisor Class Shares Before taxes	18.44%	17.42%
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees and expenses)	21.15%	19.24%
*The Institutional Class Shares began operating on September 20, 2012.  The Advisor Class Shares began operating on September 26, 2012. The Class P Shares are newly organized, and their performance information will be available after a full calendar year of operations.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
MANAGEMENT
Investment Advisor. The Fund's investment advisor is FolioMetrix, LLC.
Portfolio Managers. The Fund's portfolio managers are Steven Wruble, CFA, Greg Rutherford, and D. Jerry Murphey. Mr. Wruble is Chief Investment Officer and Portfolio Manager of the Advisor. He joined the firm in 2011. Mr. Rutherford is a co-founder of the firm and is currently the Managing Director and Portfolio Manager. Mr. Murphey is the Manager, President and CEO for the Advisor and has been with the firm since 2009.

RX FUNDAMENTAL GROWTH FUND
INVESTMENT OBJECTIVES
The Rx Fundamental Growth Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees
(fees paid directly from your investment)
	Institutional	Advisor	Class P
Maximum Sales Charge (Load) Imposed On Purchases (as a % of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	None	1.00%	None
Redemption Fee (as a % of amount redeemed)	None	None	None
Exchange Fee	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Institutional	Advisor	Class P
Management Fees	1.00%	1.00%	1.00%
Distribution and/or Service (12b‑1) Fees	None	1.00%	None
Other Expenses[1]	0.62%	0.62%	0.77%[4]
Acquired Fund Fees and Expenses[2]	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.62%	2.62%	1.77%
Less Fee Waiver and/or Expense Limitation[3]	0.52%	0.52%	0.52%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Limitation	1.10%	2.10%	1.25%
1.  "Other Expenses" are based on estimated expenses for the current fiscal year.
2.  "Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

3.  The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund's annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than 1.10% of the average daily net assets of the Fund for Institutional and Advisor Class shares, and to not more than 1.25% of the average daily net assets for Class P shares. Net annual operating expenses for the Fund may exceed these limits to the extent that it incurs expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action of the Trust's board of trustees. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.
4.  Class P shares incur an additional fee via the Fund's transfer agent, which compensates the shareholder's financial firm for various costs and expenses associated with holding Fund shares in nominee or street name. These costs and expenses are further explained in the Fund's Statement of Additional Information.
Example: This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$460	$832	$1,878
Advisor	$313	$765	$1,344	$2,915
Class P	$127	$507	$911	$2,041
You would pay the following expenses if you did not redeem your shares:
Class	1 Year	3 Years	5 Years	10 Years
Institutional	$112	$460	$832	$1,878
Advisor	$213	$765	$1,344	$2,915
Class P	$127	$507	$911	$2,041
Portfolio Turnover.  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 71.01% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund's investment sub-advisor, Navellier & Associates, Inc. (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by principally investing in stocks that the Sub-Advisor believes to have above-average growth potential relative to their peers.  The Sub-Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund's portfolio.
The Fund invests principally in common stocks and is not limited in its investments by market capitalization.  The Fund's investments may be issued by both domestic and foreign companies, and investments may be made directly in foreign markets, including emerging markets, as well as indirectly through exchange-traded funds and American Depository Receipts (ADRs).  The Sub-Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.
The Sub-Advisor's screening system for the Fund is composed of three steps.  First, the Sub-Advisor employs quantitative analysis of market and individual stock statistics in order to rank stocks by different measures of risk and reward.  Second, screens based on fundamental variables are applied to the highest ranked stocks, those found to have encouraging risk/reward measures.  This step seeks to highlight investment opportunities by evaluating companies in light their profit margins, earnings growth, and the ratio of price to expected future earnings.  Third, the Sub-Advisor uses a proprietary optimization model to try to design a risk-adjusted portfolio that is diversified across sectors and industries.
The Sub-Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund's portfolio.
The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.
PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., growth stocks) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Common Stock Risk.  The Fund's investments in shares of common stock, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.
Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable, their share prices to be more volatile, and their markets to be less liquid than companies with larger market capitalizations.
Foreign Investment Risk.  The Fund's investments in foreign securities involve risks different from those associated with domestic securities.  There may be less government supervision of foreign markets in which the Fund invests, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of the Fund's foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws, changes in economic or monetary policies, or changed circumstances in dealings between nations.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.  Foreign brokerage commissions, custody fees, and other costs of investing in foreign securities will result in the Fund incurring higher transaction costs.

Emerging Markets Risk.  The Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Currency Risk.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.
Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts are issued by a bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  Unsponsored depository receipt programs are organized independently of the issuer of the underlying securities and, consequently, available information concerning the issuer may not be as current as for sponsored depository receipts and the prices of unsponsored depository receipts may be more volatile.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Investment Advisor Risk.  The ability of the Advisor and Sub-Advisor to manage the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The Advisor and Sub-Advisor do not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the inexperience of the Advisor and Sub-Advisor may limit their effectiveness.
New Fund Risk.  The Fund was formed in 2013.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.
PERFORMANCE INFORMATION
Because the Fund has not been in operation for an entire calendar year, there is no Fund performance information to be presented here. Updated information on the Fund's results can be obtained by visiting http://secure.ncfunds.com/TNC/fundpages/800.htm for the Institutional Class Shares, by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Advisor Class Shares, and by visiting http://secure.ncfunds.com/TNC/fundpages/802.htm for the Class P Shares. Additionally, you may request a copy of the Fund's annual and semi-annual reports, once available, at no charge by calling the Fund.

MANAGEMENT
Investment Advisor. The Fund's investment advisor is FolioMetrix, LLC.  Navellier & Associates, Inc. is the Fund's investment sub-advisor.
Portfolio Managers. The Fund's portfolio will be managed on a day-to-day basis by Louis Navellier.  He founded the Sub-Advisor and currently serves as its Chief Investment Officer, Chief Executive Officer, and Chairman.
IMPORTANT ADDITIONAL INFORMATION
PURCHASE AND SALE OF FUND SHARES
The minimum initial investment is $250 and the minimum subsequent investment is $50, although the minimums may be waived or reduced in some cases.
You can purchase Institutional and Advisor Class shares directly from the Fund by mail or bank wire. Class P shares are only available through financial firms. The minimum initial investment is $1,000 and the minimum subsequent investment is $100, although the minimums may be waived or reduced in some cases.  You can redeem Institutional and Advisor Class shares directly from the Fund by mail, facsimile, telephone, and bank wire. Class P shares may only be redeemed through the investor's financial firm. Please contact the financial firm for details.

Purchase and redemption orders of Institutional and Advisor Class shares by mail should be sent to the RiskX Funds, c/o Nottingham Shareholder Services, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  Redemption orders by facsimile should be transmitted to 919-882-9281.  Please call the Fund at 1-800-773-3863 to conduct telephone transactions or to receive wire instructions for bank wire orders.  The Fund has also authorized certain broker-dealers to accept purchase and redemption orders on its behalf.  Investors who wish to purchase or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.
TAX INFORMATION
The Funds' distributions will generally be taxed to you as ordinary income or capital gains, unless you are investing through a tax deferred arrangement, such as a 401(k) plan or an individual retirement account.  Distributions on investments made through tax deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those accounts.

FINANCIAL INTERMEDIARY COMPENSATION
If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND RISKS
INVESTMENT OBJECTIVES
The investment objective for each Fund is listed in the table below.  With the exception of the Rx Tax Advantaged Fund, the investment objectives are not fundamental policies and can be changed without shareholder approval by a vote of the Board of Trustees.  Shareholders will receive sixty days' prior written notice before a change to an investment objective takes effect.
Fund	Investment Objective
Rx Dynamic Growth Fund	Capital appreciation without regard to current income.
Rx Dynamic Total Return Fund	Total return through a combination of capital appreciation and current income.
Rx Non Traditional Fund	Total return through a combination of capital appreciation and current income.
Rx High Income Fund	Current income and real return.
Rx Traditional Equity Fund	Capital appreciation.
Rx Traditional Fixed Income Fund	Total return with an emphasis on current income.
Rx Tactical Rotation Fund	Capital appreciation.
Rx Tax Advantaged Fund	Current income that is exempt from federal income tax.
Rx Dividend Income Fund	Equity income and capital appreciation.
Rx Premier Managers Fund	Total return through a combination of capital appreciation and current income.
Rx Fundamental Growth Fund	Capital appreciation.

THE ADVISOR'S INVESTMENT APPROACH
The Funds' investment advisor, FolioMetrix, LLC (the "Advisor"), intends to primarily utilize investment sub-advisors in seeking each Fund's particular investment objective.  The Advisor will identify and recommend sub-advisors that it believes have developed investment strategies capable of successfully achieving each Fund's investment objective.  Pending approval of a Fund's Board of Trustees and shareholders, as necessary, the identified sub-advisors will contract with the Fund and implement its investment strategy.  The Advisor will be responsible for monitoring and overseeing the investment sub-advisor, including the monitoring of risk and the continual validation of the sub-advisor and investment strategy.
The Advisor uses a proprietary screening process to select the sub-advisors that will manage the Funds' portfolios.  The screening process is a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to establish portfolios that achieve the Fund's investment objective by identifying a single sub-advisor for a Fund or a collection of sub-advisors each responsible for a portion of a Fund's portfolio.  The Advisor may recommend to the Board that a sub-advisor be terminated if a more favorable relationship is identified.
In certain instances, the Advisor will identify an opportunity to purchase institutional research, recommendations, and trading signals from a third party provider.  The third party undergoes the same due diligence as a potential sub-advisor.  When such an opportunity is identified, the Advisor may purchase the research and implement the strategy within a Fund.  The Advisor is responsible for both evaluating the integrity of the research and successfully implementing the investment strategy within the Fund.
Where a relationship with an investment sub-advisor is not established, and third-party research is not utilized, a Fund will remain a "fund of funds" that principally invests in other mutual funds. The Advisor will seek to achieve such Fund's investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940.
Nine of the eleven Funds are currently managed by the Advisor.  The exceptions, the Rx Dividend Income Fund and the Rx Fundamental Growth Fund, invest directly in stocks and their portfolios and are managed by Forward Management, LLC, and Navellier & Associates, Inc., respectively.  The following section of the prospectus provides additional information about the investment strategy and risks of the Funds that are managed by the Advisor.  Additional information about the investment strategy and risks of the Rx Dividend Income Fund and Rx Fundamental Growth Fund can be found in the next following section.
PRINCIPAL INVESTMENT STRATEGIES
 FOR THE FUNDS MANAGED BY THE ADVISOR
Nine of the eleven Funds are managed by the Advisor.  The Advisor seeks to achieve each Fund's investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 ("Portfolio Funds") or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers or other third-party research providers.

The investments held by the Fund and Portfolio Funds, as well as the screening process to select Portfolio Funds and investment model managers, will vary by Fund.  Additional information on the selection of Portfolio Funds and investment model managers is provided below with respect to each Fund.  The Portfolio Funds in which a Fund invests will have investment objectives similar to the Fund's or will otherwise hold permitted investments under the Fund's investment policies.  Although the Funds principally invest in Portfolio Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees.
The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or a Fund's portfolio needs to be rebalanced.  Decisions by the Advisor to sell other portfolio securities will be based upon the research, recommendations, and trading signals received from investment model managers, or may be based upon a decision by the Advisor to no longer utilize a particular investment model manager due to the Advisor's assessment of the integrity of the research.  As a result of this strategy, the Funds may have a relatively high level of portfolio turnover compared to other mutual funds.  With the exception of the Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, and Rx Tax Advantaged Fund, portfolio turnover will not be a limiting factor in making investment decisions.
The Funds may invest in options, futures contracts, and swaps for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  The net notional value of option and swaps contracts held by a Fund will not exceed the Fund's net asset value.  Margin deposits on futures contracts and swaps will not exceed 5% of a Fund's net asset value unless the net notional value of the futures contracts and swaps remains less than the Fund's net asset value.  To the extent that a Fund invests in options, futures contracts, and swaps, it will comply with the Investment Company Act of 1940, including Section 18 and relevant interpretive positions of the staff of the Securities and Exchange Commission, that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.
Rx Dynamic Growth Fund
The investments of the Fund and Portfolio Funds will be comprised of equity securities, principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.
In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying portfolio investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Management Style Risk
●    Common Stock Risk
●    Other Equity Securities Risk
●    Large Cap Securities Risk
●    Small-Cap and Mid-Cap Securities Risk
●    Foreign Securities and Emerging Markets Risk

●    Sector Risk
●    Derivatives Risk
●    Short Sales Risk
●    Leverage Risk
●    Portfolio Turnover Risk
●    Futures Risk
●    Swaps Risk
●    Risks from Purchasing Options
●    Risks from Writing Options
●    Investment Advisor Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Rx Dynamic Total Return Fund
The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, convertible securities, TIPS, and other treasuries.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.
The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.

In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Inflation Risk
●    High-Yield Risk
●    Corporate Debt Securities Risk
●    Convertible Securities Risk
●    TIPS Risk
●    Sector Risk
●    Foreign Securities and Emerging Markets Risk
●    Derivatives Risk

●    Management Style Risk
●    Fixed Income Risk
●    Interest Rate Risk
●    Short Sales Risk
●    Leverage Risk
●    Portfolio Turnover Risk
●    Futures Risk
●    Swaps Risk
●    Risks from Purchasing Options
●    Risks from Writing Options
●    Investment Advisor Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Rx Non Traditional Fund
The Portfolio Funds and investment model managers will utilize alternative, or non-traditional, investment strategies and asset classes, principally the following: (i) long/short strategies that involve buying securities that are expected to increase in value and selling others short that are expected to decrease in value; (ii) market neutral strategies that seek to deliver consistent returns regardless of the direction the overall market movements, typically through a combination of long and short positions; (iii) managed futures strategies that make long and short investments in futures contracts and options on futures contracts; (iv) merger arbitrage strategies that attempt to profit from the successful completion of mergers and other corporate reorganizations; (v) commodity related strategies that invest in commodity-linked derivatives or directly in physical commodities, as well as in securities issued by companies principally engaged in the energy, metals, and agriculture industries; and (vi) currency strategies that attempt to profit by obtaining exposure to global currencies through forward contracts, spot transactions, and currency options.
The investments of the Fund and Portfolio Funds will consist of equity securities and fixed income securities.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of the management team, historical statistics, and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.
In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Management Style Risk
●    Common Stock Risk
●    Other Equity Securities Risk
●    Large Cap Securities Risk
●    Small-Cap and Mid-Cap Securities Risk
●    Fixed Income Risk
●    Interest Rate Risk
●    Inflation Risk
●    Risks from Writing Options
●    Investment Advisor Risk
●    High-Yield Risk

●    Commodities Risk
●    Real Estate Risk
●    Sector Risk
●    Foreign Securities and Emerging Markets Risk
●    Derivatives Risk
●    Short Sales Risk
●    Leverage Risk
●    Portfolio Turnover Risk
●    Futures Risk
●    Swaps Risk
●    Risks from Purchasing Options

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Rx High Income Fund
The investments of the Fund and Portfolio Funds will be comprised of fixed income securities, principally consisting of bonds, corporate debt securities, and government securities.  Such investments will frequently include junk bonds, emerging market debt, and mortgage- and asset-backed securities.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of current income and risk data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.
In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Management Style Risk
●    Fixed Income Risk
●    Interest Rate Risk
●    Inflation Risk
●    High-Yield Risk
●    Corporate Debt Securities Risk
●    Mortgage- and Asset-Backed Securities Risk
●    Foreign Securities and Emerging Markets Risk

●    Sector Risk
●    Derivatives Risk
●    Short Sales Risk
●    Leverage Risk
●    Portfolio Turnover Risk
●    Futures Risk
●    Swaps Risk
●    Risks from Purchasing Options
●    Risks from Writing Options
●    Investment Advisor Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Rx Traditional Equity Fund
The investments of the Fund and Portfolio Funds will be comprised of equity securities, principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in equity securities or Portfolio Funds that invest in equity securities.  The Portfolio Funds themselves must also have investment policies that require them to invest at least 80% of net assets, plus borrowings for investment purposes, in equity securities.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.   The screening process is based upon their ability to provide exposure to the global equity market as measured by the S&P Global Broad Market Index and leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.   In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.
The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.
In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying portfolio investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Management Style Risk
●    Common Stock Risk
●    Other Equity Securities Risk
●    Large Cap Securities Risk
●    Small-Cap and Mid-Cap Securities Risk
●    Foreign Securities and Emerging Markets Risk
● Sector Risk ● Derivatives Risk ● Short Sales Risk ● Leverage Risk ● Futures Risk ● Swaps Risk ● Risks from Purchasing Options ● Risks from Writing Options ● Investment Advisor Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Rx Traditional Fixed Income Fund
The investments of the Fund and Portfolio Funds will consist of fixed income securities, including bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries and government securities.  Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in fixed income securities or Portfolio Funds that invest in fixed income securities.  The Portfolio Funds themselves must also have investment policies that require them to invest at least 80% of net assets, plus borrowings for investment purposes, in fixed income securities.  Shareholders will be provided with at least 60 days' prior notice of any change in this policy.
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process is based upon their ability to provide exposure to the global fixed income market as characterized by the Barclays Capital Global Aggregate Index and leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates.
The Fund and Portfolio Funds will not be limited in their investments by sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.
In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Management Style Risk
●    Fixed Income Risk
●    Interest Rate Risk
●    Inflation Risk
●    High-Yield Risk
●    Corporate Debt Securities Risk
●    Convertible Securities Risk
●    TIPS Risk
●    Sector Risk

●    Foreign Securities and Emerging Markets Risk
●    Derivatives Risk
●    Short Sales Risk
●    Leverage Risk
●    Futures Risk
●    Swaps Risk
●    Risks from Purchasing Options
●    Risks from Writing Options
●    Investment Advisor Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Rx Tactical Rotation Fund
The Fund utilizes sector rotation strategies that attempt to capitalize on changes in the business cycle.  The investments of the Fund and Portfolio Funds will be comprised of equity securities principally consisting of common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.

The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of price movements, historical prices, volatility, and other data.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.
The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.
In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying portfolio investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Management Style Risk
●    Common Stock Risk
●    Other Equity Securities Risk
●    Large Cap Securities Risk
●    Small-Cap and Mid-Cap Securities Risk
●    Quantitative Model Risk
●    Foreign Securities and Emerging Markets Risk

●    Sector Risk
●    Derivatives Risk
●    Short Sales Risk
●    Leverage Risk
●    Portfolio Turnover Risk
●    Futures Risk
●    Swaps Risk
●    Risks from Purchasing Options
●    Risks from Writing Options
●    Investment Advisor Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Rx Tax Advantaged Fund
The investments of the Fund and Portfolio Funds will consist of municipal bonds.  The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process includes analysis of credit quality, maturity, yield, and volatility.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

Under normal circumstances, at least 80% of the Fund's net assets, plus borrowings for investment purposes, will be invested in municipal bonds that generate income exempt from federal income taxes or Portfolio Funds that invest in such municipal bonds.  The Portfolio Funds themselves must also have investment policies that require them to invest at least 80% of net assets, plus borrowings for investment purposes, in municipal bonds.  This policy is fundamental and can only be changed by shareholder vote.  Some income may be subject to state and local taxes and to the federal alternative minimum tax.
The Fund and Portfolio Funds will not be limited in their investments by sector criteria.  The Fund and Portfolio Funds may invest in municipal bonds of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.  The Fund and Portfolio Funds do not have an established average portfolio duration and the average portfolio durations will vary.  Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates.  The longer a security's duration, the more sensitive it will be to changes in interest rates.
In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Management Style Risk
●    Fixed Income Risk
●    Municipal Securities Risk
●    Interest Rate Risk
●    Inflation Risk
●    High-Yield Risk
●    Sector Risk
●    Derivatives Risk
● Short Sales Risk ● Leverage Risk ● Portfolio Turnover Risk ● Futures Risk ● Swaps Risk ● Risks from Purchasing Options ● Risks from Writing Options ● Investment Advisor Risk
These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
Rx Premier Managers Fund
The Advisor uses a proprietary screening process to select Portfolio Funds and investment model managers.  The screening process seeks to identify managers who, over time, have proven successful at allocating portfolios for long-term growth without the constraints of a specific asset class, style, or sector.  This process leads to a full quantitative and qualitative due diligence analysis of an investment methodology that may be employed within the Fund.  The Portfolio Funds' investments may consist of equity securities and fixed income securities.  The Advisor will seek to construct portfolios that achieve the Fund's investment objective in the most efficient manner available given potential risks, cost, and nature of the investments being employed.

The Fund and Portfolio Funds will not be limited in their investments by market capitalization or sector criteria, and may invest in foreign securities, including foreign securities in emerging markets.  The Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  The Fund and Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds, bonds of issuers in default, and unrated bonds.
In addition, the Portfolio Funds may invest in derivative instruments (principally consisting of options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.  The Fund will not short individual securities or utilize leverage to acquire investments.
The Fund is subject to the following principal risks:
●    Fund of Funds Risk
●    Control of Portfolio Funds Risk
●    Market Risk
●    Management Style Risk
●    Common Stock Risk
●    Other Equity Securities Risk
●    Large Cap Securities Risk
●    Small-Cap and Mid-Cap Securities Risk
●    Fixed Income Risk
●    Interest Rate Risk
●    Inflation Risk
●    High-Yield Risk
●    Sector Risk

●    Foreign Securities and Emerging Markets Risk
●    Derivatives Risk
●    Short Sales Risk
●    Leverage Risk
●    Portfolio Turnover Risk
●    Futures Risk
●    Swaps Risk
●    Risks from Purchasing Options
●    Risks from Writing Options
●    Investment Advisor Risk

These and other risks could cause you to lose money in your investment in the Fund and could adversely aﬀect the Fund's net asset value and investment performance. These risks are described under "Principal Investment Risks" below.
PRINCIPAL INVESTMENT RISKS
 FOR THE FUNDS MANAGED BY THE ADVISOR
Common Stock Risk.  Investments by the Fund and Portfolio Funds in shares of common stock may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund or Portfolio Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
Commodities Risk.  The Fund and Portfolio Funds may have exposure to the commodities markets, subjecting the Fund to risks not associated with investments in traditional securities.  The value of commodities related investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, including drought, floods, weather, livestock disease, embargoes, and tariffs.  The prices of industrial metals, precious metals, agriculture, and livestock commodities may fluctuate widely due to changes in value, supply and demand, and governmental regulatory policies.

Control of Portfolio Funds Risk.  The Portfolio Funds each have their own unique investment objective, strategies, and risks.  There is no guarantee that the Portfolio Funds will achieve their investment objectives and the Fund has exposure to the investment risks of the Portfolio Funds in direct proportion to the allocation of assets among the funds.  The investment policies of the Portfolio Funds may differ from the Fund's policies.
Although the Fund and the Advisor will evaluate regularly each Portfolio Fund to determine whether its investment program is consistent with the Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  Even though each Portfolio Fund is subject to certain constraints, the investment advisor of each Portfolio Fund may change aspects of its investment strategies at any time.  The Advisor will not have the ability to control or otherwise influence the composition of the investment portfolio of a Portfolio Fund.
Convertible Securities Risk.  Convertible securities are fixed income securities that the Fund or a Portfolio Fund has the option to exchange for equity securities at a specified conversion price.  The option allows the Fund or Portfolio Fund to realize additional returns if the market price of the equity securities exceeds the conversion price.  For example, the Portfolio Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share.  If the market value of the shares of common stock reached $12, the Portfolio Fund could realize an additional $2 per share by converting its fixed income securities.  Convertible securities have lower yields than comparable fixed income securities.  In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities.  Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities.  However, convertible securities permit the Fund or Portfolio Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.
Corporate Debt Securities Risk.  The Fund and Portfolio Funds may invest in corporate debt securities.  Corporate debt securities are fixed income securities issued by businesses.  Notes, bonds, debentures, and commercial paper are the most prevalent types of corporate debt securities.  The credit risks of corporate debt securities vary widely among issuers.  In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment.  Higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities.  This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities.  In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities.  Some subordinated securities, like trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances.  Insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Derivatives Risk.  The Fund and the Portfolio Funds held by the Fund may use derivative instruments, which derive their value from the value of an underlying security, currency, or index.  Derivative instruments involve risks different from direct investments in the underlying assets, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid.
Fixed Income Risk.  Investments by the Fund and Portfolio Funds in fixed income securities will subject the Fund to the risks associated with such investments.  The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities tend to decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.  Also, longer-term securities are more volatile, so the average maturity or duration of these securities affects risk.  Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt.  The lower the rating of a debt security, the greater its risks.
Foreign Securities and Emerging Markets Risk.  The Fund and Portfolio Funds may have significant investments in foreign securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund or a Portfolio Fund with significant investments in foreign securities than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
The Fund and Portfolio Funds may also invest in emerging markets, which are markets of countries in the initial stages of industrialization and have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.

Fund of Funds Risk.  The Fund is a "fund of funds."  The term "fund of funds" is typically used to describe investment companies, such as the Fund, whose principal investment strategy involves investing in other investment companies, including open-end mutual funds, closed-end funds, and exchange-traded funds.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  Investors in the Fund will indirectly bear fees and expenses charged by the funds in which the Fund invests, in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Portfolio Funds and also may be higher than other funds that invest directly in securities.  The Fund's performance depends in part upon the performance of the investment advisor to each Portfolio Fund, the strategies and instruments used by the Portfolio Funds, and the Advisor's ability to select Portfolio Funds and effectively allocate Fund assets among them.  Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.
Futures Risk.  Use of futures contracts by the Fund or the Portfolio Funds may cause the value of the Fund's shares to be more volatile.  Futures contracts expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not accurately track the underlying securities.  Changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.
When the Fund invests in futures, it will comply with requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.
High-Yield Risk.  The Fund and Portfolio Funds may invest in junk bonds, including bonds of issuers in default, and other fixed income securities that are rated below investment grade.  Securities in this rating category are speculative and are usually issued by companies without long track records of sales and earnings, or by those companies with questionable credit strength.  Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.  The retail secondary market for junk bonds may be less liquid than that of higher-rated securities and adverse conditions could make it difficult at times to sell certain securities or could result in lower prices.  Additionally, these instruments are unsecured and may be subordinated to other creditor's claims.
Inflation Risk.  Fixed income securities held by the Fund and Portfolio Funds are subject to inflation risk.  Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less.  This potential decrease in market value of fixed income securities would result in a loss in the value of the Fund's portfolio.

Interest Rate Risk.  Interest rates may rise resulting in a decrease in the value of the fixed income securities held by the Fund and Portfolio Funds or may fall resulting in an increase in the value of such securities.  Fixed income securities with longer maturities involve greater risk than those with shorter maturities.
Investment Advisor Risk.  The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Advisor."
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Leverage Risk.  While the Fund will not utilize leverage (i.e., borrowing) when making investments, the Portfolio Funds held by the Fund may utilize leverage to acquire their underlying portfolio investments.  The use of leverage may exaggerate changes in a Portfolio Fund's share price and the return on its investments.  Accordingly, the value of the Fund's investments in Portfolio Funds may be more volatile and all other risks, including the risk of loss of an investment, tend to be compounded or magnified.  Any losses suffered by a Portfolio Fund as a result of the use of leverage could adversely affect the Fund's net asset value and an investor could incur a loss in their investment in the Fund.  Borrowing also leads to additional interest expense and other fees that increase the Portfolio Fund's expenses.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of Portfolio Funds and other securities purchased by the Fund (growth, value, etc.) may at times be better or worse than the returns from other types of funds.  Each type of investment tends to go through cycles of performing better or worse than the market in general.  The performance of the Fund may thus be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the market.  Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, including changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Mortgage- and Asset-Backed Securities Risk.  The Fund and Portfolio Funds may invest in mortgage- and asset-backed securities.  Mortgage-related securities represent ownership in pools of mortgage loans.  Asset-backed securities are structured like mortgage-backed securities, but the underlying assets may include such items as installment loan contracts, property leases, and credit card agreements.  As with other interest-bearing securities, the prices of such securities are affected by changes in interest rates.  Prices are also affected by changes in the rate of prepayment of principal, which affects the average maturity of the securities and makes it difficult to accurately predict returns.  The trading market for mortgage- and asset-backed securities, while ordinarily liquid, may become restricted in times of financial stress.

Municipal Securities Risk.  The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. There could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Other Equity Securities Risk.  In addition to shares of common stock, the equity securities held by the Fund and Portfolio Funds may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Like shares of common stock, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised.  As a result of the conversion feature, the interest rate or dividend preference is less than if the securities were non-convertible.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
Portfolio Turnover Risk.  The Advisor will sell Portfolio Funds and other securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
Risks from Purchasing Options.  If a call or put option purchased by the Fund or a Portfolio Fund is not sold when it has remaining value and if the market price of the underlying security, in the case of a call, remains less than or equal to the exercise price, or, in the case of a put, remains equal to or greater than the exercise price, the entire investment in the option will be lost.  Since many factors influence the value of an option, including the price of the underlying security, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying security, the success in using options to implement an investment strategy depends on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates.  There is no assurance that a liquid market will exist when the Fund or a Portfolio Fund seeks to close out an option position.  Where a position in a purchased option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

Quantitative Model Risk.  Portfolio Funds or other investments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others.  There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Real Estate Risk.  The Fund and Portfolio Funds may invest in securities of issuers engaged in or related to the real estate industry.  Real estate related investments are subject to risks related to possible declines in the value of real estate; general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates.
Sector Risk.  Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If the Fund and Portfolio Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.  Additionally, some sectors could be subject to greater government regulation than other sectors.  Therefore, changes in regulatory policies for those sectors may have a material effect on the value of securities issued by companies in those sectors.
Short Sales Risk.  While the Fund will not short individual securities, the Portfolio Funds held by the Fund may sell securities short.  A short sale is a transaction in which the Portfolio Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The Portfolio Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Portfolio Fund sold the security.  The Portfolio Fund's potential losses on a short sale are theoretically unlimited because the security's price may appreciate indefinitely.  The Portfolio Fund will ordinarily have to pay a fee to borrow a security and is often obligated to repay the lender of the security any dividend or interest that accrues on the security during the period of the loan.  Short selling will thus result in higher transaction costs, which reduce the Portfolio Fund's return.
Small-Cap and Mid-Cap Securities Risk.  The Fund and Portfolio Funds may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general.  Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies' shares could dramatically decline in value.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Swaps Risk.  The Fund or the Portfolio Funds may enter into equity, interest rate, index, credit default, and currency rate swap agreements, or "swaps."  Swaps are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year.  In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.  Swaps can involve greater risks than direct investment in securities, because swaps may be leveraged, are subject to the risk of that the counterparty may default on the obligation, and may be difficult to value.  Swaps may also be considered illiquid. It may not be possible for the Fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
When the Fund invests in swaps, it will comply with requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.
Risks from Treasury Inflation-Protected Securities.  The Fund and Portfolio Funds may invest in Treasury Inflation-Protected Securities ("TIPS").  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index (CPI).  With inflation (a rise in the CPI), the principal increases; with deflation (a drop in the CPI), the principal decreases.  When TIPS mature, the Fund or Portfolio Fund is paid the adjusted principal or original principal, whichever is greater.  TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, like when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
Risks from Writing Options.  The Fund, as well as the Portfolio Funds in which it invests, may sell, or "write," option contracts.  Writing option contracts can result in losses that exceed the initial investment and may lead to additional turnover and higher tax liability.  The risk involved in writing a call option is that there could be an increase in the market value of the security.  If this occurred, the option could be exercised and the underlying security would then be sold by the Fund or Portfolio Fund at a lower price than its current market value.  Similarly, while writing call options can reduce the risk of owning stocks, such a strategy limits the opportunity of the Fund or Portfolio Fund to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option.  The risk involved in writing a put option is that there could be a decrease in the market value of the underlying security.  If this occurred, the option could be exercised and the underlying security would then be sold to the Fund or Portfolio Fund at a higher price than its current market value.  There is no assurance that a liquid market will exist when the Fund or Portfolio Fund seeks to close out an option position.  Where a position in a written option is used as a hedge against price movements in a related position, the price of the option may move more or less than the price of the related position.

When the Fund writes options, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.
PRINCIPAL INVESTMENT STRATEGIES
 FOR THE RX DIVIDEND INCOME FUND
The Fund's investment sub-advisor, Forward Management, LLC (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of equity income and capital appreciation by investing in dividend‐paying companies located all over the world.
The Fund invests principally in common stocks and American Depository Receipts ("ADRs") that regularly pay dividends. Investments are selected based on relative dividend yields, dividend growth potential and anticipated stock price appreciation. This globally oriented portfolio is typically structured with up to 120 stocks diversified across seven to ten sectors that can include the consumer discretionary, consumer staples, energy, financials, industrials, health care, materials, technology, telecommunications, and utilities sectors. The Fund is not limited in its investments by market capitalization.
Geographically, the portfolio is diversified across eight or more countries, including countries considered emerging markets, with the U.S. typically receiving the largest allocation. The Sub- Advisor determines a company's country by identifying its principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.
The investment process is a five step process.  It begins with a quantitative screen to identify stocks in the Fund's screening universe. Stocks with an absolute dividend yield higher than the market in which it is principally traded represent the initial investment opportunity set.  For example, U.S. companies must have a dividend yield higher than the S&P 500 Index and U.K. companies must have a dividend yield higher than the FTSE 100 Index, an index of companies listed on the London Stock Exchange.  When selecting the stock index against which to compare yield, the Sub-Advisor will choose the index that it considers to be most representative of the equity market of the applicable country.
The second step is to quantitatively screen for companies with an unusually high historical relative yield, which is defined as a current yield that is one standard deviation above its historical average.  Standard deviation is a statistical measure of variation.  A company's yield will be within one standard deviation of its historical average approximately 68% of the time.  The Sub-Advisor believes that a dividend yield that is more than one standard deviation above its historical average is unusually high and an indicator that a stock may be undervalued.

The third step of the process is to qualitatively research the resulting universe of stocks. This step includes analysis of a company's country, industry, management, growth strategy, and financial statements.  If there is a consensus among the portfolio management team that the company would be suitable for the Fund's portfolio, then a target price is established and the company is monitored to identify an appropriate time to buy the stock.
The next step of the selection process is to determine the percentage of the Fund's portfolio that should be allocated to the stock based upon the perceived risk of the stock and the strength of the investment catalysts, or new information that affects the price of the stock.
Finally, the Fund utilizes a sell discipline that is intended to capture gains and minimize losses. The Fund will sell a stock for any of the following reasons: (i) a stock's yield falls at least one standard deviation below its historical relative yield; (ii) a stock's yield declines to an unattractive level; (iii) a company's cash flow no longer adequately covers the dividend; and (iv) future stock price appreciation appears limited.
Instead of investing directly in foreign securities, the Fund has the ability to allocate assets to the Forward International Dividend Fund, a mutual fund managed by the Sub-Advisor.  It is anticipated that such an allocation will only be made when direct investments are not feasible due to the transaction costs associated with investing in foreign markets, typically when the Fund's net assets are at low levels.  The Sub-Advisor will waive its management fees with respect to the portion of the portfolio invested in the Forward International Dividend Fund.
The Sub-Advisor's investment process for the Forward International Dividend Fund is similar to that of the Fund.   The Sub-Advisor selects investments based on relative dividend yields, dividend growth potential, and anticipated stock price appreciation.  Under normal conditions, the Forward International Dividend Fund invests at least 80% of its net assets, plus borrowings for investment purposes, in the equity securities of dividend paying companies located outside of the United States. The Fund normally will invest its assets among at least fifteen but not fewer than eight countries throughout the world including countries considered to be emerging market countries. The Fund may invest a significant amount of its net assets in emerging market companies.  A company generally will be considered to be located in a particular emerging market country if it meets one or more of the following criteria: (i) the company is organized under the laws of, or maintains its principal place of business in, the country; (ii) during the company's most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country; or (iii) the company has at least 50% of its assets in the country. The Forward International Dividend Fund may invest in securities of companies having any capitalization.

PRINCIPAL INVESTMENT RISKS
 FOR THE RX DIVIDEND INCOME FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
General Market Risk.  The net asset value and investment return of the Fund and the Forward International Dividend Fund will fluctuate based upon changes in the value of its portfolio securities. Market prices for securities change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a security may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, economic and political conditions, and general market conditions.  The Fund's performance per share will change daily in response to such factors.
Common Stocks.  The Fund's direct and indirect investments in common stocks may fluctuate in value response to many factors, including the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund or the Forward International Dividend Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk.  The Fund and the Forward International Dividend Fund may invest in securities of small-cap and mid-cap companies, which involves greater risk than investing in larger and more established companies.  This greater risk is, in part, attributable to the fact that the securities of these companies are usually less marketable and, therefore, more volatile than securities of larger, more established companies or the market in general.  Because these companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices.  Another risk factor is that these companies often have limited product lines, markets, or financial resources and may lack management depth.  Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than are larger, more established companies.  These companies may be more vulnerable than larger companies to adverse business or economic developments; the risk exists that the companies will not succeed; and the prices of the companies' shares could dramatically decline in value.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Foreign Investment Risk.  The Fund's direct and indirect investments in foreign securities involve risks different from those associated with domestic securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Emerging Markets Risk.  The Fund and the Forward International Dividend Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.
Depository Receipts.  The Fund and the Forward International Dividend Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  The Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), and other similar global instruments.  ADRs are generally issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  GDRs are generally issued by a foreign branch of an international bank that evidence ownership of foreign underlying securities.  Unsponsored ADR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs and GDRs, and the prices of unsponsored ADRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Investment Sub-Advisor Risk.  The Sub-Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The portfolio managers' experience is discussed in the section of this prospectus entitled "Management of the Funds – Investment Sub-Advisor."
PRINCIPAL INVESTMENT STRATEGIES
FOR THE RX FUNDAMENTAL GROWTH FUND
The Fund's investment sub-advisor, Navellier & Associates, Inc. (the "Sub-Advisor"), seeks to achieve the Fund's investment objective of capital appreciation by principally investing in stocks that the Sub-Advisor believes to have above-average growth potential relative to their peers.  The Sub-Advisor uses a proprietary screening system that incorporates quantitative and fundamental analysis in order to construct the Fund's portfolio.  The Advisor will be responsible for monitoring and overseeing the investment sub-advisor, including the monitoring of risk and the continual validation of the sub-advisor and investment strategy.
The Fund invests principally in common stocks and is not limited in its investments by market capitalization.  The Fund's investments may be issued by both domestic and foreign companies, and investments may be made directly in foreign markets, including emerging markets, as well as indirectly through exchange-traded funds and American Depository Receipts ("ADRs The Sub-Advisor deems an issuer to be foreign if it is an issuer of securities for which a U.S. market is not the principal trading market.  To the extent the Fund invests in ADRs, it may invest in ADRs sponsored by the issuers of the underlying securities or ADRs not sponsored by the issuers.
The Sub-Advisor's screening system for the Fund is composed of three steps.  First, the Sub-Advisor employs quantitative analysis of market and individual stock statistics in order to rank stocks by different measures of risk and reward.  Second, screens based on fundamental variables are applied to the highest ranked stocks, those found to have encouraging risk/reward measures.  This step seeks to highlight investment opportunities by evaluating companies in light their profit margins, earnings growth, and the ratio of price to expected future earnings.  Third, the Sub-Advisor uses a proprietary optimization model to try to design a risk-adjusted portfolio that is diversified across sectors and industries.
The Sub-Advisor may sell a portfolio security when its reward/risk measures weaken, the fundamentals of the stock change, to pursue opportunities that the Sub-Advisor believes will be of greater benefit to the Fund, or to rebalance the Fund's portfolio.
The Fund may, from time to time, take temporary defensive positions in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When the Fund takes temporary defensive positions, the Fund may not be able to achieve its investment objective.

PRINCIPAL INVESTMENT RISKS
 FOR THE RX FUNDAMENTAL GROWTH FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  The Fund will be subject to the following principal risks:
General Market Risk. The Fund's net asset value and investment return will fluctuate based upon changes in the value of its portfolio securities. Certain securities held by the Fund may be worth less than the price originally paid for them, or less than they were worth at an earlier time.
Management Style Risk.  Different types of securities tend to shift into and out of favor with investors depending on market and economic conditions.  The returns from the types of investments purchased by the Fund (e.g., growth stocks) may at times be better or worse than the returns from other types of funds.  Thus, the performance of the Fund may be better or worse than the performance of funds that focus on other types of investments, or that have a broader investment style.
Quantitative Model Risk.  Securities or other investments selected using quantitative methods may perform differently from the market as a whole. There can be no assurance that these methodologies will enable the Fund to achieve its objective.
Common Stock Risk.  The Fund's investments in shares of common stock, both directly and indirectly through the Fund's investment in shares of other investment companies, may fluctuate in value response to many factors, including the activities of the individual issuers whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  During temporary or extended bear markets, the value of common stocks will decline, which could also result in losses for the Fund.  Common stock generally is subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.
Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.
Small-Cap and Mid-Cap Securities Risk. The Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.  Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.
Foreign Investment Risk.  The Fund's investments in foreign securities involve risks different from those associated with domestic securities.  Foreign securities have investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than another fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Emerging Markets Risk.  The Fund may invest in emerging markets, which are markets of countries in the initial stages of industrialization and generally have low per capital income.  In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues which could reduce liquidity.
Currency Risk.  Currency risk is the chance that changes in currency exchange rates will negatively affect the Fund.  The Fund's indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged.  Adverse changes in currency exchange rates relative to the U.S. dollar may diminish gains from investments denominated in a foreign currency or may widen existing losses.  Currency gains and losses can occur regardless of the performance of the underlying investment.

Depository Receipts.  The Fund may invest in the securities of foreign issuers in the form of depository receipts or other securities convertible into securities of foreign issuers.  Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted.  The Fund may invest in both sponsored and unsponsored American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs"), and other similar global instruments.  ADRs are generally issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  GDRs are generally issued by a foreign branch of an international bank that evidence ownership of foreign underlying securities.  Unsponsored ADR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities.  As a result, available information concerning the issuer may not be as current as for sponsored ADRs and GDRs, and the prices of unsponsored ADRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.  The Fund's investments in depository receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.
Investment Advisor Risk.  The ability of the Advisor and Sub-Advisor to manage the Fund has a significant impact on the Fund's ability to achieve its investment objective.  The Advisor and Sub-Advisor do not have previous experience managing an investment company registered under the Investment Company Act of 1940.  Accordingly, investors in the Fund bear the risk that the inexperience of the Advisor and Sub-Advisor may limit their effectiveness.
New Fund Risk.  The Fund was formed in 2013.  Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders.  Such a liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS
An investment in the Funds should not be considered a complete investment program.  Whether a Fund is an appropriate investment for an investor will depend largely on his or her financial resources and individual investment goals and objectives.  Investors who engage in short-term trading or other speculative strategies and styles will not find the Funds to be an appropriate investment vehicle if they want to invest in the Funds for a short period of time.
Temporary Defensive Positions.  Each Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, a Fund may hold up to 100% of its portfolio in cash or cash equivalent positions.  When a Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
Disclosure of Portfolio Holdings.  The Funds may make portfolio holdings information available to the public, including the complete portfolio holdings from the previous business day.  Each Fund will generally make this information available to the public on the web pages noted under "Performance Information" above.  The web pages can also be reached at www.ncfunds.com by selecting the link "Fund Search" found in the top right-hand corner.  Search for the Funds using key words ("RiskX" is an effective key word) and then select the link for the desired Fund on the Fund Search Results page.  Under the section entitled "Portfolio Holdings" on the web pages, there will be a link to the Fund's complete portfolio holdings entitled "Click To View."  At the end of each business day, Funds providing daily information will post the portfolio holdings from the previous business day.  Information will remain available until new information is posted.  A Fund will not will post the portfolio holdings from the previous business day if the Advisor determines that daily disclosure is not in the Fund's best interests.  In such a situation, the Fund may instead disclose the portfolio holdings less frequently, such as at the end of each calendar month or quarter.
A full description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Funds' Statement of Additional Information, which is available from the Funds or on the Securities and Exchange Commission's web site, www.sec.gov.

MANAGEMENT OF THE FUNDS
INVESTMENT ADVISOR
The Funds' investment advisor is FolioMetrix, LLC of 101 S 108th Avenue, Suite 101, Omaha, Nebraska 68154.  The Advisor was established in 2009 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  Subject to the authority of the Trustees and pursuant to the Investment Advisory Agreement with the Trust, the Advisor provides each Fund with a program of continuous supervision of its assets, including developing the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities.  The Advisor is also responsible for the selection of broker-dealers through which the Funds execute portfolio transactions, subject to the brokerage policies established by the Trustees, and it provides certain executive personnel to the Funds.
Portfolio Managers.  Investment decisions for each of the Funds are made by an investment committee consisting of experienced investment professionals within the organization.  No one person is solely responsible for the day-to-day management of a Fund's portfolio.  Each member of the investment committee is jointly and primarily responsible for the day-to-day management of the Funds' portfolios.  There is no lead portfolio manager.  There are no limitations or restrictions on any one portfolio manager's role relative to the other portfolio managers on the investment committee. Each portfolio manager generally serves as a research analyst.  The investment committee discusses investment ideas and the overall structure of a portfolio.  Investment decisions are then made collectively by the investment committee.
Steven Wruble, CFA, Chief Investment Officer, Portfolio Manager: Mr. Wruble has served on the investment committee since 2011.  Prior to joining the Advisor, Mr. Wruble was a Portfolio Analyst with an independent financial planning firm where he was also a registered representative.  Prior to that, he has worked in the capacity of registered representative and/or investment advisor representative with other firms.  Mr. Wruble holds a Bachelor of Science from the University of Nebraska-Lincoln in Finance and a Master of Security Analysis and Portfolio Management from Creighton University.  Steve is a Chartered Financial Analyst (CFA) charterholder and is a member of the CFA Institute and the CFA Society of Nebraska.  He holds the Accredited Asset Management Specialist designation (AAMS) and the Series 65 license.
Greg Rutherford Co-Founder, Managing Director, Portfolio Manager:  Mr. Rutherford has served on the investment committee since 2011. Prior to joining the Advisor, Greg was co-founder and President of Tagge Rutherford Financial Group, a financial services firm founded in 1992.  Mr. Rutherford holds designations as a Certified Financial Planner Professional (CFP), Certified Life Underwriter (CLU), and Chartered Financial Consultant (ChFC).  He received a Bachelor of Science in Business Administration from the University of Nebraska-Omaha and a Masters of Business Administration from Golden Gate University.
D. Jerry Murphey, Manager, President and Chief Executive Officer: Mr. Murphey has served on the investment committee since 2014. Prior to joining the Advisor, Mr. Murphey was with Prudential Investment Management Services, an investment management firm.

The Fund's Statement of Additional Information provides information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of shares of the Fund.
Advisor Compensation.  As full compensation for the investment advisory services provided to the Funds, the Advisor receives monthly compensation based on the Fund's average daily net assets at the following annual rates:
Fund	Rate
Rx Dynamic Growth Fund	0.45%
Rx Dynamic Total Return Fund	0.45%
Rx Non Traditional Fund	0.45%
Rx High Income Fund	0.45%
Rx Traditional Equity Fund	0.45%
Rx Traditional Fixed Income Fund	0.45%
Rx Tactical Rotation Fund	1.00%
Rx Tax Advantaged Fund	0.45%
Rx Dividend Income Fund	0.90%
Rx Premier Managers Fund	0.45%
Rx Fundamental Growth Fund	1.00%
The table above reflects the maximum annual rate for the Rx Dynamic Growth Fund and the Rx Dynamic Total Return Fund.  With respect to the Rx Dynamic Growth Fund, the Advisor receives a monthly fee based on a minimum annual rate of 0.00% if average daily net assets are under $11 million.  The monthly fee gradually increases to a maximum annual rate of 0.45% if average daily net assets are $16 million or more.  With respect to the Rx Dynamic Total Return Fund, the Advisor receives a monthly fee based on a minimum annual rate of 0.00% if average daily net assets are under $13 million.  The monthly fee gradually increases to a maximum annual rate of 0.45% if average daily net assets are $23 million or more.
Disclosure Regarding Approval of Investment Advisory Contracts.  A discussion regarding the Trustees' basis for approving the investment advisory contracts for the Funds can be found in the Funds' semi-annual report to shareholders for the period ended November 30th of each year.  You may obtain a copy of the semi-annual report, free of charge, upon request to the Funds.
INVESTMENT SUB-ADVISORS
Rx Dividend Income Fund
The investment sub-advisor for the Rx Dividend Income Fund is Forward Management, LLC, 101 California Street, Suite 1600, San Francisco, California 94111.  The Sub-Advisor was established in 1998 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.

Portfolio Manager.  David Ruff, CFA is a Portfolio Manager for the Sub-Advisor with emphasis on the Sub-Advisor's dividend strategies and has held this position since August 2008. From 2001 to July 2008, Mr. Ruff was Chief Investment Officer and a Member of the Investment Policy Committee for Berkeley Capital Management. From 1987 to 2001, Mr. Ruff was Executive Vice President and Chief Investment Officer for London Pacific Advisors. Mr. Ruff received a Bachelor of Science in Finance from Iowa State University and is a Chartered Financial Analyst.
Randall Coleman, CFA has been a Portfolio Manager at the Sub-Advisor since August 2008. From 2001 to July 2008, Mr. Coleman was a Portfolio Manager and Member of the Investment Policy Committee for Berkeley Capital Management. From 1994 to 2001, Mr. Coleman was Vice President at London Pacific Advisors. From 1987 to 1988, he served as a Compliance Officer for Intrust Investor Services and from 1986 to 1987, he was a Registered Representative with First Investors Corp. Mr. Coleman holds a BA from the University of California, Davis, and an MBA from the American Graduate School of International Management (Thunderbird). He is a member of the CFA Institute.
Bruce Brewington has been a Portfolio Manager with the Sub-Advisor since August 2008. Prior to joining the Sub-Advisor, Mr. Brewington was a Portfolio Manager for Berkeley Capital Management from 2005 to 2008. Previously, he was a sell‐side analyst covering international financial services companies with Putnam Lovell Securities (1995‐2003) and an Equity Analyst covering financial service equities with Prudential Securities (1992‐1994). He has also worked as a Senior Analyst at First Nationwide Financial Corp. (1988‐1992); a Corporate Auditor at Santa Fe Southern Pacific Corp. (1986‐1988); an Auditor with Price Waterhouse (1983‐1986); and a Research Chemist with SmithKline (1980‐1983). Mr. Brewington holds a BS in Molecular Biology from the University of Colorado as well as an MBA from the University of Notre Dame de Namur.
Mr. Sagmeister joined Forward as a Portfolio Manager in July 2013. Prior to Forward, he was Executive Director, European Equity Sales at Nomura Securities International (2009-2013) where he was instrumental in assembling Nomura's first European Equities desk in the US. He has also served as Director, European Equity Sales at Merrill Lynch (2008 – 2009); Vice President, European Equity Sales at Credit Suisse (2006 – 2008) which included primary coverage of international equities for west coast client base; Investment Analyst for Global Utilities and Telecoms (2005 – 2006), Investment Analyst for International Equities focusing on retail, media, software and luxury goods sectors (2002 – 2005) and Portfolio Administrator (1995 – 2001) at Nicholas Applegate Capital Management. Mr. Sagmeister has a BA from San Diego State University.
Sub-Advisor Compensation.  For its sub-advisory services to the Rx Dividend Income Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund's average daily net assets at a maximum rate of 0.45%.  The Sub-Advisor will waive its management fee with respect to the portion of the portfolio invested in the Forward International Dividend Fund.  The Fund does not pay a direct fee to the Sub-Advisor.

Rx Dividend Income Fund
The investment sub-advisor for the Rx Fundamentals Growth Fund is Navellier & Associates, Inc.  The Sub-Advisor was established in 1987 and is registered as an investment advisor with the Securities and Exchange Commission under the Investment Advisers Act of 1940.  The Sub-Advisor serves pursuant to an Investment Sub-Advisory Agreement with the Advisor as approved by the Trustees.  The Sub-Advisor, with oversight from the Advisor, makes day-to-day investment decisions for the Fund and selects broker-dealers for executing portfolio transactions, subject to the brokerage policies established by the Trustees.
Portfolio Managers.  Louis Navellier founded the Sub-Advisor and currently serves as its Chief Investment Officer, Chief Executive Officer, and Chairman.  He is responsible for the management of individual portfolios, mutual funds, and institutional portfolios.  Mr. Navellier received a B.S. in business administration and an M.B.A. in finance from California State University, Hayward.
Sub-Advisor Compensation.  For its sub-advisory services to the Rx Fundamental Growth Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund's average daily net assets at a maximum rate of 0.30%.  The Fund does not pay a direct fee to the Sub-Advisor.
DISTRIBUTOR
Capital Investment Group, Inc. ("Distributor") is the principal underwriter and distributor of each Fund's shares and serves as each Fund's exclusive agent for the distribution of such Fund's shares.  The Distributor may sell each Fund's shares to or through qualified securities dealers or others.
The Funds have adopted a plan of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Distribution Plan").  Pursuant to the Distribution Plan, the Funds compensate the Distributor with assets attributable to the Advisor Class Shares for services rendered and expenses borne in connection with activities intended to result in the sale or the servicing of those shares (this compensation is commonly referred to as "12b-1 fees").  These activities include, among others, reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund's shares.  The Distribution Plan provides that each Fund will pay the annual rate of up to 1.00% of the average daily net assets attributable to its Advisor Class Shares.  The 1.00% fee is comprised of a 0.25% service fee and a 0.75% distribution fee.  Because the 12b-1 fees are paid out of the Funds' assets on an on-going basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.

ADDITIONAL INFORMATION ON EXPENSES
Expense Limitation Agreement.  In the interest of limiting expenses of the Funds, the Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the Funds' annual operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments under the Rule 12b-1 distribution plan) including acquired fund fees and expenses to not more than certain percentages of the average daily net assets of the Fund as outlined in the chart below.

Fund	Operating Expense Limit (Including Acquired Fund Fees and Expenses) Institutional and Advisor Class Shares	Operating Expense Limit (Including Acquired Fund Fees and Expenses) Class P Shares
1.Rx Dynamic Growth Fund	1.40%	1.55%
2.Rx Dynamic Total Return Fund	1.30%	1.45%
3.Rx Non Traditional Fund	1.99%	2.14%
4.Rx High Income Fund	1.44%	1.59%
5.Rx Traditional Equity Fund	1.10%	1.25%
6.Rx Traditional Fixed Income Fund	1.10%	1.25%
7.Rx Tactical Rotation Fund	1.45%	1.60%
8.Rx Tax Advantaged Fund	1.26%	1.41%
9.Rx Dividend Income Fund	1.88%	2.03%
10.Rx Premier Managers Fund	1.48%	1.63%
11.Rx Fundamental Growth Fund	1.10%	1.25%

Net annual operating expenses for the Fund may exceed these limits to the extent that they incur expenses enumerated above as exclusions. The Expense Limitation Agreement runs through January 31, 2015, and may not be terminated prior to that date except via action by the Trust's board of trustees. It is expected that the Expense Limitation Agreement will continue from year-to-year thereafter, provided such continuance is specifically approved by a majority of the Trustees who (i) are not "interested persons" of the Trust or any other party to the Expense Limitation Agreement, as such term is defined in the Investment Company Act of 1940, and (ii) have no direct or indirect financial interest in the operation of the Expense Limitation Agreement. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Other Expenses.  The Funds are obligated to pay brokerage fees and commissions, taxes, borrowing costs (such as interest or dividend expenses on securities sold short), acquired fund fees and expenses, and distribution and/or service (12b-1) fees.  The Funds will be separately responsible for any indemnification payments, damages awarded in litigation or settlements made, or extraordinary expenses.  All general Trust expenses are allocated among and charged to the assets of each separate series of the Trust (if any), on a basis that the Trustees deem fair and equitable, which may be on the basis of relative net assets of each series or the nature of the services performed and relative applicability to each series.  The Funds do not anticipate any such expenses to be allocated to the Funds in the current fiscal year.
Acquired Fund Fees and Expenses.  In the summary section of the prospectus entitled "Fees and Expenses of the Fund," the "Acquired Fund Fees and Expenses" are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies.  "Acquired Fund Fees and Expenses" do not affect a Fund's actual operating costs and, therefore, are not included in the Fund's financial statements, which provide a clearer picture of a Fund's actual operating costs.  The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" under "Fees and Expenses of the Fund" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements.  The ratios reported in the Financial Highlights reflect the operating expenses of the Funds without "Acquired Fund Fees and Expenses."

INVESTING IN THE FUNDS
PURCHASE OPTIONS
The Funds offer three different classes of shares through this Prospectus.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds.  The share class available to an investor may vary depending on how the investor wishes to purchase shares of the Funds.
Institutional Class Shares
●	No front-end sales charge.
●	No distribution or service plan (Rule 12b-1) fees.
●	No contingent deferred sales charge.
●	$250 minimum initial investment.
●	No purchase maximum per transaction.
●	No conversion.
Advisor Class Shares
●	No front-end sales charge.
●	Distribution and service plan (Rule 12b-1) fees of 1.00%.
●	A 1.00% contingent deferred sales charge on shares redeemed within one year of purchase.
●	$250 minimum initial investment.
●	Purchase maximum per transaction of $500,000.
●	Automatic coversion to Institutional Class Shares seven years after purchase.
Class P Shares
●	Available only through certain financial firms.
●	No front-end sales charge.
●	No distribution or service plan (Rule 12b-1) fees.
●	No contingent deferred sales charge.
●	$250 minimum initial investment.
●	No purchase maximum per transaction.
●	No conversion.

When you purchase shares of a Fund, you must choose a share class.  If none is chosen, your investment will be made in Institutional Class Shares.
Information regarding the Funds' sales charges, as well as information regarding reduced sales charges and waived sales charges, and the terms and conditions for the purchase, pricing, and redemption of Fund shares is not available on the Funds' website since the Funds' website contains limited information.  Further information is available free of charge by calling the Funds at 1-800-773-3863.

INSTITUTIONAL CLASS SHARES
Institutional Class Shares are sold and redeemed at net asset value.  Shares may be purchased by any account managed by the Advisor and any other institutional investor or any broker-dealer authorized to sell shares in the Funds.  The minimum initial investment is $250.  The minimum additional investment is $50.  The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.
ADVISOR CLASS SHARES
Advisor Class Shares are sold at net asset value.  Shares may be purchased by any account managed by the Advisor and any broker-dealer authorized to sell shares in the Funds.  The minimum initial investment is $250.  The minimum additional investment is $50.  The Funds may, in the Advisor's sole discretion, accept certain accounts with less than the minimum investment.  The maximum purchase per transaction is $500,000.
Contingent Deferred Sales Charges.  If you redeem your Advisor Class Shares within the first year of purchase, you may be subject to a contingent deferred sales charge.  The contingent deferred sales charge is imposed on the redemption proceeds according to the following schedule:
Year of Redemption After Purchase	Contingent Deferred Sales Charge
First	1.00%
Second and Following	None
The contingent deferred sales charge is calculated as a percentage of the net asset value of the Advisor Class Shares at the time of purchase or redemption by first determining whichever value is lower and then multiplying that value by 1%.  The contingent deferred sales charge will be paid to the Distributor for providing distribution-related services with respect to the sale of Advisor Class Shares of the Funds.  The Distributor, as paying agent for the Funds, may pay all or a portion of the contingent deferred sales charge to the broker-dealers, banks, insurance companies, and other financial intermediaries that make Advisor Class Shares available in exchange for their services.  The Distributor may also retain a portion of the contingent deferred sales charge.
To determine if the contingent deferred sales charge applies to a redemption, the Funds redeem shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; and then (ii) shares held for the longest period.  Shares acquired through the reinvestment of dividends or distribution of capital gains will not be subject to a contingent deferred sales charge.
The contingent deferred sales charge imposed on Advisor Class Shares redeemed within the first year of purchase may be waived in certain circumstances.  See "Redeeming Your Shares – Contingent Deferred Sales Charge Waivers" below.
If you hold Advisor Class Shares for seven years, they will automatically convert to Institutional Class Shares.  Institutional Class Shares are not subject to the distribution and service plan (Rule 12b-1) fees of 1.00%.  Purchases of Advisor Class Shares made on any day during a calendar month will age, for the purpose of conversion, one year at the close of business on the last day of that month in the following calendar year, and each subsequent year.

CLASS P SHARES
Class P Shares are sold and redeemed at net asset value. Class P shares are offered through certain asset allocation, wrap fee and other similar programs offered by broker-dealers and other financial firms. Broker-dealers, other financial firms, pension and profit-sharing plans, employee benefit trusts and employee benefit plan alliances also may purchase Class P shares.
PURCHASE AND REDEMPTION PRICE
Determining the Fund's Net Asset Value.  The price at which you purchase or redeem shares is based on the next calculation of net asset value ("NAV") after an order is received in good form.  An order is considered to be in good form if it includes all necessary information and documentation related to a purchase or redemption request and, if applicable, payment in full of the purchase amount.  A Fund's NAV per share for each class of shares is calculated by dividing the value of the Fund's total assets attributable to that class, less liabilities (including Fund expenses, which are accrued daily) attributable to that class, by the total number of outstanding shares of the Fund attributable to that class.  To the extent that the Funds hold portfolio securities that are listed on foreign exchanges that trade on weekends or other days when the Funds do not price shares, the NAV of a Fund's shares may change on days when shareholders will not be able to purchase or redeem the Fund's shares.  The NAV per share for each class of shares is normally determined at 4:00 p.m. Eastern time, the time regular trading closes on the New York Stock Exchange.  The Funds do not calculate NAV on business holidays when the New York Stock Exchange is closed.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Board of Trustees.  In determining the value of a Fund's total assets, portfolio securities are generally calculated at market value by quotations from the primary market in which they are traded.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.  The Funds normally use third party pricing services to obtain market quotations.  Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds' normal pricing procedures are valued at fair value in good faith by either a valuation committee or the Advisor in accordance with procedures established by, and under the supervision of, the Board of Trustees.  Fair value pricing may be used in situations where (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to a Fund's NAV calculation.

Pursuant to policies adopted by the Board of Trustees, the Advisor consults with the Fund's administrator on a regular basis regarding the need for fair value pricing.  The Advisor is responsible for notifying the Board of Trustees (or the Funds' valuation committee) when it believes that fair value pricing is required for a particular security.  The Funds' policies regarding fair value pricing are intended to result in a calculation of each Fund's NAV that fairly reflects portfolio security values as of the time of pricing.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Funds' normal pricing procedures and the fair value price may differ from the price at which the security may ultimately be traded or sold.  If such fair value price differs from the price that would have been determined using the Funds' normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the security were priced using the Funds' normal pricing procedures.  The performance of a Fund may also be affected if a portfolio security's fair value price were to differ from the security's price using the Funds' normal pricing procedures.  To the extent the Funds invest in other open-end investment companies that are registered under the Investment Company Act of 1940, the Funds' net asset value calculations are based upon the net asset value reported by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Other Matters.  Purchases and redemptions of shares of the same class by the same shareholder on the same day will be netted for each Fund.
BUYING OR SELLING SHARES
 THROUGH A FINANCIAL INTERMEDIARY
Certain financial intermediaries have agreements with the Funds that allow them to enter purchase or redemption orders on behalf of clients and customers.  These orders will be priced at the NAV next computed after the orders are received by the financial intermediary, subject to the order being in good form.  Orders received in good form by the financial intermediary before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.  You should look to the financial intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.
PURCHASING SHARES
Purchases of Institutional and Advisor Class shares can be made directly from the Funds by mail or bank wire.  Class P shares are only available through certain financial firms. In addition, brokers that are authorized designees of the Funds may receive purchase and redemption orders on behalf of the Funds.  These designated brokers are also authorized to designate other financial intermediaries to receive orders on behalf of the Funds.  Such orders will be deemed to have been received by the Funds when an authorized designee, or broker-authorized designee, receives the order, subject to the order being in good form.  The orders will be priced at the NAV next computed after the orders are received by the authorized broker, or broker-authorized designee.  Orders received in good form before 4:00 p.m. Eastern Time will receive a share price based on that day's NAV and orders received after 4:00 p.m. Eastern Time will receive a price based on the next day's NAV.   Investors may also be charged a fee by a broker or agent if shares are purchased through a broker or agent.

The Funds reserve the right to (i) refuse any request to purchase shares for any reason and (ii) suspend the offering of shares at any time.  An investor that has placed a purchase order will be notified as soon as possible in such circumstances.
Regular Mail Orders.  Payment for shares by mail must be made by check from a U.S. financial institution and payable in U.S. dollars.  Cash, money orders, and traveler's checks will not be accepted by the Funds.  If checks are returned due to insufficient funds or other reasons, your purchase will be canceled.  You will also be responsible for any losses or expenses incurred by the Funds and their administrator and transfer agent.  The Funds will charge a $35 fee and may redeem shares of the Funds owned by the purchaser or another identically registered account in another series of the Trust to recover any such losses.  For regular mail orders, please complete the Fund Shares Application and mail it, along with your check made payable to the applicable Fund, to:
RiskX Funds
Institutional Class Shares or Advisor Class Shares (please specify – Class P Shares are only available through certain financial firms)
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365
The application must contain your Social Security Number or Taxpayer Identification Number.  If you have applied for a number prior to completing your account application but you have not received your number, please indicate this on the application and include a copy of the form applying for your number.  Taxes are not withheld from distributions to U.S. investors if certain requirements of the Internal Revenue Service are met regarding the Social Security Number and Taxpayer Identification Number.
Bank Wire Purchases.  Purchases may also be made through bank wire orders.  To establish a new account or add to an existing account by wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.
Additional Investments.  You may also add to your account by mail or wire at any time by purchasing shares at the then-current net asset value.  The minimum additional investment is $50.  Before adding funds by bank wire, please call the Funds at 1-800-773-3863 for wire instructions and to advise the Funds of the investment, dollar amount, and the account identification number.  Mail orders should include, if possible, the "Invest by Mail" stub that is attached to your confirmation statement.  Otherwise, please identify your account in a letter accompanying your purchase payment.
Automatic Investment Plan.  The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Funds will automatically charge the shareholder's checking account for the amount specified ($50 minimum), which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing the Funds.

Exchange Feature.  You may exchange shares of the Funds for shares of the same class of any other series of the Trust advised by the Advisor and offered for sale in the state in which you reside.  Shares may be exchanged for shares of the same class of any other series of the Trust at the net asset value.  Prior to making an investment decision or giving us your instructions to exchange shares, please read the prospectus for the series in which you wish to invest.
The Trustees reserve the right to suspend, terminate, or amend the terms of the exchange privilege upon prior written notice to the shareholders.
Share Certificates.  The Funds normally does not issue share certificates.  Evidence of ownership of shares is provided through entry in a Fund's share registry.  Investors will receive periodic account statements (and, where applicable, purchase confirmations) that will show the number of shares owned.
Important Information about Procedures for Opening a New Account.  Under the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act of 2001), the Funds are required to obtain, verify, and record information to enable the Funds to form a reasonable belief as to the identity of each customer who opens an account.  Consequently, when an investor opens an account, the Funds will ask for the investor's name, street address, date of birth (for an individual), social security or other tax identification number (or proof that the investor has filed for such a number), and other information that will allow the Funds to identify the investor.  The Funds may also ask to see the driver's license or other identifying documents of the investor.  An investor's account application will not be considered "complete" and, therefore, an account will not be opened and the investor's money will not be invested until the Funds receive this required information.  In addition, if after opening the investor's account the Funds are unable to verify the investor's identity after reasonable efforts, as determined by the Funds in their sole discretion, the Funds may (i) restrict further investments until the investor's identity is verified; and (ii) close the investor's account without notice and return the investor's redemption proceeds to the investor.  Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.  If the Funds close an investor's account because the Funds could not verify the investor's identity, the Funds will value the account in accordance with the next NAV calculated after the investor's account is closed.  In that case, the investor's redemption proceeds may be worth more or less than the investor's original investment.  The Funds will not be responsible for any losses incurred due to the Funds' inability to verify the identity of any investor opening an account.
REDEEMING SHARES
Regular Mail Redemptions.  Regular mail redemption requests should be addressed to:
RiskX Funds
Institutional Class Shares or Advisor Class Shares (please specify - Class P shares may only be redeemed through the investor's financial firm.)
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, North Carolina 27803-0365

Regular mail redemption requests should include the following:
(1)	Your letter of instruction specifying the account number, class of shares, and number of shares (or the dollar amount) to be redeemed. This request must be signed by all registered shareholders in the exact names in which they are registered;
(2)	Any required signature guarantees (see "Signature Guarantees" below); and
(3)	Other supporting legal documents, if required in the case of estates, trusts, guardianships, custodianships, corporations, partnerships, pension or profit sharing plans, and other entities.
Your redemption proceeds normally will be sent to you within 7 days after receipt of your redemption request.  The Funds may delay forwarding a redemption check for recently purchased shares while the Funds determine whether the purchase payment will be honored.  Such delay (which may take up to 15 days from the date of purchase) may be reduced or avoided if the purchase is made by certified check or wire transfer.  In all cases, the NAV next determined after receipt of the request for redemption will be used in processing the redemption request.
Telephone and Bank Wire Redemptions.  Unless you decline the telephone transaction privileges on your account application, you may redeem shares of a Fund by telephone.  You may also redeem shares by bank wire under certain limited conditions.  The Funds will redeem shares in this manner when so requested by the shareholder only if the shareholder confirms redemption instructions in writing.
The Funds may rely upon confirmation of redemption requests transmitted via facsimile (FAX# 919-882-9281).  The confirmation instructions must include the following:
(1)	Name of Fund and class of shares;
(2)	Shareholder name and account number;
(3)	Number of shares or dollar amount to be redeemed;
(4)	Instructions for transmittal of redemption proceeds to the shareholder; and
(5)	Shareholder signature as it appears on the application on file with the Fund.
Redemption proceeds will not be distributed until written confirmation of the redemption request is received, per the instructions above.  You can choose to have redemption proceeds mailed to you at your address of record, your financial institution, or to any other authorized person, or you can have the proceeds sent by wire transfer to your financial institution ($5,000 minimum).  Redemption proceeds cannot be wired on days in which your financial institution is not open for business.  You can change your redemption instructions anytime you wish by sending a letter with your new redemption instructions to the Funds.  See "Signature Guarantees" below.
The Funds, in their discretion, may choose to pass through to redeeming shareholders any charges imposed by the Funds' custodian for wire redemptions.  If this cost is passed through to redeeming shareholders by the Fund, the charge will be deducted automatically from your account by redemption of shares in your account.  Your bank or brokerage firm may also impose a charge for processing the wire.  If wire transfer of funds is impossible or impractical, the redemption proceeds will be sent by regular mail to the designated account.

You may redeem shares, subject to the procedures outlined above, by calling the Funds at 1-800-773-3863.  Redemption proceeds will only be sent to the financial institution account or person named in your Fund Shares Application currently on file with the Funds.  Telephone redemption privileges authorize the Funds to act on telephone instructions from any person representing him or herself to be the investor and reasonably believed by the Funds to be genuine.  The Funds will employ reasonable procedures, which may include requiring a form of personal identification, to confirm that instructions are genuine.  The Funds will not be liable for any losses due to fraudulent or unauthorized instructions.  The Funds will also not be liable for following telephone instructions reasonably believed to be genuine.
Systematic Withdrawal Plan.  A shareholder who owns Fund shares of a particular class valued at $5,000 or more at the current offering price may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") to receive a monthly or quarterly check in a stated amount (not less than $50).  Each month or quarter, as specified, the applicable Fund will automatically redeem sufficient shares from your account to meet the specified withdrawal amount.  The shareholder may establish this service whether dividends and distributions are reinvested in shares of a Fund or paid in cash.  Contingent deferred sales charges will not apply to shares redeemed under this plan.  Call or write the Funds for an application form.
Minimum Account Size.  The Trustees reserve the right to redeem involuntarily any account having a NAV of less than $250 (due to redemptions, exchanges, or transfers, and not due to market action) upon 30-days' prior written notice.  If the shareholder brings his account NAV up to at least $250 during the notice period, the account will not be redeemed.  Redemptions due to account size will not be subject to an otherwise applicable contingent deferred sales charge.  Redemptions from retirement accounts may be subject to federal income tax.  Shareholders may also be charged a fee by their broker or agent if shares are redeemed or transferred through their broker or agent.
Redemptions in Kind.  The Funds do not intend, under normal circumstances, to redeem shares by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for the Funds to pay for all redemptions in cash.  In such cases, the Trustees may authorize payment to be made in readily marketable portfolio securities of the Funds.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund's NAV per share.  Shareholders receiving them bear the market risks associated with the securities until they have been converted into cash and may incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f-1 of the Investment Company Act of 1940, wherein the Funds must pay redemptions in cash, rather than in kind, to any shareholder of record of the Funds who redeems during any 90-day period, the lesser of (i) $250,000 or (ii) 1% of a Fund's NAV at the beginning of such period.  Redemption requests in excess of this limit may be satisfied in cash or in kind at each Fund's election.

Signature Guarantees.  To protect your account and the Funds from fraud, signature guarantees may be required to be sure that you are the person who has authorized a change in registration or standing instructions for your account.  Signature guarantees are generally required for (i) change of registration requests; (ii) requests to establish or to change exchange privileges or telephone and bank wire redemption service other than through your initial account application; (iii) transactions where proceeds from redemptions, dividends, or distributions are sent to a financial institution; and (iv) redemption requests in excess of $50,000.  Signature guarantees are acceptable from a member bank of the Federal Reserve System, a savings and loan institution, credit union (if authorized under state law), registered broker-dealer, securities exchange, or association clearing agency and must appear on the written request for change of registration, establishment or change in exchange privileges, or redemption request.
Contingent Deferred Sales Charge Waivers.  The contingent deferred sales charge imposed on Advisor Class Shares may be waived in the following circumstances:
●	Permitted exchange of shares, except if shares acquired by exchange are then redeemed within the period during which a contingent deferred sales charge would apply to the initial shares purchased.
●	Tax-free returns of excess contributions to IRAs.
●
Redemption upon the death or permanent disability of the shareholder if made within one year of the death or the initial determination of permanent disability.  The waiver is available only for shares held at the time or death or initial determination of permanent disability.

●	Redemptions of Advisor Class Shares pursuant to a systematic withdrawal plan.
●	Mandatory distributions from a tax-deferred retirement plan or IRA.
If you wish to request that a contingent deferred sales charge be waived for one of the reasons stated above, contact your broker-dealer, bank, insurance company, or other financial intermediary, or the Funds.  Such waiver requests must be made at the time of redemption.
Reinstatement Privilege.  If you sell Advisor Class Shares of the Funds, you may reinvest some or all of the proceeds in Advisor Class Shares within 90 days without a contingent deferred sales charge.  Reinstated Advisor Class Shares will retain their original cost and purchase date for purposes of the contingent deferred sales charge.  This privilege can only be used once per calendar year.  If you want to use the reinstatement privilege, contact your financial representative or broker-dealer.
Miscellaneous.  The Funds reserve the right to delay the distribution of redemption proceeds involving recently purchased shares until the check for the recently purchased shares has cleared, which may take up to 15 days from the date of purchase.  The Funds may also suspend redemptions, if permitted by the Investment Company Act of 1940, for any period during which the New York Stock Exchange is closed, trading is restricted by the Securities and Exchange Commission, or the Securities and Exchange Commission declares that an emergency exists.  Redemptions may be suspended during other periods permitted by the Securities and Exchange Commission for the protection of the Funds' shareholders.  During drastic economic and market changes, telephone redemption privileges may be difficult to implement.

Class P Shares.   Class P shares may only be redeemed through the investor's financial firm. Please contact the financial firm for details.
FREQUENT PURCHASES AND REDEMPTIONS
Frequent purchases and redemptions of Fund shares by a shareholder, known as frequent trading, present a number of risks to a Fund's other shareholders.  These risks include dilution in the value of Fund shares held by long-term shareholders, interference with the efficient management of a Fund's portfolio holdings, and increased brokerage and administration costs.  Due to the potential of a thin market for some of the portfolio securities, as well as overall adverse market, economic, political, or other conditions that may affect the sale price of portfolio securities, a Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions.  Frequent trading may also increase portfolio turnover, which may in turn result in increased capital gains taxes for shareholders.
The Board of Trustees has adopted a policy that is intended to discourage frequent trading by shareholders.  The Funds do not accommodate frequent trading.  Under the adopted policy, the Funds' transfer agent provides a daily record of shareholder trades to the Advisor.  The Funds' transfer agent also monitors and tests shareholder purchase and redemption orders for frequent trading.  The Advisor has the discretion to limit investments, by refusing further purchase and exchange orders, from a shareholder that the Advisor believes has a pattern of trades not in the best interests of the other shareholders.  In addition to this discretionary policy, a Fund will also limit investments from any shareholder account that, on two or more occasions during a 60 calendar day period, purchases and redeems shares over a period of less than ten days having a redemption amount within ten percent of the purchase amount and greater than $10,000.  In the event such a purchase and redemption pattern occurs, the shareholder account and any other account with the same taxpayer identification number will be precluded from investing in such Fund for at least 30 calendar days after the second redemption transaction.
The Funds and Advisor intend to apply this policy uniformly, except that the Funds may not be able to identify or determine that a specific purchase or redemption is part of a pattern of frequent trading or that a specific shareholder is engaged in frequent trading, particularly with respect to transactions made through omnibus accounts or accounts opened through financial intermediaries such as broker-dealers and banks.  Omnibus account arrangements permit multiple investors to aggregate their respective share ownership and to purchase, redeem, and exchange Fund shares without the identity of the individual shareholders being immediately known to the Funds.  Like omnibus accounts, accounts opened through financial intermediaries normally permit shareholders to purchase, redeem, and exchange Fund shares without the identity of the shareholder being immediately known to the Funds.  Consequently, the ability of the Funds to monitor and detect frequent trading through omnibus and intermediary accounts is limited, and there is no guarantee that the Funds can identify shareholders who might be engaging in frequent trading through these accounts or curtail such trading.

In addition, this policy will not apply if the Advisor determines that a purchase and redemption pattern does not constitute frequent trading, such as inadvertent errors that result in frequent purchases and redemptions.  Inadvertent errors shall include purchases and/or redemptions made unintentionally or by mistake (e.g., where a shareholder unintentionally or mistakenly invests in a Fund and redeems immediately after recognizing the error).  The shareholder shall have the burden of proving to the sole satisfaction of the Advisor that a purchase and redemption pattern was the result of an inadvertent error.  In such a case, the Advisor may choose to allow further purchase and exchange orders from such shareholder.

OTHER IMPORTANT INFORMATION
DIVIDENDS, DISTRIBUTIONS, AND TAXES
The following information is meant as a general summary for U.S. taxpayers.  Additional tax information appears in the Funds' Statement of Additional Information.  Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences to them of investing in the Funds.
The Funds will distribute most of their income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, and capital gains distributions, if any, will generally be paid at least annually.  Shareholders may elect to take dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares.  Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are received in cash or are reinvested in additional Fund shares.  Distributions may be subject to state and local taxes, as well as federal taxes.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
As with all mutual funds, the Funds may be required to withhold U.S. federal income tax at the fourth lowest rate for taxpayers filing as unmarried individuals (presently 28%) for all taxable distributions payable to shareholders who fail to provide the Funds with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding.  Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due.  Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability.
Shareholders should consult with their own tax advisors to ensure that distributions and sale of Fund shares are treated appropriately on their income tax returns.
FINANCIAL HIGHLIGHTS
The financial highlights tables on the following pages are intended to help you understand the financial performance of each Fund since inception.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions).  The financial data in the table below have been derived from audited financial statements of the Funds.  The information for the fiscal year ended May 31, 2014 has been audited by BBD, LLP, an independent registered accounting firm, whose report covering such periods is incorporated by reference into the Statement of Additional Information.

 The information for other fiscal periods was audited by a different independent registered accounting firm, This information should be read in conjunction with the Funds' latest audited annual financial statements and notes thereto, which are also incorporated by reference into the Statement of Additional Information, copies of which may be obtained at no charge by calling the Funds.  Further information about the performance of the Funds is contained in the Annual Report of the Funds, copies of which may also be obtained at no charge by calling the Funds at 1-800-773-3863.
Because the Class P shares are newly organized, there is no financial or performance information for them in this prospectus.  Updated performance information on a Fund's Class P shares can be obtained by visiting the website listed in each of the Funds' respective sections above. You may request a copy of the Funds' annual and semi-annual reports, once available, at no charge by calling the Funds at 1-800-773-3863.

RX DYNAMIC GROWTH FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2012	Year ended May 31, 2011	Period ended May 31, 2010 (a)
Net Asset Value, Beginning of Period	$11.55	$9.42	$11.78	$9.94	$10.00
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.11(g) 1.08 1.19	0.21 1.92 2.13	0.06 (1.05) (0.99)	(0.07) 1.92 1.85	(0.05) (0.01) (0.06)
Less Distributions Net Investment Income Net realized gains Total Distributions	(0.13) (0.46) (0.59)	-- -- --	(0.21) (1.16) (1.37)	-- (0.01) (0.01)	-- -- --
Net Asset Value, End of Period	$12.15	$11.55	$9.42	$11.78	$9.94
Total Return (c)	10.44%	22.61%	(8.09)%	18.12%	0.60% (c)
Net Assets, End of Period (in thousands)	$23,879	$14,139	$16,271	$15,341	$447
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income/(loss) to average net assets (f)	0.70% 0.70% 0.91%	0.94% 0.88% 1.72%	1.45% 1.38% (0.59)%	1.45% 1.45% (0.86)%	1.45% (b) 1.45% (b) (1.10)% (b)
Portfolio Turnover Rate	425.39%	453.00%	711.11%	658.15%	332.64% (c)

(a)  For the period from October 2, 2009 (date of initial public investment) to May 31, 2010.
(b)  Annualized.
(c)  Not annualized.
(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  Does not include expenses of the investment companies in which the Fund invests.
(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g) Calculated using the average shares method.

RX DYNAMIC GROWTH FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2012	Period ended May 31, 2011 (a)
Net Asset Value, Beginning of Period	$11.48	$9.48	$11.87	$11.71
Income (Loss) from Investment Operations Net investment income (loss) Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.01) (g)(h) 1.09 (h) 1.08	0.08 1.92 2.00	(0.05) (1.03) (1.08)	(0.03) 0.19 0.16
Less Distributions Net investment income Net realized gains Total Distributions	(0.13) (0.46) (0.59)	-- -- --	(0.21) (1.10) (1.31)	-- -- --
Net Asset Value, End of Period	$11.97	$11.48	$9.48	$11.87
Total Return (c)	9.53%	21.10%	(8.90) %	1.37% (c)
Net Assets, End of Period (in thousands)	$1,122	$865	$808	$551
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income/(loss) to average net assets (f)	1.70% 1.70% (0.09) %	1.92% 1.87% 0.88%	2.44% 2.38% (0.60) %	2.45% (b) 2.45% (b) (2.39) % (b)
Portfolio Turnover Rate	425.39%	453.00%	711.11%	658.15% (c)

(a)  For the period from February 18, 2011 (date of initial public investment) to May 31, 2011.
(b)  Annualized.
(c)  Not annualized.
(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  Does not include expenses of the investment companies in which the Fund invests.
(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(h)  The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

RX DYNAMIC TOTAL RETURN FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2012	Year ended May 31, 2011	Period ended May 31, 2010 (a)
Net Asset Value, Beginning of Period	$10.19	$10.16	$10.28	$10.07	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.17 (h) (0.05) 0.12	0.39 0.14 0.53	0.17 (0.13) 0.04	0.35 0.13 0.48	0.00 (g) 0.07 0.07
Less Distributions From net investment income From net realized gains Total Distributions	(0.16) -- (0.16)	(0.48) (0.02) (0.50)	(0.16) -- (0.16)	(0.27) -- (0.27)	-- -- --
Net Asset Value, End of Period	$10.15	$10.19	$10.16	$10.28	$10.07
Total Return (c)	1.25%	5.33%	0.38%	4.87%	0.70% (c)
Net Assets, End of Period (in thousands)	$9,280	$7,679	$7,920	$3,916	$130
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income/(loss) to average net assets (f)	0.70% 0.70% 1.73%	0.86% 0.84% 3.14%	1.20% 1.17% 2.06%	1.20% 1.20% 3.77%	1.20% (b) 1.20% (b) 0.17% (b)
Portfolio Turnover Rate	127.64%	82.95%	207.87%	218.16%	48.89% (c)

(a)  For the period from October 2, 2009 (date of initial public investment) to May 31, 2010.
(b)  Annualized.
(c)  Not annualized.
(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  Does not include expenses of the investment companies in which the Fund invests.
(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g)  Actual amount is less than $0.01 per share.
(h)  Calculated using the average shares method.

RX DYNAMIC TOTAL RETURN FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Year ended May 31, 2014	Year ended May 31, 2013	Year ended May 31, 2012	Period ended May 31, 2011 (a)
Net Asset Value, Beginning of Period	$9.91	$9.94	$10.11	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized gain (loss) on investments Total from Investment Operations	0.07(h) (0.04) 0.03	0.27 0.14 0.41	0.10 (0.17) (0.07)	0.00 (g) 0.11 0.11
Less Distributions From net investment income From net realized gains Total Distributions	(0.07) -- (0.07)	(0.42) (0.02) (0.44)	(0.10) -- (0.10)	-- -- --
Net Asset Value, End of Period	$9.87	$9.91	$9.94	$10.11
Total Return (c)	0.29%	4.16%	(0.63) %	1.10% (c)
Net Assets, End of Period (in thousands)	$818	$760	$837	$309
Ratios of: Gross expenses to average net assets (e) Net expenses to average net assets (e) Net investment income/(loss) to average net assets (f)	1.70% 1.70% 0.73%	1.86% 1.84% 2.14%	2.20% 2.17% 1.11%	2.20% (b) 2.20% (b) 0.26% (b)
Portfolio Turnover Rate	127.64%	82.95%	207.87%	218.16% (c)

(a)  For the period from February 25, 2011 (date of initial public investment) to May 31, 2011.
(b)  Annualized.
(c)  Not annualized.
(d)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  Does not include expenses of the investment companies in which the Fund invests.
(f)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(g)  Actual amount is less than $0.01 per share.
(h)  Calculated using the average shares method.

RX NON TRADITIONAL FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$9.99	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized loss on investments Total from Investment Operations	0.09 (g) (0.04) 0.05	0.01 -- 0.01
Less Distributions From net investment income From net realized gains Total Distributions	-- (0.05) (0.05)	(0.02) — (0.02)
Net Asset Value, End of Period	$9.99	$9.99
Total Return (c)	0.50%	0.12% (b)
Net Assets, End of Period (in thousands)	$8,840	$6,886
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	0.70% 0.70% 0.91%	0.70% (a) 0.70% (a) 0.03% (a)
Portfolio Turnover Rate	80.57%	83.13% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX NON TRADITIONAL FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (g)
Net Asset Value, Beginning of Period	$9.95	$10.00
Loss from Investment Operations Net investment loss Net realized and unrealized gain (loss) on investments Total from Investment Operations	(0.01) (f)(h) 0.04 (f) 0.03	(0.01) (0.03) (f) (0.04)
Less Distributions From net investment income From net realized gains Total Distributions	-- (0.05) (0.05)	(0.01) — (0.01)
Net Asset Value, End of Period	$9.93	$9.95
Total Return (c)	0.30%	(0.44) % (b)
Net Assets, End of Period (in thousands)	$215	$23
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment loss to average net assets (e)	1.70% 1.70% (0.09) %	1.70% (a) 1.70% (a) (1.12) % (a)
Portfolio Turnover Rate	80.57%	83.13% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  The amount of net loss from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.
(g)  For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(h)  Calculated using the average shares method.

RX HIGH INCOME FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$10.23	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.52 (g) 0.58 1.10	0.33 0.20 0.53
Less Distributions From net investment income From net realized gains Total Distributions	(0.55) (0.04) (0.59)	(0.30) — (0.30)
Net Asset Value, End of Period	$10.74	$10.23
Total Return (c)	11.18%	5.37% (b)
Net Assets, End of Period (in thousands)	$16,552	$9,366
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	0.70% 0.70% 5.26%	0.70% (a) 0.70% (a) 6.59% (a)
Portfolio Turnover Rate	75.79%	78% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX HIGH INCOME FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$10.17	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.47 (g) 0.61 1.08	0.24 0.19 0.43
Less Distributions From net investment income From net realized gains Total Distributions	(0.45) (0.04) (0.49)	(0.26) — (0.26)
Net Asset Value, End of Period	$10.76	$10.17
Total Return (c)	11.00%	4.36% (b)
Net Assets, End of Period (in thousands)	$644	$48
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	1.70% 1.70% 4.26%	1.76% (a) 1.76% (a) 5.71% (a)
Portfolio Turnover Rate	75.79%	78% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX TRADITIONAL EQUITY FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$11.19	$10.00
Income from Investment Operations Net investment income Net unrealized gain on investments Total from Investment Operations	0.09 (g) 1.74 1.83	0.02 1.22 1.24
Less Distributions From net investment income Total Distributions	(0.09) (0.09)	(0.05) (0.05)
Net Asset Value, End of Period	$12.93	$11.19
Total Return (c)	16.36%	12.41% (b)
Net Assets, End of Period (in thousands)	$9,080	$4,536
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	0.70% 0.70% 0.72%	0.70% (a) 0.70% (a) 0.57% (a)
Portfolio Turnover Rate	3.26%	0.00% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX TRADITIONAL EQUITY FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$11.28	$10.00
Income from Investment Operations Net investment loss Net unrealized gain on investments Total from Investment Operations	(0.03) (g)(h) 1.80 (h) 1.77	(0.01) 1.32 1.31
Less Distributions From net investment income Total Distributions	(0.08) (0.08)	(0.03) (0.03)
Net Asset Value, End of Period	$12.97	$11.28
Total Return (c)	15.72%	13.12% (b)
Net Assets, End of Period (in thousands)	$178	$48
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment loss to average net assets (e)	1.70% 1.70% (0.28) %	1.70% (a) 1.70% (a) (0.87) % (a)
Portfolio Turnover Rate	3.26%	0.00% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.
(h)  The amount of net gain (loss)  from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

RX TRADITIONAL FIXED INCOME FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$9.65	$10.00
Income (Loss) from Investment Operations Net investment income Net unrealized loss on investments Total from Investment Operations	0.04 (g) (0.11) (0.07)	0.06 (0.35) (0.29)
Less Distributions From net investment income Total Distributions	(0.04) (0.04)	(0.06) (0.06)
Net Asset Value, End of Period	$9.54	$9.65
Total Return (c)	(0.74) %	(2.93) % (b)
Net Assets, End of Period (in thousands)	$12,528	$17,755
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	0.70% 0.70% 0.41%	0.70% (a) 0.70% (a) 0.95% (a)
Portfolio Turnover Rate	174.90%	0.00% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX TRADITIONAL FIXED INCOME FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$9.68	$10.00
Income (Loss) from Investment Operations Net investment income Net unrealized loss on investments Total from Investment Operations	(0.06) (h)(i) (0.08) (0.14)	0.01 (0.31) (0.30)
Less Distributions From net investment income Total Distributions	(0.00) (g) (0.00)	(0.02) (0.02)
Net Asset Value, End of Period	$9.54	$9.68
Total Return (c)	(1.40) %	(3.00) % (b)
Net Assets, End of Period (in thousands)	$122	$62
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	1.70% 1.70% (0.59) %	1.70% (a) 1.70% (a) 0.13% (a)
Portfolio Turnover Rate	174.90%	0.00% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Less than $0.01 per share.
(h)  Calculated using the average shares method.
(i)  The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

RX TACTICAL ROTATION FUND

Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$10.67	$10.00
Income from Investment Operations Net investment loss Net realized and unrealized gain on investments Total from Investment Operations	0.04 (g) 1.60 1.64	(0.01) 0.75 0.74
Less Distributions From net investment income From net realized gains Total Distributions	(0.04) (0.53) (0.57)	(0.07) — (0.07)
Net Asset Value, End of Period	$11.74	$10.67
Total Return (c)	15.71%	7.46% (b)
Net Assets, End of Period (in thousands)	$30,116	$12,573
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment loss to average net assets (fe)	1.25% (b) 1.25% (b) 0.36% (b)	1.20% (a) 1.20% (a) (0.33) % (a)
Portfolio Turnover Rate	394.35% (c)	98.01% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.

RX TACTICAL ROTATION FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$10.65	$10.00
Income from Investment Operations Net investment loss Net realized and unrealized gain on investments Total from Investment Operations	(0.09) (g)(h) 1.69 1.60	(0.02) 0.73 0.71
Less Distributions From net investment income From net realized gains Total Distributions	(0.03) (0.53) (0.56)	(0.06) — (0.06)
Net Asset Value, End of Period	$11.69	$10.65
Total Return (c)	15.37%	7.15% (b)
Net Assets, End of Period (in thousands)	$558	$126
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment loss to average net assets (e)	2.25% 2.25% (0.78) %	2.20% (a) 2.20% (a) (2.19) % (a)
Portfolio Turnover Rate	394.35%	98.01% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.
(h)  The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

RX TAX ADVANTAGED FUND

Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$9.98	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized loss on investments Total from Investment Operations	0.24 (g) (0.47) 0.23	0.12 (0.04) 0.08
Less Distributions From net investment income Total Distributions	(0.25) (0.25)	(0.10) (0.10)
Net Asset Value, End of Period	$9.50	$9.98
Total Return (c)	2.20%	0.83% (b)
Net Assets, End of Period (in thousands)	$2,357	$3,695
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	0.70% 0.70% 2.61%	0.70% (a) 0.70% (a) 2.26% (a)
Portfolio Turnover Rate	164.02%	23.14% (b)

(a)  Annualized.
(b)  Not annualized.
(e)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX TAX ADVANTAGED FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$9.97	$10.00
Income (Loss) from Investment Operations Net investment income Net realized and unrealized loss on investments Total from Investment Operations	0.15 (g) (0.45) (0.30)	0.08 (0.07) 0.01
Less Distributions From net investment income Total Distributions	(0.16) (0.16)	(0.04) (0.04)
Net Asset Value, End of Period	$9.51	$9.97
Total Return (c)	(2.99) %	0.08% (b)
Net Assets, End of Period (in thousands)	$58	$42
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	1.70% 1.70% 1.61%	1.70% (a) 1.70% (a) 1.33% (a)
Portfolio Turnover Rate	164.02%	23.14% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)  For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX DIVIDEND INCOME FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$11.02	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.55 (g) 0.41 0.96	0.29 1.02 1.31
Less Distributions From net investment income From net realized gains Total Distributions	(0.49) (0.08) (0.57)	(0.29) — (0.29)
Net Asset Value, End of Period	$11.41	$11.02
Total Return (c)	9.03%	13.32% (b)
Net Assets, End of Period (in thousands)	$5,090	$1,090
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	1.15% 1.15% 4.97%	0.70% (a) 0.70% (a) 4.74% (a)
Portfolio Turnover Rate	2.70%	83.50% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.  The expenses of the underlying funds are excluded from the Fund's expense ratio.
(f)   For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX DIVIDEND INCOME FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$11.18	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.43 (g) 0.53 0.96	0.24 1.17 1.41
Less Distributions From net investment income From net realized gains Total Distributions	(0.38) (0.08) (0.46)	(0.23) — (0.23)
Net Asset Value, End of Period	$11.68	$11.18
Total Return (c)	8.79%	14.25% (b)
Net Assets, End of Period (in thousands)	$79	$5
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	2.15% 2.15% 3.84%	1.70% (a) 1.70% (a) 4.68% (a)
Portfolio Turnover Rate	2.70%	83.50% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests. The expenses of the underlying investment funds are excluded from the Fund's expense ratio.
(f)   For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX PREMIER MANAGERS FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$11.06	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	0.06 (g) 1.29 1.35	0.12 1.09 1.21
Less Distributions From net investment income From net realized gains Total Distributions	(0.11) (0.21) (0.32)	(0.15) — (0.15)
Net Asset Value, End of Period	$12.09	$11.06
Total Return (c)	12.37%	12.23% (b)
Net Assets, End of Period (in thousands)	$5,697	$1,862
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	0.70% 0.70% 0.56%	0.70% (a) 0.70% (a) 0.77% (a)
Portfolio Turnover Rate	26.97%	8.94% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)   For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)  Calculated using the average shares method.

RX PREMIER MANAGERS FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
	Period ended May 31, 2014	Period ended May 31, 2013 (f)
Net Asset Value, Beginning of Period	$11.16	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	(0.05) (g)(h) 1.24 1.19	-- 1.29 1.29
Less Distributions From net investment income From net realized gains Total Distributions	(0.10) (0.21) (0.31)	(0.13) — (0.13)
Net Asset Value, End of Period	$12.04	$11.16
Total Return (c)	10.84%	13.04% (b)
Net Assets, End of Period (in thousands)	$122	$9
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	1.70% 1.70% (0.43) %	1.70% (a) 1.70% (a) 0.68% (a)
Portfolio Turnover Rate	26.97%	8.94% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)  Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)  For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)   Calculated using the average shares method.
(h)  The amount of net gain (loss) from securities (both realized and unrealized) or net investment loss per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

RX FUNDAMENTAL GROWTH FUND
Institutional Class Shares
 (For a Share Outstanding Throughout the Period)
Period ended May 31, 2014(f)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	(0.04) (e) 1.13 1.09
Net Asset Value, End of Period	$11.09
Total Return (c)	10.90% (b)
Net Assets, End of Period (in thousands)	$18,202
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	1.25 % a) 1.25% (a) (0.64) % (a)
Portfolio Turnover Rate	71.01% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
(e)   Calculated using the average shares method.
(f)  For a share outstanding during the period from October 17, 2013 (Date of Initial Public Investment) to May 31, 2014.

RX FUNDAMENTAL GROWTH FUND
Advisor Class Shares
 (For a Share Outstanding Throughout the Period)
Period ended May 31, 2014 (f)
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations Net investment income Net realized and unrealized gain on investments Total from Investment Operations	(0.10) (e) 1.26 1.16
Net Asset Value, End of Period	$11.16
Total Return (c)	11.60% (b)
Net Assets, End of Period (in thousands)	$233
Ratios of: Gross expenses to average net assets (d) Net expenses to average net assets (d) Net investment income to average net assets (e)	2.25% (a) 2.25% (a) (1.69) % (a)
Portfolio Turnover Rate	71.01% (b)

(a)  Annualized.
(b)  Not annualized.
(c)  Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)  Does not include expenses of the investment companies in which the Fund invests.
For a share outstanding during the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2013. (e)  Calculated using the average shares method.
(f)    For a share outstanding during the period from November 4, 2013 (Date of Initial Public Investment) to May 31, 2014.

ADDITIONAL INFORMATION

RiskX Funds
INSTITUTIONAL CLASS SHARES
ADVISOR CLASS SHARES
CLASS P SHARES

More information about the Funds can be found in the Statement of Additional Information, which is incorporated by reference into this prospectus.  Additional information about the Funds' investments will be available in the annual and semi-annual reports to shareholders.  The annual reports will include discussions of market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.
The Funds' Statement of Additional Information and the annual and semi-annual reports will be available, free of charge, on the website listed below and upon request by contacting the Funds (you may also request other information about the Funds or make shareholder inquiries) as follows:
By telephone:	1-800-773-3863
By mail:	RiskX Funds c/o Nottingham Shareholder Services 116 South Franklin Street Post Office Box 4365 Rocky Mount, North Carolina 27803-0365
By e-mail:	shareholders@ncfunds.com
On the Internet:	www.ncfunds.com
Information about the Funds (including the Statement of Additional Information) can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Inquiries on the operations of the public reference room may be made by calling the SEC at 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File Number 811-22298

PART B

FORM N-1A

STATEMENT OF ADDITIONAL INFORMATION
RiskX Funds
December ___, 2014
Rx Dynamic Growth Fund Institutional Class Shares FMGRX Advisor Class Shares FMGCX Class P Shares FM___	Rx Traditional Fixed Income Fund Institutional Class Shares FMFRX Advisor Class Shares FMFSX Class P Shares FM___
Rx Dynamic Total Return Fund Institutional Class Shares FMTRX Advisor Class Shares FMTCX Class P Shares FM___	Rx Tactical Rotation Fund Institutional Class Shares FMARX Advisor Class Shares FMLAX Class P Shares FM___
Rx Non Traditional Fund Institutional Class Shares FMNRX Advisor Class Shares FMNTX Class P Shares FM___	Rx Tax Advantaged Fund Institutional Class Shares FMRIX Advisor Class Shares FMERX Class P Shares FM___
Rx High Income Fund Institutional Class Shares FMHRX Advisor Class Shares FMHIX Class P Shares FM___	Rx Dividend Income Fund Institutional Class Shares FMDVX Advisor Class Shares FMDNX Class P Shares FM___
Rx Traditional Equity Fund Institutional Class Shares FMSQX Advisor Class Shares FMTSX Class P Shares FM___	Rx Premier Managers Fund Institutional Class Shares FMPMX Advisor Class Shares FMAPX Class P Shares FM___
Rx Fundamental Growth Fund Institutional Class Shares FMFGX Advisor Class Shares FMFDX Class P Shares FM___

Each a series of the
Starboard Investment Trust
116 South Franklin Street
Rocky Mount, North Carolina 27804
 Telephone 1-800-773-3863
This Statement of Additional Information is meant to be read in conjunction with the prospectus for the RiskX Funds, dated the same date as this Statement of Additional Information, and is incorporated by reference in its entirety into the prospectus.  Because this Statement of Additional Information is not itself a prospectus, no investment in shares of the RiskX Funds should be made solely upon the information contained herein.  Copies of the RiskX Funds' prospectus, annual report, and/or semi-annual report may be obtained at no charge by writing or calling the Funds at the address or phone number shown above.  Capitalized terms used but not defined herein have the same meanings as in the RiskX Funds' prospectus.

TABLE OF CONTENTS
Page
ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES	2
INVESTMENT LIMITATIONS	40
PORTFOLIO TRANSACTIONS	42
DESCRIPTION OF THE TRUST	44
MANAGEMENT AND OTHER SERVICE PROVIDERS	45
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	70
SPECIAL SHAREHOLDER SERVICES	71
DISCLOSURE OF PORTFOLIO HOLDINGS	73
NET ASSET VALUE	75
ADDITIONAL TAX INFORMATION	76
FINANCIAL STATEMENTS	78
APPENDIX A – DESCRIPTION OF RATINGS	79
APPENDIX B – PROXY VOTING POLICIES	83

ADDITIONAL INFORMATION ABOUT INVESTMENT POLICIES
Starboard Investment Trust ("Trust") was organized on May 13, 2009 as a Delaware statutory trust and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company.  The Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, Rx Premier Managers Fund, and Rx Fundamental Growth Fund (each a "Fund" and collectively, "Funds") are separate, diversified series of the Trust.  Prior to May 3, 2013, the Funds (except the Rx Fundamental Growth Fund) were known as the FMX Funds and each Fund's name included "ISM" in the title rather than "RiskX."  In addition, the Rx Traditional Equity Fund was known as the ISM Strategic Equity Fund, the Rx Traditional Fixed Income Fund was known as the ISM Strategic Fixed Income Fund, the Rx Tactical Rotation Fund was known as the ISM Global Alpha Tactical Fund, the Rx Tax Advantaged Fund was known as the ISM Tax Free Fund, and the Rx Premier Managers Fund was known as was known as the ISM Premier Asset Management Fund.  Prior to September 18, 2012, the RiskX Dynamic Growth Fund was known as that FMX Growth Allocation Fund and the RiskX Dynamic Total Return Fund was known as the FMX Total Return Fund.  The Funds' investment advisor is FolioMetrix, LLC (the "Advisor" or "FolioMetrix").  The Prospectus describes each Fund's investment objective and principal investment strategy, as well as the principal investment risks of the Funds.  The following descriptions and policies supplement these descriptions, and also include descriptions of certain types of investments that may be made by the Funds but are not principal investment strategies of the Funds.  Attached to the Statement of Additional Information is Appendix A, which contains descriptions of the rating symbols used by nationally recognized statistical rating organizations for securities in which the Funds may invest.  Appendix B contains copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures.
Nine of the eleven Funds are "fund of funds" and are managed by FolioMetrix, LLC (the "Advisor").  The exceptions, the RiskX Dividend Income Fund and the RiskX Fundamental Growth Fund, are managed by Forward Management, LLC and Navellier & Associated, Inc., respectively (each a "Sub-Advisor" and collectively, the "Sub-Advisors").  The following sections provide additional information about the principal and non-principal investment strategies and risks of the Funds that are managed by the Advisor.  Additional information about the principal and non-principal investment strategies and risks of the RiskX Dividend Income Fund and RiskX Fundamental Growth Fund follows these sections.
Additional Information Regarding the Principal Strategies and Risks for Funds Managed by the Advisor
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Funds' investment program will be successful.  Investors should carefully review the descriptions of the Funds' investments and their risks described in the Funds' prospectus and this Statement of Additional Information.
Investment Companies.  The Funds will invest in securities of other investment companies, including, without limitation, money market funds and exchange traded funds.  The Funds investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Funds will be prevented from: 1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; 2) investing more than 5% of a Fund's assets in any single such investment company, and 3) investing more than 10% of a Fund's assets in investment companies overall;  unless: (i) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by FINRA for funds of funds. In addition to ETFs, the Fund may invest in other investment companies, including open-end mutual funds or exchange-traded closed-end funds, within the limitations described above.  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Funds under Section 12(d)(1)(F), then the Funds will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Funds in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:
2

Multiple Layers of Fees.  By investing in other investment companies indirectly through the Funds, prospective investors will directly bear the fees and expenses of the Funds' Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies' managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Funds.
Lack of Transparency.  The Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Advisor and that involve risks that are not anticipated by the Advisor.  The Funds have no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Advisor will attempt to review the valuation procedures used by other investment companies' managers, the Advisor will have little or no means of independently verifying valuations of the Funds' investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies' managers.  In the event that such valuations prove to be inaccurate, the NAV of the Funds could be adversely impacted and an investor could incur a loss of investment in the Funds.
Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Funds may not be able to redeem their interests in other investment companies' securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Funds are unable to redeem interests in other investment companies, the Funds may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Funds' investments and an investor could incur a loss of investment in the Funds.
Lack of Control.  Although the Funds and the Advisor will evaluate regularly each Portfolio Fund to determine whether such Portfolio Fund's investment program is consistent with each respective Fund's investment objective, the Advisor will not have any control over the investments made by a Portfolio Fund.  Even though each Portfolio Fund is subject to certain constraints, the investment advisor to each such Portfolio Fund may change aspects of their investment strategies at any time.  The Advisor will not have the ability to control or influence the composition of the investment portfolio of any Portfolio Fund.
Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies' managers may target or concentrate other investment companies' investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Funds' portfolios (and by extension the value of an investment in the Funds) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies' investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Funds' investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Funds' investments and an investor could incur a loss of investment in the Funds.
3

Exchange Traded Funds.  The Funds and the other investment companies in which the Funds invest may invest in exchange traded funds ("ETF").  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF presents the same risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Funds and these costs and expenses will in turn increase the Funds' expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF's shares may trade at a discount to the ETF's net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Funds' net asset values; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by SEC rules on the amount of the ETF shares that the Funds may acquire.
Equity Securities.  The Funds and the other investment companies in which the Funds invest may invest in equity securities as a principal investment strategy.  The equity portion of a Fund's portfolio may be comprised of common stocks traded on domestic securities exchanges or on the over-the-counter market.  In addition to common stocks, the equity portion of each Fund's portfolio may also include preferred stocks, convertible preferred stocks, and convertible bonds.  Prices of equity securities in which the Funds invest may fluctuate in response to many factors, including the activities of the individual companies issuing the equity securities, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Funds to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will decline.
Foreign Investment Risk.  The Funds and the other investment companies in which the Funds invest may invest in foreign securities as a principal investment strategy.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Funds than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are often higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Fixed-Income Securities.  The Funds and the other investment companies in which the Funds invest may invest in fixed-income securities as a principal investment strategy, including government and corporate bonds, money market instruments, junk bonds, and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Funds or other investment companies in which the Funds invest may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by Standard & Poor's Ratings Group ("S&P") or below investment grade by other recognized rating agencies.  The Funds may invest directly in unrated securities or indirectly through other investment companies that invest in unrated securities.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
4

Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  The prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield bonds and a Fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, a Fund or an investment company in which a Fund invests, as applicable, would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the other investment companies' assets.  If a Fund or an investment company in which a Fund invests, as applicable, experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the rate of return.
Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact the ability of the Funds or the  investment companies in which the Funds invest to accurately value high yield bonds and may hinder their ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, a Fund or an investment company in which a Fund invests must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so a Fund or an investment company in which the Fund invests, as applicable, can meet redemption requests.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  The Funds or the investment companies in which the Funds invest will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by the Fund or an investment company in which a Fund invests will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, including the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.
5

Money Market Instruments.  The Funds and the other investment companies in which the Funds invest may invest in money market instruments as a principal investment strategy, including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Funds or such investment companies, as applicable.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Funds or an investment company acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest.
U.S. Government Securities and U.S. Government Agency Securities.  The Funds and the other investment companies in which the Funds invest may invest in U.S. Government Securities and U.S. Government Agency Securities as a principal investment strategy.   U.S. Government securities and U.S. Government Agency Securities include (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government agencies and sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Funds' shares.
Municipal Securities. Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds formerly issued pursuant to federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer's general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer's general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).
Municipal securities are subject to credit and market risk. Prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, including the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.
6

Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they cannot guarantee debt with assets (government assets are public property).  The principal risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  While the Funds will not invest directly in debentures as a principal investment strategy, the Funds may invest in all types of debentures, including corporate and government debentures, directly or indirectly through investments in shares of other investment companies.
Mortgage-Backed and Asset-Backed Securities.  The Funds and the other investment companies in which the Funds invest may invest in mortgage-backed and asset-backed securities as a principal investment strategy.  Mortgage-backed securities are mortgage related securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or issued by nongovernment entities.  Mortgage-related securities represent ownership in pools of mortgage loans assembled for sale to investors by various government agencies and government-related organizations, as well as by nongovernment issuers such as commercial banks, savings and loan institutions, mortgage bankers and private mortgage insurance companies.  Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured.  These securities differ from conventional bonds in that the principal is paid back to the investor as payments are made on the underlying mortgages in the pool.  Accordingly, the Funds or investment companies in which the Funds invest, as applicable, will receive scheduled payments of principal and interest along with any unscheduled principal prepayments on the underlying mortgages.  Because these scheduled and unscheduled principal payments must be reinvested at prevailing interest rates, mortgage-backed securities do not provide an effective means of locking in long-term interest rates for the investor.
Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales contracts or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements and from sales of personal property.  Regular payments received on asset-backed securities include both interest and principal.  Asset-backed securities typically have no U.S. Government backing, though they are usually guaranteed up to a certain amount and time period by a letter of credit issued by a financial institution.  If the letter of credit is exhausted and the full amounts due on the underlying loans are not received because of unanticipated costs, depreciation, damage, or loss of the collateral securing the contracts, or other factors, certificate holders may experience delays in payment or losses on asset-backed securities.  Additionally, the ability of an issuer of asset-backed securities to enforce its security interest in the underlying assets may be limited.
If the Fund or an investment company in which a Fund invests purchases a mortgage-backed or other asset-backed security at a premium, the premium may be lost if there is a decline in the market value of the security whether resulting from changes in interest rates or prepayments in the underlying collateral.  As with other interest-bearing securities, the prices of such securities are inversely affected by changes in interest rates.  Although the value of a mortgage-backed or other asset-backed security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgages and loans underlying the securities are prone to prepayment, thereby shortening the average life of the security and shortening the period of time over which income at the higher rate is received.  When the interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the period of time over which income at the lower rate is received.  For these and other reasons, a mortgage-backed or other asset-backed security's average maturity may be shortened or lengthened as a result of interest rate fluctuations and, therefore it is not possible to predict accurately the security's return.  In addition, while the trading market for short-term mortgages and asset-backed securities is ordinarily quite liquid, in times of financial stress the trading market for these securities may become restricted.
Mortgage-backed securities that are issued or guaranteed by the U.S. government, its agencies, or instrumentalities, are not subject to the Funds' industry concentration restrictions because securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities are excluded from the restriction.  Privately-issued mortgage-backed securities are, however, subject to the Funds' industry concentration restrictions.
7

Real Estate Securities.  The Funds and the other investment companies in which the Funds invest may invest in securities of issuers primarily engaged in or related to the real estate industry.  The Funds or investment companies in which the Funds invest may invest in real estate investment trusts ("REITs") and real estate operating companies, as well as other types of real estate securities including publicly traded common stock, preferred stock, limited partnerships (including real estate master limited partnerships), rights or warrants to purchase common stock or convertible securities of corporations engaged in real estate development.  A REIT is a pooled investment vehicle that is organized as a corporation or business trust which invests in income producing real estate or real estate loans or interests.  Therefore, an investment in REITs or other real estate securities is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general.  These risks include, among others:  possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes, and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes, or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REIT's investments are concentrated geographically, by property type or in certain other respects, the REIT may be subject to certain of the foregoing risks to a greater extent.  Equity REITs invest the majority of their assets directly in real property and derive income from the collection of rents.  Equity REITs may be affected by changes in the value of the underlying property owned by the REITs.  Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments.  Mortgage REITs may be affected by the quality of any credit extended.  REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers, and self-liquidation.  REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.
REITs (especially mortgage REITs) are also subject to interest rate risks.  When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise.  Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.  In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.  Investing in REITs involves risks similar to those associated with investing in small capitalization companies.  REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger company securities.
Derivative Instruments.  When the Funds, or other investment companies in which the Funds invest, enter into short sales, options, futures, and other forms of financial derivatives specifically described below, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  Unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Funds than if they had not entered into any derivatives transactions.  Derivatives may magnify the Funds' gains or losses, causing it to make or lose substantially more than it invested.
The Funds may invest in derivative instruments for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Funds to various risks.  To the extent that the Funds invests directly in financial derivatives, the Funds will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including SEC Release 10666 that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.
When used for hedging purposes, increases in the value of the securities the Funds hold or intend to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Funds to greater risks.
8

The Funds' ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Funds are hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Funds' prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Funds may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, including different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index. Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Funds.  A currency hedge should protect a yen-denominated security from a decline in the yen, but will not protect the Funds against a price decline resulting from deterioration in the issuer's creditworthiness.  Because the value of the Funds' foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Funds' investments precisely over time.
Before a futures contract or option is exercised or expires, the Funds can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Funds may close out a futures contract only on the exchange the contract was initially traded.  Although the Funds intend to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Funds may not be able to close out a position.  In an illiquid market, the Funds may:
•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions:
•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.
If the Advisor incorrectly predicts securities market and interest rate trends, the Funds may lose money by investing in derivatives.  If the Funds were to write a call option based on the Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Funds could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Funds were to write a put option based on the Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Funds could be required to purchase the security upon exercise at a price higher than the current market price.
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Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Funds and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Funds may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Funds may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Funds may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Short Sales.  While the Funds will not short securities as a principal investment strategy, the Funds will indirectly be subject to short sales risk to the extent an investment company held by a Fund shorts securities.  A short sale is a transaction in which a party sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When a party makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The party is required to make a margin deposit in connection with such short sales; the party may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.  If the price of the security sold short increases between the time of the short sale and the time the party covers the short position, the party will incur a loss; conversely, if the price declines, the party will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.
Options.  The Funds and the other investment companies in which the Funds invest may purchase and write put and call options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the entire investment in the option will be lost.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when an option position is closed out.  Furthermore, if trading restrictions or suspensions are imposed on the options market, it may not be possible to close out a position.
10

A Fund may write a call or put option only if the option is "covered" by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, a Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, a Fund could (i) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (ii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Futures Contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade which have been designated "contracts markets" by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Funds or investment companies in which the Funds invest, upon entering into a futures contract (and to maintain the open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds or investment companies in which the Funds invest.  These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  The Funds are expected to earn interest income on initial and variation margin deposits.
The Funds and investment companies in which the Funds invest will incur brokerage fees when they purchase and sell futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Funds and investment companies in which the Funds invest will usually be liquidated in this manner, the Funds and investment companies in which the Funds invest may instead make or take delivery of underlying securities whenever it appears economically advantageous to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission.  Under those requirements, where a Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if a Fund "covers" a long position.  For a short position in futures or forward contracts held by a Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).
11

Swaps.  The Funds, and the other investment companies in which the Funds invest, may invest in swap agreements.  A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another.  The parties agree to exchange to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (the notional value of the agreement) with the payments calculated with reference to a specified asset, reference rate, or index.  Swaps allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.  For purposes of calculating the NAV, the Funds will price swaps at their market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.
The Funds may use swaps for both speculative and hedging purposes.  Swaps can be used as part of a strategy that is intended to reduce a Fund's exposure to various risks or as a substitute for taking a direct position in the underlying asset.  The Funds may use swaps to limit or manage exposure to fluctuations in interest rates, currency exchange rates, or potential defaults by credit issuers.  The Funds may also attempt to enhance returns by investing in total return swaps.  A total return swap provides a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty.  For example, the Fund may agree to pay a counterparty the total return earned or realized on the notional amount of a particular stock and any dividends declared with respect to that stock. In return, the Fund would make payments based on the notional amount calculated at the specified rate and would be required to pay amounts resulting from a decline in the value of the stock.
Most swaps provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a Fund's current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by the Fund and the counterparty. During the term of a swap, the Fund is usually required to pledge to the counterparty, from time to time, an amount of cash or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments.
Since a swaps transaction can result in a loss greater than the amount invested, the Funds will comply with guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require a Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In particular, each Fund will ensure that its potential obligations with respect to the swap will be met by segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian.  For swaps that call for periodic netting between the Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of swaps, the segregated amount is the notional value of the contract.
The use of swaps subjects the Funds to the risk of default by the counterparty.  A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction, although bankruptcy and insolvency laws could affect a Fund's rights as a creditor.   Additionally, the use of credit default swaps can result in losses if the Advisor does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because swaps are two-party contracts, they may subject the Funds to liquidity risk. If a swap is particularly large or if the relevant market is illiquid, a Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swaps they trade. Participants could refuse to quote prices for swaps or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell.
Swaps are highly specialized instruments, and their use involves investment techniques and risks different from those associated with other traditional investments. The use of swaps requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.  Whether the Funds will be successful in using swaps to achieve its investment goals depends on the ability of the Advisor to correctly forecast future market trends or the values of assets, reference rates, indexes, or other economic factors when establishing swap positions.
12

Liquidity Impact of Margin and Segregation Requirements.  Although the Funds will segregate cash and liquid assets in an amount sufficient to cover its open obligations with respect to written options and short sales, the segregated assets will be available to the Funds immediately upon closing out the positions, while settlement of securities transactions could take several days. However, because the Funds' cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the position remains open, the Funds' returns could be diminished due to the opportunity losses of foregoing other potential investments.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Funds may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Funds.  High rates of portfolio turnover could lower performance of the Funds due to increased costs and may also result in the realization of capital gains.  If the Funds realize capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.
Information Regarding the Non-Principal Strategies and Risks for Funds Managed by the Advisor
Private Investment Funds.  From time to time, the Rx Non Traditional Fund may invest a portion of its assets in one or more pooled investment vehicles that are not registered as an investment company under the Investment Company Act of 1940, and where the securities of such vehicles are offered pursuant to one or more exemptions from the Securities Act of 1933 (each a "Private Investment Fund" and collectively, the "Private Investment Funds").  The Fund may invest in a wide range of Private Investment Funds, including Private Investment Funds organized and operated outside of the United States and those that hold themselves out or otherwise operate as hedge funds.  The investment objective and strategy of any Private Investment Fund in which the Fund invests will be consistent with the investment objective and permitted investments of the Fund, as determined by the Advisor.
Private Investment Funds typically accept investments on a continuous basis, have quarterly repurchases, and do not have a defined termination date.  The Private Investment Funds may utilize leverage, pursuant to their operative documents, as a way to seek or enhance returns. Dependent upon the investment strategy, geographic focus and/or other economic or property specific factors, each Private Investment Fund will have differing limitations on the utilization of leverage.  Such limitations are Private Investment Fund specific and may apply to an overall portfolio limitation as well as an investment specific limitation.
Lack of Control Over Private Investment Funds.  Although the Fund and the Advisor will evaluate regularly each Private Investment Fund and its manager to determine whether their investment programs are consistent with the Fund's investment objectives and whether the investment performance is satisfactory, the Advisor will not have any control over the investments made by any Private Investment Fund.  Even though Private Investment Funds are subject to certain constraints, the managers may change aspects of their investment strategies.  The managers may do so at any time (for example, such change may occur immediately after providing the Advisor with the quarterly unaudited financial information for the Private Investment Fund).  The Advisor may reallocate the Fund's investments among the Private Investment Funds, but the Advisor's ability to do so may be constrained by the withdrawal limitations imposed by the Private Investment Funds. The Fund's investments in certain Private Investment Funds may be subject to lock-up periods, during which the Fund may not withdraw its investment.  These withdrawal limitations may prevent the Fund from reacting rapidly to market changes should a Private Investment Fund fail to effect portfolio changes consistent with such market changes and the demands of the Advisor. Such withdrawal limitations may also restrict the Advisor's ability to terminate investments in Private Investment Funds that are poorly performing or have otherwise had adverse changes. The Advisor will engage in the necessary due diligence to ensure that the Fund's assets are invested in Private Investment Funds which provide reports that will enable them to monitor the Fund's investments as to their overall performance, sources of income, asset valuations and liabilities, however, there is no assurance that such efforts will necessarily detect fraud, malfeasance, inadequate back office systems or other flaws or problems with respect to the operations and activities of the Private Investment Funds.  The Advisor will be dependent on information provided by the Private Investment Fund, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor's ability to manage the Fund's investment portfolio in accordance with its investment objectives.  To the extent the Fund holds non-voting securities of, or contractually foregoes the right to vote in respect of, any Private Investment Fund (which it intends to do in order to avoid being considered an "affiliate" of any Private Investment Fund within the meaning of the Investment Company Act of 1940), it will not be able to vote on matters that require the approval of the investors of the Private Investment Fund, including a matter that could adversely affect the Fund's investment, including changes to the Private Investment Fund's investment objectives or policies or the termination of the Investment Fund.
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Multiple Layers of Expenses.  By investing in the Private Investment Funds indirectly through the Fund, a shareholder bears two layers of asset- based fees and expenses—at the Fund level and the Private Investment Fund level. In the aggregate, these fees might exceed the fees that would typically be incurred by a direct investment with a single Private Investment Fund. The Fund may also invest in Private Investment Funds that invest in other investment vehicles, thereby subjecting the Fund, and Fund shareholders, to an additional level of fees.  In the aggregate, these fees and expenses could be substantial and adversely affect the value of any investment in the Fund.
Purchases of Non-Voting Securities.   In all or substantially all instances, the Fund expects to purchase a class of non-voting securities or enter into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investments in Private Investment Funds.  For any Private Investment Fund where the Fund would be unable to do either of the foregoing (and the Fund does not anticipate that it would not be able to do so), it intends to limit its holdings of the relevant Private Investment Fund to less than 10% of the Private Investment Fund's voting securities.  Where a separate non-voting security class is not otherwise available, the Fund would seek to create by contract the same result as owning a non-voting security class: namely, a security that affords the Fund, and each subsequent holder, no legal right to vote. This result would be accomplished through a written agreement between the Fund and the Private Investment Fund where the Fund irrevocably foregoes the right to vote, and does so in a manner that legally binds both the Fund and all subsequent holders. The agreement would grant the Private Investment Fund the right to enjoin any holder from voting. The agreement also will include a statement of the parties' intention that the agreement should be interpreted broadly to effect the parties' desire that the Fund's interest be identical to that of a separate non-voting class. In each instance, the Advisor will determine if the Fund will waive the Fund's voting rights. When it does so, the Advisor will consider only the interests of the Fund and not the interests of the Advisor or those of the Advisor's other clients. The waiver arrangement should benefit the Fund, as it will enable the Fund to invest in more interests of a Private Investment Fund that the Advisor believes is desirable, than the Fund would be able to if it were deemed to be an "affiliate" of the Private Investment Fund within the meaning of the Investment Company Act of 1940. The Advisor believes that the use of this waiver arrangement will not affect the ability of other clients of the Advisor to invest in the same Private Investment Funds.
Private Investment Funds Will Neither Be Subject to the Investment Company Act of 1940 Nor Will They Be Publicly Traded.  The Private Investment Funds will not be registered as investment companies under the Investment Company Act of 1940 and, therefore, the Fund will not be able to avail itself of the protections of the Investment Company Act of 1940 with respect to the Private Investment Funds, including certain corporate governance protections, such as the requirement of having a majority or 50% of the directors serving on a board as independent directors, statutory protections against self-dealings by the managers of the Private Investment Funds, and leverage limitations. Furthermore, some of the managers of the Private Investment Funds may not be registered under the Investment Advisers Act of 1940.
Valuation of Investments in Private Investment Funds.  The net asset values received by the Fund from any Private Investment Fund typically are only estimates.  In addition, certain securities and properties in which a Private Investment Fund may invest may not have a readily ascertainable market price. Such securities and properties will be valued by the managers or administrators of such Private Investment Funds, which valuation will be conclusive with respect to the Fund, even though such managers may face a conflict of interest in valuing such securities because the value thereof will affect their compensation.  The Fund may rely on estimates of the value of these investments when calculating its NAV. The Fund may suspend the calculation of its NAV under certain conditions.
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While the valuation of the Fund's publicly-traded securities are more readily ascertainable, the Fund's ownership interest in Private Investments Funds are not publicly traded and the Fund may depend on the manager to a Private Investment Fund to provide a valuation of the Fund's investment. Moreover, the valuation of the Fund's investment in a Private Investment Fund, as provided by the manager of any such fund as of a specific date, may vary from the fair value of the investment that may be obtained if such investment were sold to a third party. Shareholders should recognize that valuations of illiquid assets, including interests in Private Investment Funds, involve various judgments and consideration of factors that may be subjective. As a result, the NAV of the Fund, as determined based on the fair value of its investments in Private Investment Funds, may vary from the amount the Fund would realize on the withdrawal of its investments from the Private Investment Funds. This could adversely affect shareholders. The Advisor will attempt to resolve any conflicts between valuations assigned by a manager to a Private Investment Fund and fair value as determined by the Advisor by seeking information from the manager of such Private Investment Fund and reviewing all relevant available information. Such review may result in a determination to change the fair value of the Fund's investment.
The managers of the Private Investment Funds in which the Fund may invest may use proprietary investment strategies that are not fully disclosed to the Advisor, which may involve risks under some market conditions that are not anticipated by the Advisor.  The investment strategies and styles used by any such manager are subject to change without notice.  For information about the value of the Fund's investment in Private Investment Funds, the Advisor will be dependent on information provided by the Private Investment Funds, including quarterly unaudited financial statements, which if inaccurate could adversely affect the Advisor's ability to value accurately the Fund's Shares. Shareholders in the Fund have no individual right to receive information about the Private Investment Funds, will not be shareholders in the Private Investment Funds and will have no rights with respect to or standing or recourse against the Private Investment Funds or any of their affiliated persons.
Illiquid Investments.  The Funds may hold up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase.  Under the supervision of the Board of Trustees of the Trust (the "Board" or "Trustees"), the Advisor determines the liquidity of the Funds' investments, and through reports from the Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Funds' investments, the Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Funds' rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, a Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund will take steps to reduce, in an orderly fashion, its holdings of illiquid securities and may dispose of some securities even though it may be disadvantageous from an investment standpoint at that time.  However, the Fund will not dispose of illiquid securities if the Advisor or Sub-Advisor determines that doing so would not be in the best interests of the Fund.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Funds may be unable to dispose of illiquid securities promptly or at reasonable prices.
Restricted Securities.  Within its limitation on investment in illiquid securities, the Funds may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Funds may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Funds may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.
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Forward Commitment and When-Issued Securities.  The investment companies in which the Funds invest may purchase securities on a when-issued basis or for settlement at a future date if they hold sufficient assets to meet the purchase price.  In such purchase transactions, the investment company will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the investment company will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although investors generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, they may sell such a security prior to the settlement date if such action is believed to be appropriate.  In such a case, an investor could incur a short-term gain or loss.
Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act of 1940, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Funds will retain or attempt to dispose of the collateral.  The Funds' risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  The Funds will not invest in reverse repurchase agreements.
Lending of Portfolio Securities.  In order to generate additional income, the Funds may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Funds will lend securities, the Advisor will consider all relevant facts and circumstances.  The Funds may not lend securities to any company affiliated with the Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.  The Funds might experience a loss if the borrower defaults on the loan.
The borrower at all times during the loan must maintain with the Funds cash or cash equivalent collateral.  While the loan is outstanding, the borrower will pay the Funds any interest paid on the loaned securities, and the Funds may invest the cash collateral to earn additional income.  Alternatively, the Funds may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral.  It is anticipated that the Funds may share with the borrower some of the income received on the collateral for the loan or the Funds will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Funds will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan.  Loans are subject to termination at the option of the Funds or the borrower at any time.  The Funds may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially. This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Funds' loans are concentrated with a single or limited number of borrowers. There are no limits on the number of borrowers the Funds may use, and the Funds may lend securities to only one or a small group of borrowers.  Mutual Funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
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Borrowing.  The Funds may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Such borrowing may make the Funds' NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Funds' NAV and on the Funds' investments.  Although the principal of borrowings will be fixed, the Funds' assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Funds.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Funds will have to pay, the Funds' net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Funds will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.  Each Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund's total assets.  Any leveraging will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979).
The Funds may also borrow money to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The Investment Company Act of 1940 requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Funds may be required to dispose of some portfolio holdings within three days in order to reduce the Funds' debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.  The Funds also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.
Temporary Defensive Positions.  The Funds may, from time to time, take temporary defensive positions that are inconsistent with the Funds' principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Funds may hold up to 100% of their portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Funds take a temporary defensive position, the Funds may not be able to achieve their investment objectives.
Additional Information Regarding the Principal Strategies and Risks for the Rx Dividend Income Fund
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in the Fund's prospectus and this Statement of Additional Information.
Common Stocks.  The equity portion of the Fund's portfolio will include common stocks traded on domestic securities exchanges.  Prices of common stocks in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all common stocks, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
Foreign Investment Risk.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
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Information Regarding the Non-Principal Strategies and Risks for the Rx Dividend Income Fund
Risks related to Other Equity Securities.  In addition to common stocks, the equity securities in the Fund's portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  The value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Funds to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Funds.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures or is redeemed, or the conversion privilege is exercised.  As a result of the conversion feature, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
Investment Companies.  The Fund may invest in securities of other investment companies, including, without limitation, money market funds, open-end mutual funds, and closed-end funds.  The Fund's investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: (i) purchasing more than 3% of an investment company's outstanding shares; (ii) investing more than 5% of the Fund's assets in any single such investment company, and (iii) investing more than 10% of the Fund's assets in investment companies overall;  unless: (a) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Section 12(d)(1)(F) of the Investment Company Act of 1940, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided that the offering price of the Fund does not include a sales load greater than 1.5%.  The foregoing notwithstanding, the Fund, in reliance on Rule 12d1-3 under the Investment Company Act of 1940, may impose a sales charge in excess of 1.5% where the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority pursuant to NASD Rule 2830(d)(3).  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:
Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund's Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies' managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.
Lack of Transparency.  The Sub-Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Sub-Advisor and that involve risks that are not anticipated by the Sub-Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Sub-Advisor will attempt to review the valuation procedures used by other investment companies' managers, the Sub-Advisor will have little or no means of independently verifying valuations of the Fund's investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Sub-Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies' managers.  In the event that such valuations prove to be inaccurate, the NAV of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.
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Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies' securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.
Lack of Control.  Although the Fund and the Sub-Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund's investment objective, the Sub-Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Sub-Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.
Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies' managers may target or concentrate other investment companies' investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Fund's portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies' investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund's investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.
Exchange Traded Funds.  The Fund may invest in exchange traded funds ("ETFs").  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund's expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF's shares may trade at a discount to the ETF's net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund's net asset values; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by rules of the Securities and Exchange Commission on the amount of the ETF shares that the Fund may acquire.
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Fixed-Income Securities.  The Fund may invest in fixed-income securities directly or indirectly through its investments in shares of ETFs, including government and corporate bonds, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Fund may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by Standard & Poor's Ratings Group ("S&P") or below investment grade by other recognized rating agencies.  The Fund may invest in unrated securities, but only if, at the time of purchase, the Sub-Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.  The Fund may also invest indirectly in unrated securities through ETFs and other investment companies that invest in unrated securities under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund or an ETF the Fund invests in would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's or ETF's assets.  If the Fund or an ETF the Fund invests in experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's or ETF's expenses can be spread and possibly reducing the Fund's or ETF's rate of return.
Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund or an ETF the Fund invests in must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Fund or an ETF the Fund invests in can meet redemption requests.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  The Fund or an ETF the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
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The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.
Money Market Instruments.  The Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc., Standard & Poor's Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Sub-Advisor's opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof.  The Sub-Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.
Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act of 1940, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Sub-Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Fund will not invest in reverse repurchase agreements.
U.S. Government Securities.  The Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.
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Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  The Fund may invest in all types of debentures, including corporate and government debentures.
Derivative Instruments Risk.  When the Fund enters into futures, swaps, and other forms of financial derivatives specifically described below, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if they had not entered into any derivatives transactions.  Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.
The Fund may invest in derivative instruments for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  When the Fund invests in financial derivatives, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including SEC Release 10666 that requires the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  The Fund has no specific limit on the amount it invest in derivatives, although practical limits are created by the requirement to segregate assets and hold offsetting positions in connection with such investments..
When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.
The Fund's ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Sub-Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Fund's prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index.  Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
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While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund.  A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness.  Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.
Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded.  Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out a position.  In an illiquid market, the Fund may:
•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.
Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions.  For example:
•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.
If the Sub-Advisor incorrectly predicts securities market and interest rate trends, the Fund may lose money by investing in derivatives.  For example, if the Fund were to write a call option based on the Sub-Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Fund were to write a put option based on the Sub-Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Fund may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.
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Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Options.  The Fund may purchase and write call and put options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  The potential losses from writing call options are theoretically unlimited because the underlying security's price may appreciate indefinitely.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.
When the Fund invests in options, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979) , that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  The Fund may write a call or put option only if the option is "covered" by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Short Sales.  The Fund may sell securities short.  A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time the Fund covers the short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
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If the Fund does sell "short", the Fund will comply with current guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979) 18, 1979) that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss..  In particular, the Fund will take measures to ensure its obligation to purchase the security in the future will be met, including (i) holding the security sold short; (ii) holding an offsetting call option (one with a strike price that is the same or lower than the price at which the security was sold short); or (iii) segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the securities sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.  If the Fund does not have the assets to cover a short sale, then the Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.
Futures Contracts.  The Fund may enter into futures contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade that have been designated "contracts markets" by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  The Fund is expected to earn interest income on initial and variation margin deposits.
The Fund will incur brokerage fees when it purchases and sells futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission.  Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).
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Swaps.  The Fund may invest in swap agreements.  A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another.  The parties agree to exchange to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (the notional value of the agreement) with the payments calculated with reference to a specified asset, reference rate, or index.  Swaps allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.  For purposes of calculating the NAV, the Fund will price swaps at their market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.
The Fund may use swaps for both speculative and hedging purposes.  Swaps can be used as part of a strategy that is intended to reduce the Fund's exposure to various risks or as a substitute for taking a direct position in the underlying asset.  The Fund may use swaps to limit or manage exposure to fluctuations in interest rates, currency exchange rates, or potential defaults by credit issuers.  The Fund may also attempt to enhance returns by investing in total return swaps.  A total return swap provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty.  For example, the Fund may agree to pay a counterparty the total return earned or realized on the notional amount of a particular stock and any dividends declared with respect to that stock. In return, the Fund would make payments based on the notional amount calculated at the specified rate and would be required to pay amounts resulting from a decline in the value of the stock.
Most swaps provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Fund's current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by the Fund and the counterparty. During the term of a swap, the Fund is usually required to pledge to the counterparty, from time to time, an amount of cash or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments.
Since a swaps transaction can result in a loss greater than the amount invested, the Fund will comply with guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In particular, the Fund will ensure that its potential obligations with respect to the swap will be met by segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian.  For swaps that call for periodic netting between the Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of swaps, the segregated amount is the notional value of the contract.
The use of swaps subjects the Fund to the risk of default by the counterparty.  A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction, although bankruptcy and insolvency laws could affect the Fund's rights as a creditor.   Additionally, the use of credit default swaps can result in losses if the Advisor does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because swaps are two-party contracts, they may subject the Fund to liquidity risk. If a swap is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swaps they trade. Participants could refuse to quote prices for swaps or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell.
Swaps are highly specialized instruments, and their use involves investment techniques and risks different from those associated with other traditional investments. The use of swaps requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.  Whether the Fund will be successful in using swaps to achieve its investment goals depends on the ability of the Advisor to correctly forecast future market trends or the values of assets, reference rates, indexes, or other economic factors when establishing swap positions.
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Forward Commitment and When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Sub-Advisor feels such action is appropriate.  In such a case, the Fund could incur a short-term gain or loss.
Liquidity Impact of Margin and Segregation Requirements.  Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open obligations with respect to written options, short sales, and other derivative instruments as applicable, the segregated assets will be available to the Fund immediately upon closing out the positions, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.
Illiquid Investments.  The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase.  Under the supervision of the Board of Trustees of the Trust (the "Board" or "Trustees"), the Sub-Advisor determines the liquidity of the Fund's investments, and through reports from the Sub-Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund's investments, the Sub-Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund will take steps to reduce, in an orderly fashion, its holdings of illiquid securities and may dispose of some securities even though it may be disadvantageous from an investment standpoint at that time.  However, the Fund will not dispose of illiquid securities if the Sub-Advisor determines that doing so would not be in the best interests of the Fund.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.
Restricted Securities.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be less than 100%.
27

Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Sub-Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Fund will lend securities, the Sub-Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Sub-Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.  The Fund might experience a loss if the borrower defaults on the loan.
The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially.  This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Fund's loans are concentrated with a single or limited number of borrowers.  There are no limits on the number of borrowers the Fund may use, and the Fund may lend securities to only one or a small group of borrowers.  Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
Borrowing.  The Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Such borrowing may make the Fund's NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund's NAV and on the Fund's investments.  Although the principal of borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.  The Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund's total assets.  Any leveraging will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), intended to minimize the use of leverage and the possibility that the Fund's liabilities will exceed the value of its assets.
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The Fund may also borrow money to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.
Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
Additional Information Regarding the Principal Strategies and Risks for the Rx Fundamental Growth Fund
General Investment Risks.  All investments in securities and other financial instruments involve a risk of financial loss.  No assurance can be given that the Fund's investment program will be successful.  Investors should carefully review the descriptions of the Fund's investments and their risks described in the Fund's prospectus and this Statement of Additional Information.
Common Stocks.  The equity portion of the Fund's portfolio will include common stocks traded on domestic securities exchanges.  Prices of common stocks in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all common stocks, which could also result in losses for the Fund.  Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.
Foreign Investment Risk.  Foreign securities and foreign currency contracts involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities.  The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad), or changed circumstances in dealings between nations.  In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States.  Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Information Regarding the Non-Principal Strategies and Risks of the Rx Fundamental Growth Fund
Risks related to Other Equity Securities.  In addition to common stocks, the equity securities in the Fund's portfolio may include preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  The value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject the Fund to potential losses.  In addition, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund.  Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures or is redeemed, or the conversion privilege is exercised.  As a result of the conversion feature, the interest rate or dividend preference on a convertible security is generally less than would be the case if the securities were issued in non-convertible form.  Warrants entitle the holder to purchase equity securities at specific prices for a certain period of time.  The prices do not necessarily move parallel to the prices of the underlying securities and the warrants have no voting rights, receive no dividends, and have no rights with respect to the assets of the issuer.
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Investment Companies.  The Fund may invest in securities of other investment companies, including, without limitation, money market funds, open-end mutual funds, and closed-end funds.  The Fund's investments in such securities involve certain additional expenses and certain tax results, which would not be present in a direct investment in the underlying fund. Due to legal limitations, the Fund will be prevented from: (i) purchasing more than 3% of an investment company's outstanding shares; (ii) investing more than 5% of the Fund's assets in any single such investment company, and (iii) investing more than 10% of the Fund's assets in investment companies overall;  unless: (a) the underlying investment company and/or the applicable Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission; and (b) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Section 12(d)(1)(F) of the Investment Company Act of 1940, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided that the offering price of the Fund does not include a sales load greater than 1.5%.  The foregoing notwithstanding, the Fund, in reliance on Rule 12d1-3 under the Investment Company Act of 1940, may impose a sales charge in excess of 1.5% where the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority pursuant to NASD Rule 2830(d)(3).  Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.  Investments by the Fund in other investment companies entail a number of risks unique to a fund of funds structure.  These risks include the following:
Multiple Layers of Fees.  By investing in other investment companies indirectly through the Fund, prospective investors will directly bear the fees and expenses of the Fund's Advisor and indirectly bear the fees and expenses of other investment companies and other investment companies' managers as well.  As such, this multiple or duplicative layer of fees will increase the cost of investments in the Fund.
Lack of Transparency.  The Sub-Advisor will not be able to monitor the investment activities of the other investment companies on a continuous basis and the other investment companies may use investment strategies that differ from its past practices and are not fully disclosed to the Sub-Advisor and that involve risks that are not anticipated by the Sub-Advisor.  The Fund has no control over the risks taken by the underlying investment companies in which they invest.
Valuation of Investment Companies.  Although the Sub-Advisor will attempt to review the valuation procedures used by other investment companies' managers, the Sub-Advisor will have little or no means of independently verifying valuations of the Fund's investments in investment companies and valuations of the underlying securities held by other investment companies.  As such, the Sub-Advisor will rely significantly on valuations of other investment companies and the securities underlying other investment companies that are reported by other investment companies' managers.  In the event that such valuations prove to be inaccurate, the NAV of the Fund could be adversely impacted and an investor could incur a loss of investment in the Fund.
Illiquidity of Investments By and In Other Investment Companies.  Other investment companies may invest in securities that are not registered, are subject to legal or other restrictions on transfer, or for which no liquid market exists.  The market prices, if any, for such securities tend to be volatile and restricted securities may sell at prices that are lower than similar securities that are not subject to legal restrictions on resale.  Further, the Fund may not be able to redeem their interests in other investment companies' securities that it has purchased in a timely manner.  If adverse market conditions were to develop during any period in which the Fund is unable to redeem interests in other investment companies, the Fund may suffer losses as a result of this illiquidity.  As such, the lack of liquidity and volatility of restricted securities held by other investment companies could adversely affect the value of the other investment companies.  Any such losses could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.
Lack of Control.  Although the Fund and the Sub-Advisor will evaluate regularly other investment companies to determine whether their investment programs are consistent with the Fund's investment objective, the Sub-Advisor will not have any control over the investments made by other investment companies.  Even though other investment companies are subject to certain constraints, the investment advisor to each such investment company may change aspects of their investment strategies at any time.  The Sub-Advisor will not have the ability to control or influence the composition of the investment portfolio of other investment companies.
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Lack of Diversification.  There is no requirement that the underlying investments held by other investment companies be diversified.  As such, other investment companies' managers may target or concentrate other investment companies' investments in specific markets, sectors, or types of securities.  As a result, investments made by other investment companies are subject to greater volatility as a result of this concentration than if the other investment companies had non-concentrated and diversified portfolios of investments.  Thus, the Fund's portfolios (and by extension the value of an investment in the Fund) may therefore be subject to greater risk than the portfolio of a similar fund with investments in diversified investment companies.
Use of Leverage.  The other investment companies may utilize leverage (i.e., borrowing) to acquire their underlying portfolio investments.  When other investment companies borrow money or otherwise leverage their portfolio of investments, doing so may exaggerate changes in the net asset value of the shares of the other investment companies and in the return on the other investment companies' investments.  Borrowing will also cost other investment companies interest expense and other fees.  As such, the value of the Fund's investments in other investment companies may be more volatile and all other risks (including the risk of loss of an investment in other investment companies) tend to be compounded or magnified.  As a result, any losses suffered by other investment companies as a result of their use of leverage could adversely affect the value of the Fund's investments and an investor could incur a loss of investment in the Fund.
Exchange Traded Funds.  The Fund may invest in exchange traded funds ("ETFs").  An ETF is an investment company that holds a portfolio of common stock or bonds designed to track the performance of a securities index or sector of an index.  ETFs are traded on a securities exchange based on their market value.  An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded).  In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the Fund's expenses.  ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF's shares may trade at a discount to the ETF's net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the Fund's net asset values; (ii) an active trading market for an ETF's shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF's shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or "circuit breakers" (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF's stock.  ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track.  Finally, there may be legal limitations and other conditions imposed by rules of the Securities and Exchange Commission on the amount of the ETF shares that the Fund may acquire.
Fixed-Income Securities.  The Fund may invest in fixed-income securities directly or indirectly through its investments in shares of ETFs, including government and corporate bonds, money market instruments, high yield securities or "junk bonds" and zero-coupon bonds.  Zero-coupon bonds are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a period of time.  Fixed-income securities purchased by the Fund may consist of obligations of any rating.  Fixed-income securities in the lowest investment grade categories have speculative characteristics, with changes in the economy or other circumstances more likely to lead to a weakened capacity of the bonds to make principal and interest payments than would occur with bonds rated in higher categories.  High yield bonds are typically rated below "Baa" by Moody's Investors Service, Inc.  ("Moody's") or below "BBB" by Standard & Poor's Ratings Group ("S&P") or below investment grade by other recognized rating agencies.  The Fund may invest in unrated securities, but only if, at the time of purchase, the Sub-Advisor believes that they are of comparable quality to rated securities that the Fund may purchase.  The Fund may also invest indirectly in unrated securities through ETFs and other investment companies that invest in unrated securities under certain circumstances.  Such bonds are subject to greater market fluctuations and risk of loss of income and principal than higher rated bonds for a variety of reasons, including:
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Sensitivity to Interest Rate and Economic Change.  The economy and interest rates affect high yield securities differently than other securities.  For example, the prices of high yield bonds have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic changes or individual corporate developments.  Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest obligations, to meet projected business goals, and to obtain additional financing.  If the issuer of a bond defaults, an underlying mutual fund may incur additional expenses to seek recovery.  In addition, periods of economic uncertainty and changes can be expected to result in increased volatility or market prices of high yield bonds and the Fund's asset values.
Payment Expectations.  High yield bonds present certain risks based on payment expectations.  For example, high yield bonds may contain redemption and call provisions.  If an issuer exercises these provisions in a declining interest rate market, the Fund or an ETF the Fund invests in would have to replace the security with a lower yielding security, resulting in a decreased return for investors.  Conversely, a high yield bond's value will decrease in a rising interest rate market, as will the value of the Fund's or ETF's assets.  If the Fund or an ETF the Fund invests in experiences unexpected net redemptions, it may be forced to sell its high yield bonds without regard to their investment merits, thereby decreasing the asset base upon which the Fund's or ETF's expenses can be spread and possibly reducing the Fund's or ETF's rate of return.
Liquidity and Valuation.  To the extent that there is no established retail secondary market, there may be thin trading of high yield bonds, and this may impact a fund's ability to accurately value high yield bonds and may hinder a fund's ability to dispose of the bonds.  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield bonds, especially in a thinly traded market.
Credit Ratings.  Credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield bonds.  Also, because credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund or an ETF the Fund invests in must monitor the issuers of high yield bonds in their portfolios to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the bonds' liquidity so the Fund or an ETF the Fund invests in can meet redemption requests.
High-yield securities are deemed speculative with respect to the issuer's capacity to pay interest and repay principal over a long period of time.  Special tax considerations are associated with investing in high-yield securities structured as zero coupon or "pay-in-kind" securities.  The Fund or an ETF the Fund invests in will report the interest on these securities as income even though it receives no cash interest until the security's maturity or payment date.  The payment of principal and interest on most fixed-income securities purchased by a fund will depend upon the ability of the issuers to meet their obligations.  An issuer's obligations under its fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations.  The power or ability of an issuer to meet its obligations for the payment of interest on, and principal of, its fixed-income securities may be materially adversely affected by litigation or other conditions.
The ratings of S&P, Moody's and other nationally recognized rating agencies represent their opinions as to the quality of fixed-income securities.  It should be emphasized, however, that ratings are general and are not absolute standards of quality, and fixed-income securities with the same maturity, interest rate, and rating may have different yields while fixed-income securities of the same maturity and interest rate with different ratings may have the same yield.  For a more detailed description of ratings, please see Appendix A.
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Money Market Instruments.  The Fund may invest in money market instruments including U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) provided that they are eligible for purchase by the Fund.  Money market instruments also may include Banker's Acceptances and Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, and Variable Amount Demand Master Notes ("Master Notes").  Banker's Acceptances are time drafts drawn on and "accepted" by a bank.  When a bank "accepts" such a time draft, it assumes liability for its payment.  When the Fund acquires a Banker's Acceptance, the bank that "accepted" the time draft is liable for payment of interest and principal when due.  The Banker's Acceptance carries the full faith and credit of such bank.  A Certificate of Deposit ("CD") is an unsecured, interest bearing debt obligation of a bank.  Commercial Paper is an unsecured, short-term debt obligation of a bank, corporation, or other borrower.  Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument.  The Fund will invest in Commercial Paper only if it is rated in one of the top two rating categories by Moody's Investors Service, Inc., Standard & Poor's Ratings Services, or Fitch Investors Service, Inc., or if not rated, of equivalent quality in the Sub-Advisor's opinion.  Commercial Paper may include Master Notes of the same quality.  Master Notes are unsecured obligations that are redeemable upon demand of the holder and that permit the investment of fluctuating amounts at varying rates of interest.  Master Notes will be acquired by the Fund only through the Master Note program of the Fund's custodian bank, acting as administrator thereof.  The Sub-Advisor will monitor, on a continuous basis, the earnings power, cash flow, and other liquidity ratios of the issuer of a Master Note held by the Fund.
Repurchase Agreements.  A repurchase transaction occurs when an investor purchases a security (normally a U.S. Treasury obligation), and it then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future.  The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect.  Delivery pursuant to the resale normally will occur within one to seven days of the purchase.  Repurchase agreements are considered "loans" under the Investment Company Act of 1940, collateralized by the underlying security.  The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations.  The Sub-Advisor will consider the creditworthiness of the vendor.  If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral.  The Fund's risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Fund will not invest in reverse repurchase agreements.
U.S. Government Securities.  The Fund may invest in U.S. Government securities, defined to be (i) U.S. Treasury notes, U.S. Treasury bonds, U.S. Treasury bills, and other U.S. Government obligations; (ii) obligations of the Government National Mortgage Association (GNMA) and other U.S. Government sponsored entities that are guaranteed by the U.S. Government; and (iii) obligations of the Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), Federal Housing Administration (FHA), Federal Farm Credit Bank (FFCB), Federal Home Loan Bank (FHLB), Student Loan Marketing Association (SLMA), The Tennessee Valley Authority (TVA) and other U.S. Government authorities, agencies, and instrumentalities.  While obligations of some U.S. Government sponsored entities are supported by the full faith and credit of the U.S. Government (e.g. GNMA), others are not.  No assurance can be given that the U.S. Government will provide financial support to U.S. Government agencies or instrumentalities in the future since it is not obligated to do so by law.  The guarantee of the U.S. Government does not extend to the yield or value of the Fund's shares.
Debentures.  A debenture is long-term, unsecured, debt instrument backed only by the integrity of the borrower, not by collateral, and documented by an indenture.  Governments often issue debentures, in part because they generally cannot guarantee debt with assets (government assets are public property).  The primary risk with this type of investment is that the issuer will default or go into bankruptcy.  As an unsecured creditor, in the event of default or bankruptcy, the holder of a debenture does not have a claim against any specific assets of the issuing firm, so the investor will only be paid from the issuer's assets after the secured creditors have been paid.  The Fund may invest in all types of debentures, including corporate and government debentures.
Derivative Instruments Risk.  When the Fund enters into futures, swaps, and other forms of financial derivatives specifically described below, the investments involve risks different from direct investments in the underlying securities.  While transactions in derivatives may reduce certain risks, these transactions themselves entail certain other risks.  For example, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in a poorer overall performance of the Fund than if they had not entered into any derivatives transactions.  Derivatives may magnify the Fund's gains or losses, causing it to make or lose substantially more than it invested.
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The Fund may invest in derivative instruments for both speculative and hedging purposes.  These investments can be made as a substitute for taking a direct position in the underlying asset or as part of a strategy that is intended to reduce the exposure of the Fund to various risks.  When the Fund invests in financial derivatives, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including SEC Release 10666 that requires the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  The Fund has no specific limit on the amount it invest in derivatives, although practical limits are created by the requirement to segregate assets and hold offsetting positions in connection with such investments..
When used for hedging purposes, increases in the value of the securities the Fund holds or intends to acquire should offset any losses incurred with a derivative.  Purchasing derivatives for purposes other than hedging could expose the Fund to greater risks.
The Fund's ability to hedge securities through derivatives depends on the degree to which price movements in the underlying index or instrument correlate with price movements in the relevant securities.  In the case of poor correlation, the price of the securities the Fund is hedging may not move in the same amount, or even in the same direction as the hedging instrument.  The Sub-Advisor will try to minimize this risk by investing only in those contracts whose behavior it expects to resemble with the portfolio securities it is trying to hedge.  However, if the Fund's prediction of interest and currency rates, market value, volatility, or other economic factors is incorrect, the Fund may lose money, or may not make as much money as it expected.
Derivative prices can diverge from the prices of their underlying instruments, even if the characteristics of the underlying instruments are very similar to the derivative.  Listed below are some of the factors that may cause such a divergence:
•	current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract;
•
a difference between the derivatives and securities markets, including different levels of demand, how the instruments are traded, the imposition of daily price fluctuation limits or trading of an instrument stops; and

•	differences between the derivatives, such as different margin requirements, different liquidity of such markets, and the participation of speculators in such markets.
Derivatives based upon a narrow index of securities may present greater risk than derivatives based on a broad index.  Since narrower indices are made up of a smaller number of securities, they are more susceptible to rapid and extreme price fluctuations because of changes in the value of those securities.
While currency futures and options values are expected to correlate with exchange rates, they may not reflect other factors that affect the value of the investments of the Fund.  A currency hedge, for example, should protect a yen-denominated security from a decline in the yen, but will not protect the Fund against a price decline resulting from deterioration in the issuer's creditworthiness.  Because the value of the Fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the Fund's investments precisely over time.
Before a futures contract or option is exercised or expires, the Fund can terminate it only by entering into a closing purchase or sale transaction.  Moreover, the Fund may close out a futures contract only on the exchange the contract was initially traded.  Although the Fund intends to purchase options and futures only where there appears to be an active market, there is no guarantee that such a liquid market will exist.  If there is no secondary market for the contract, or the market is illiquid, the Fund may not be able to close out a position.  In an illiquid market, the Fund may:
•	have to sell securities to meet its daily margin requirements at a time when it is disadvantageous to do so;
•	have to purchase or sell the instrument underlying the contract;
•	not be able to hedge its investments; and
•	not be able to realize profits or limit its losses.
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Derivatives may become illiquid (i.e., difficult to sell at a desired time and price) under a variety of market conditions.  For example:
•	an exchange may suspend or limit trading in a particular derivative instrument, an entire category of derivatives, or all derivatives, which sometimes occurs because of increased market volatility;
•	unusual or unforeseen circumstances may interrupt normal operations of an exchange;
•	the facilities of the exchange may not be adequate to handle current trading volume;
•	equipment failures, government intervention, insolvency of a brokerage firm or clearing house, or other occurrences may disrupt normal trading activity; or
•	investors may lose interest in a particular derivative or category of derivatives.
If the Sub-Advisor incorrectly predicts securities market and interest rate trends, the Fund may lose money by investing in derivatives.  For example, if the Fund were to write a call option based on the Sub-Advisor's expectation that the price of the underlying security would fall, but the price were to rise instead, the Fund could be required to sell the security upon exercise at a price below the current market price.  Similarly, if the Fund were to write a put option based on the Sub-Advisor's expectation that the price of the underlying security would rise, but the price were to fall instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.
Because of the low margin deposits required upon the opening of a derivative position, such transactions involve an extremely high degree of leverage.  Consequently, a relatively small price movement in a derivative may result in an immediate and substantial loss (as well as gain) to the Fund and they may lose more than it originally invested in the derivative.
If the price of a futures contract changes adversely, the Fund may have to sell securities at a time when it is disadvantageous to do so to meet its minimum daily margin requirement.  The Fund may lose margin deposits if a broker with whom they have an open futures contract or related option becomes insolvent or declares bankruptcy.
The prices of derivatives are volatile (i.e., they may change rapidly, substantially, and unpredictably) and are influenced by a variety of factors, including:
•	actual and anticipated changes in interest rates;
•	fiscal and monetary policies; and
•	national and international political events.
Most exchanges limit the amount by which the price of a derivative can change during a single trading day.  Daily trading limits establish the maximum amount that the price of a derivative may vary from the settlement price of that derivative at the end of trading on the previous day.  Once the price of a derivative reaches this value, the Fund may not trade that derivative at a price beyond that limit.  The daily limit governs only price movements during a given day and does not limit potential gains or losses.  Derivative prices have occasionally moved to the daily limit for several consecutive trading days, preventing prompt liquidation of the derivative.
Options.  The Fund may purchase and write call and put options on securities.  The purchase and writing of options involves certain risks.  During the option period, a call writer that holds the underlying security has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline.  The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option.  Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.  If a put or call option purchased by the Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment in the option.  The potential losses from writing call options are theoretically unlimited because the underlying security's price may appreciate indefinitely.  Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.  There can be no assurance that a liquid market will exist when the Fund seeks to close out an option position.  Furthermore, if trading restrictions or suspensions are imposed on the options market, the Fund may be unable to close out a position.
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When the Fund invests in options, the Fund will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979) , that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  The Fund may write a call or put option only if the option is "covered" by holding a position in the underlying securities or by other means which would permit immediate satisfaction of the Fund's obligation as writer of the option.  A written call option creates a potential obligation to sell the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) hold the security underlying the written option; (ii) hold an offsetting call option (one with a strike price that is the same or lower than the strike price of the written option); or (iii) segregate cash and liquid securities (which can be cash, U.S. Government securities, and other liquid debt or equity securities) that when added to collateral on deposit equals the market value of the underlying security.  A written put option creates a potential obligation to buy the underlying security.  In order to make sure that this obligation can be met, the Fund could (i) sell short the underlying security at the same or higher price than the strike price of the written put option; (ii) hold an offsetting put option (one with a strike price that is the same or higher than the strike price of the written option); or (iii) segregate cash and liquid securities that when added to collateral on deposit equals the strike price of the option.
Short Sales.  The Fund may sell securities short.  A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.  When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time the Fund covers the short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
If the Fund does sell "short", the Fund will comply with current guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979) 18, 1979) that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss..  In particular, the Fund will take measures to ensure its obligation to purchase the security in the future will be met, including (i) holding the security sold short; (ii) holding an offsetting call option (one with a strike price that is the same or lower than the price at which the security was sold short); or (iii) segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian in an amount sufficient to cover the current value of the securities to be replaced as well as any dividends, interest, and transaction costs due to the broker-dealer lender.  In determining the amount to be segregated, any securities that have been sold short by the Fund will be marked to market daily.  To the extent the market price of the securities sold short increases and more assets are required to meet the Fund's short sale obligations, additional assets will be segregated to ensure adequate coverage of the Fund's short position obligations.  If the Fund does not have the assets to cover a short sale, then the Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.
Futures Contracts.  The Fund may enter into futures contracts.  A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future.  Futures contracts are designated by boards of trade that have been designated "contracts markets" by the Commodities Futures Trading Commission (CFTC).  No purchase price is paid or received when the contract is entered into.  Instead, the Fund, upon entering into a futures contract (and to maintain the Fund's open positions in futures contracts), would be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or liquid, high-grade debt securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margin that may range upward from less than 5% of the value of the contract being traded.  By using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish certain results more quickly and with lower transaction costs.
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If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin.  However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.  These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market."  The Fund is expected to earn interest income on initial and variation margin deposits.
The Fund will incur brokerage fees when it purchases and sells futures contracts.  Positions taken in the futures markets are not normally held until delivery or cash settlement is required, but are instead liquidated through offsetting transactions that may result in a gain or a loss.  While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.  A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract.
In addition to the margin restrictions discussed above, transactions in futures contracts may involve the segregation of funds pursuant to requirements imposed by the Securities and Exchange Commission.  Under those requirements, where the Fund has a long position in a futures contract, it may be required to establish a segregated account  (not with a futures commission merchant or broker) containing cash or certain liquid assets equal to the purchase price of the contract (less any margin on deposit).  However, segregation of assets is not required if the Fund "covers" a long position. For a short position in futures or forward contracts held by the Fund, those requirements may mandate the establishment of a segregated account (not with a futures commission merchant or broker) with cash or certain liquid assets that, when added to the amounts deposited as margin, equal the market value of the instruments underlying the futures contracts (but are not less than the price at which the short positions were established).
Swaps.  The Fund may invest in swap agreements.  A swap is an agreement between two parties (known as counterparties) where one stream of payments is exchanged for another.  The parties agree to exchange to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (the notional value of the agreement) with the payments calculated with reference to a specified asset, reference rate, or index.  Swaps allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate, or index may be exchanged for payments tied to the price of another asset, reference rate, or index.  For purposes of calculating the NAV, the Fund will price swaps at their market value based on prices supplied by an independent pricing service, if available, or quotations obtained from broker-dealers.
The Fund may use swaps for both speculative and hedging purposes.  Swaps can be used as part of a strategy that is intended to reduce the Fund's exposure to various risks or as a substitute for taking a direct position in the underlying asset.  The Fund may use swaps to limit or manage exposure to fluctuations in interest rates, currency exchange rates, or potential defaults by credit issuers.  The Fund may also attempt to enhance returns by investing in total return swaps.  A total return swap provides the Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate.  If the underlying asset declines in value over the term of the swap, the Fund would be required to pay the dollar value of that decline to the counterparty.  For example, the Fund may agree to pay a counterparty the total return earned or realized on the notional amount of a particular stock and any dividends declared with respect to that stock. In return, the Fund would make payments based on the notional amount calculated at the specified rate and would be required to pay amounts resulting from a decline in the value of the stock.
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Most swaps provide that when the periodic payment dates for both parties are the same, payments are netted, and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, the Fund's current obligations (or rights) under a swap will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by the Fund and the counterparty. During the term of a swap, the Fund is usually required to pledge to the counterparty, from time to time, an amount of cash or other assets equal to the total net amount (if any) that would be payable by the Fund to the counterparty if the swap were terminated on the date in question, including any early termination payments.
Since a swaps transaction can result in a loss greater than the amount invested, the Fund will comply with guidance from the staff of the Securities and Exchange Commission regarding asset coverage requirements, including Investment Company Act Release No. 10666 (Apr. 18, 1979), that require the Fund to segregate assets or otherwise "cover" its positions in a manner that limits the Fund's risk of loss.  In particular, the Fund will ensure that its potential obligations with respect to the swap will be met by segregating liquid assets (which can be cash, U.S. Government securities, and other liquid debt or equity securities) on the Fund's books or in a segregated account at the Fund's custodian.  For swaps that call for periodic netting between the Fund and its counterparty, the segregated amount is the net amount due under the contract, as determined daily on a mark-to-market basis. For other kinds of swaps, the segregated amount is the notional value of the contract.
The use of swaps subjects the Fund to the risk of default by the counterparty.  A loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. If there is a default by the counterparty to such a transaction, there may be contractual remedies pursuant to the agreements related to the transaction, although bankruptcy and insolvency laws could affect the Fund's rights as a creditor.   Additionally, the use of credit default swaps can result in losses if the Advisor does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based.
Because swaps are two-party contracts, they may subject the Fund to liquidity risk. If a swap is particularly large or if the relevant market is illiquid, the Fund may not be able to establish or liquidate a position at an advantageous time or price, which may result in significant losses. Participants in the swap markets are not required to make continuous markets in the swaps they trade. Participants could refuse to quote prices for swaps or quote prices with an unusually wide spread between the price at which they are prepared to buy and the price at which they are prepared to sell.
Swaps are highly specialized instruments, and their use involves investment techniques and risks different from those associated with other traditional investments. The use of swaps requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.  Whether the Fund will be successful in using swaps to achieve its investment goals depends on the ability of the Advisor to correctly forecast future market trends or the values of assets, reference rates, indexes, or other economic factors when establishing swap positions.
Forward Commitment and When-Issued Securities.  The Fund may purchase securities on a when-issued basis or for settlement at a future date if the Fund holds sufficient assets to meet the purchase price.  In such purchase transactions, the Fund will not accrue interest on the purchased security until the actual settlement.  Similarly, if a security is sold for a forward date, the Fund will accrue the interest until the settlement of the sale.  When-issued security purchases and forward commitments have a higher degree of risk of price movement before settlement due to the extended time period between the execution and settlement of the purchase or sale.  As a result, the exposure to the counterparty of the purchase or sale is increased.  Although the Fund would generally purchase securities on a forward commitment or when-issued basis with the intention of taking delivery, the Fund may sell such a security prior to the settlement date if the Sub-Advisor feels such action is appropriate.  In such a case, the Fund could incur a short-term gain or loss.
Liquidity Impact of Margin and Segregation Requirements.  Although the Fund will segregate cash and liquid assets in an amount sufficient to cover its open obligations with respect to written options, short sales, and other derivative instruments as applicable, the segregated assets will be available to the Fund immediately upon closing out the positions, while settlement of securities transactions could take several days. However, because the Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the position remains open, the Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.
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Illiquid Investments.  The Fund may invest up to 15% of net assets in illiquid securities, which are investments that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued.  This restriction is not limited to the time of purchase.  Under the supervision of the Board of Trustees of the Trust (the "Board" or "Trustees"), the Sub-Advisor determines the liquidity of the Fund's investments, and through reports from the Sub-Advisor, the Trustees monitor investments in illiquid instruments.  In determining the liquidity of the Fund's investments, the Sub-Advisor may consider various factors including (i) the frequency of trades and quotations; (ii) the number of dealers and prospective purchasers in the marketplace; (iii) dealer undertakings to make a market; (iv) the nature of the security (including any demand or tender features); and (v) the nature of the marketplace for trades (including the ability to assign or offset the Fund's rights and obligations relating to the investment).  If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, the Fund will take steps to reduce, in an orderly disposition, its holdings of illiquid securities and may dispose of some securities even though it may be disadvantageous from an investment standpoint at that time.  However, the Fund will not dispose of illiquid securities if the Sub-Advisor determines that doing so would not be in the best interests of the Fund.  Investment in illiquid securities poses risks of potential delays in resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of portfolio securities and the Fund may be unable to dispose of illiquid securities promptly or at reasonable prices.
Restricted Securities.  Within its limitation on investment in illiquid securities, the Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering.  Where registration is required, the Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement.  If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.  Restricted securities that can be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933 and are determined to be liquid under guidelines adopted by and subject to the supervision of the Trustees are not subject to the limitations on illiquid securities.
Portfolio Turnover.  Portfolio turnover is a ratio that indicates how often the securities in a mutual fund's portfolio change during a year's time.  Higher numbers indicate a greater number of changes, and lower numbers indicate a smaller number of changes.  The Fund may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions.  Since portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover could lower performance of the Fund due to increased costs and may also result in the realization of capital gains.  If the Fund realizes capital gains when they sell portfolio investments, they must generally distribute those gains to shareholders, increasing their taxable distributions.  Under normal circumstances, the anticipated portfolio turnover rate for the Fund is expected to be less than 100%.
Lending of Portfolio Securities.  In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of total Fund assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities which the Sub-Advisor has determined are creditworthy under guidelines established by the Board of Trustees.  In determining whether the Fund will lend securities, the Sub-Advisor will consider all relevant facts and circumstances.  The Fund may not lend securities to any company affiliated with the Sub-Advisor.  Each loan of securities will be collateralized by cash, securities, or equivalent collateral.  The Fund might experience a loss if the borrower defaults on the loan.
The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral.  While the loan is outstanding, the borrower will pay the Fund any interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income.  Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral.  It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan.  Voting rights for loaned securities will typically pass to the borrower, but the Fund will retain the right to call any security in anticipation of a vote that the Advisor deems material to the security on loan.  Loans are subject to termination at the option of the Fund or the borrower at any time.  The Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker.  As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially.
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Securities lending involves counterparty risk, including the risk that the loaned securities may not be returned or returned in a timely manner and/or a loss of rights in the collateral if the borrower or the lending agent defaults or fails financially.  This risk will be increased if a continuation of the current downturn in the economic conditions in the United States and around the world, particularly the recent failures of several major financial services firms, causes further declines in the securities markets and/or causes further financial instability in the borrowers or lending agents.  This risk is increased when the Fund's loans are concentrated with a single or limited number of borrowers.  There are no limits on the number of borrowers the Fund may use, and the Fund may lend securities to only one or a small group of borrowers.  Mutual funds participating in securities lending bear the risk of loss in connection with investments of the cash collateral received from the borrowers, which do not trigger additional collateral requirements from the borrower.
Borrowing.  The Fund may borrow money for investment purposes, which is a form of leveraging.  Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity.  Such borrowing may make the Fund's NAV more volatile than funds that do not borrow for investment purposes because leverage magnifies changes in the Fund's NAV and on the Fund's investments.  Although the principal of borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding.  Leverage also creates interest expenses for the Fund.  To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, the Fund's net income will be greater than it would be if leverage were not used.  Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced.  The use of derivatives in connection with leverage creates the potential for significant loss.  The Fund does not intend to use leverage in excess of 5% of total assets and will not make additional investments when outstanding borrowings exceed 5% of the Fund's total assets.  Any leveraging will comply with the applicable requirements of the Investment Company Act of 1940 and the guidance of no-action letters issued by the Securities and Exchange Commission, including Investment Company Act Release No. 10666 (Apr. 18, 1979), intended to minimize the use of leverage and the possibility that the Fund's liabilities will exceed the value of its assets.
The Fund may also borrow money to meet redemptions or for other emergency purposes.  Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest.  The Investment Company Act of 1940 requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings.  If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some portfolio holdings within three days in order to reduce the Fund's debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.  The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit.  Either of these requirements would increase the cost of borrowing over the stated interest rate.
Temporary Defensive Positions.  The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in an attempt to respond to adverse market, economic, political, or other conditions.  During such an unusual set of circumstances, the Fund may hold up to 100% of its portfolios in cash or cash equivalent positions (e.g., money market securities, U.S. Government securities, and/or similar securities).  When the Fund takes a temporary defensive position, the Fund may not be able to achieve its investment objective.
INVESTMENT LIMITATIONS
Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of the outstanding voting shares of the Fund.  A "majority" for this purpose means the lesser of (i) 67% of a Fund's outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of its outstanding shares.
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Fundamental Restrictions.  As a matter of fundamental policy, each Fund may not:
(1)	Issue senior securities, except as permitted by the Investment Company Act of 1940;
(2)	Borrow money, except to the extent permitted under the Investment Company Act of 1940 (including, without limitation, borrowing to meet redemptions). For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;
(3)	Pledge, mortgage, or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;
(4)	Act as an underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;
(5)	Purchase or sell real estate or direct interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs, mortgage-backed securities, and privately-held real estate funds);
(6)	Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;
(7)	Make investments for the purpose of exercising control or management over a portfolio company;
(8)	Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements shall not be deemed to be the making of a loan;
(9)	With respect to 75% of its total assets, the Fund may not: (i) purchase 10% or more of the outstanding voting securities of any one issuer; or (ii) purchase securities of any issuer if, as a result, 5% or more of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to investments in (i) cash and cash items; (ii) securities of other registered investment companies; and (iii) obligations of the United States Government, its agencies, or instrumentalities; or
(10)	Each Fund will not concentrate its investments. Each Fund's concentration policy limits the aggregate value of holdings of a single industry or group of industries (except U.S. Government and cash items) to less than 25% of each Fund's total assets.
Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The Investment Company Act of 1940 generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligations.
The Funds are allowed to pledge, mortgage, or hypothecate assets up to the amounts allowable under the Investment Company Act of 1940, which presently allows an investment company to borrow from any bank (including pledging, mortgaging or hypothecating assets) in an amount up to 33 1/3% of its total assets (not including temporary borrowings not in excess of 5% of its total assets).
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The Funds will not make additional investments in securities when outstanding borrowings exceed 5% of the Fund's total assets.
For purposes of the Fund's concentration policy, investments in other investment companies are not considered an investment in any particular industry or group of industries.  The Fund will not be concentrated in securities of issuers of a particular industry or group of industries if the portfolio securities of the other investment companies in which the Fund invests were deemed to be owned directly by the Fund rather than such other investment companies.  In determining the exposure of each Fund to a particular industry for purposes of the fundamental investment restriction on concentration, the Funds currently use Standard & Poor's Global Industry Classification Standard (GICS) in order to classify industries.
With respect to Funds with an 80% investment requirement pursuant to Rule 35d-1 under the Investment Company Act, other investment companies in which a Fund invests for purposes of compliance with the 80% investment requirement must also have a similar 80% investment requirement.  Accordingly, an investment company in which the Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, and Rx Tax Advantaged Fund invest for purposes of compliance with the 80% investment requirement must invest at least 80% of such investment company's net assets, plus borrowings for investment purposes, in equity securities, fixed income securities, and municipal bonds, respectively.   In addition, the Funds will invest so that they will not violate the 80% investment requirement if the portfolio securities of the other investment companies in which the Fund invests were deemed to be owned directly by the Fund rather than such other investment companies.
With respect to the fundamental investment restrictions above (other than those involving senior securities and borrowings), if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase).
With respect to the Funds that principally invest in unaffiliated investment companies, neither the Funds nor the Advisor will have control or influence over the activities of the unaffiliated investment companies.  While other investment companies are subject to certain constraints of the Investment Company Act of 1940, the investment limitations of the other investment companies in which the Fund invests may differ from those of the Fund.
PORTFOLIO TRANSACTIONS
Subject to the general supervision of the Trustees, the Advisor is responsible for, makes decisions with respect to, and places orders for all purchases and sales of portfolio securities for the Funds.  The Advisor shall manage the Funds' portfolios in accordance with the terms of the Investment Advisory Agreement by and between the Advisor and the Trust on behalf of the Funds, which is described in detail under "Management and Other Service Providers – Investment Advisor."  The Advisor serves as investment advisor for a number of client accounts, including the Funds.  Investment decisions for each Fund are made independently from those for any other series of the Trust, if any, and for any other investment companies and accounts advised or managed by the Advisor.
Brokerage Selection. The Funds have adopted, and the Trustees have approved, policies and procedures relating to the direction of mutual fund portfolio securities transactions to broker-dealers.  The Advisor may not give consideration to sales of shares of the Funds as a factor in selecting broker-dealers to execute portfolio securities transactions.  The Advisor may, however, place portfolio transactions with broker-dealers that promote or sell the Funds' shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.  In selecting brokers to be used in portfolio transactions, the Advisor's general guiding principle is to obtain the best overall execution for each trade, which is a combination of price and execution.  With respect to execution, the Advisor considers a number of discretionary factors, including, without limitation, the actual handling of the order, the ability of the broker to settle the trade promptly and accurately, the financial standing of the broker, the ability of the broker to position stock to facilitate execution, the Advisor's past experience with similar trades, and other factors that may be unique to a particular order.  Recognizing the value of these discretionary factors, the Advisor may select brokers who charge a brokerage commission that is higher than the lowest commission that might otherwise be available for any given trade.
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Under Section 28(e) of the Securities Exchange Act of 1934 and the Investment Advisory Agreement, the Advisor is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker.  The research received by the Advisor may include, without limitation: information on the United States and other world economies; information on specific industries, groups of securities, individual companies, and political and other relevant news developments affecting markets and specific securities; technical and quantitative information about markets; analysis of proxy proposals affecting specific companies; accounting and performance systems that allow the Advisor to determine and track investment results; and trading systems that allow the Advisor to interface electronically with brokerage firms, custodians, and other providers.  Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs, and access to computer databases.  In some instances, research products or services received by the Advisor may also be used by the Advisor for functions that are not research related (i.e. not related to the making of investment decisions).  Where a research product or service has a mixed use, the Advisor will make a reasonable allocation according to the use and will pay for the non-research function in cash using its own funds.
The research and investment information services described above make available to the Advisor for its analysis and consideration the views and information of individuals and research staffs of other securities firms.  These services may be useful to the Advisor in connection with advisory clients other than the Funds and not all such services may be useful to the Advisor in connection with the Funds.  Although such information may be a useful supplement to the Advisor's own investment information in rendering services to the Funds, the value of such research and services is not expected to reduce materially the expenses of the Advisor in the performance of its services under the Investment Advisory Agreement and will not reduce the management fees payable to the Advisor by the Funds.
The Funds may invest in securities traded in the over-the-counter market.  In these cases, the Funds may initiate trades through brokers on an agency basis and pay a commission in connection with the transaction.  The Funds may also effect these transactions by dealing directly with the dealers who make a market in the securities involved, in which case the costs of such transactions would involve dealer spreads rather than brokerage commissions.  With respect to securities traded only in the over-the-counter market, orders will be executed on a principal basis with primary market makers in such securities except where better prices or executions may be obtained on an agency basis or by dealing with those other than a primary market maker.
The Funds may participate, if and when practicable, in bidding for the purchase of Fund securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group.  The Funds will engage in this practice, however, only when the Advisor, in its sole discretion, believes such practice to be otherwise in the Funds' interest.
The following shows the aggregate amount of brokerage commissions paid each Fund during its three most recent fiscal years, as applicable.
Fund	2014	2013	2012
Rx Dynamic Growth Fund	$42,337	$52,613	$51,766
Rx Dynamic Total Return Fund	$0	$0	$0
Rx Non Traditional Fund	$348	$43	n/a
Rx High Income Fund	$1,142	$2,008	n/a
Rx Traditional Equity Fund	$948	$1,098	n/a
Rx Traditional Fixed Income Fund	$8,098	$3,410	n/a
Rx Tactical Rotation Fund	$45,196	$10,380	n/a
Rx Tax Advantaged Fund	$424	$74	n/a
Rx Dividend Income Fund	$785	$111	n/a
Rx Premier Managers Fund	$202	$60	n/a
Rx Fundamental Growth Fund	$14,041	n/a	n/a

The increase in brokerage commissions of Rx Non Traditional Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund for the fiscal year ended May 31, 2014 from the previous fiscal year was due to increased trading activity and the larger asset size of the Funds.  The increase in brokerage commissions for Rx Fundamental Growth Fund was primarily due to the fact that the Fund's Date of Initial Public Investment was during fiscal year ended May 31, 2014.
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Aggregated Trades. While investment decisions for the Funds are made independently of the Advisor's other client accounts, the Advisor's other client accounts may invest in the same securities as the Funds.  To the extent permitted by law, the Advisor may aggregate the securities to be sold or purchased for a Fund with those to be sold or purchased for other investment companies or accounts in executing transactions.  When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and another investment company or account, the transaction will be averaged as to price and available investments allocated as to amount in a manner which the Advisor believes to be equitable to the Fund and such other investment company or account.  In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund.
Portfolio Turnover.  The annualized portfolio turnover rate for the Funds is calculated by dividing the lesser of purchases or sales of portfolio securities for the reporting period by the monthly average value of the portfolio securities owned during the reporting period.  The calculation excludes all securities whose maturities or expiration dates at the time of acquisition are one year or less.  Portfolio turnover of the Funds may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares and by requirements that enable the Funds to receive favorable tax treatment.  Portfolio turnover will not be a limiting factor in making Fund decisions, and the Funds may engage in short-term trading to achieve its investment objectives.  High rates of portfolio turnover could lower performance of the Funds due to increased transaction costs and may also result in the realization of short-term capital gains taxed at ordinary income tax rates.  The portfolio turnover rates for the Rx Dynamic Growth Fund and Rx Dynamic Total Return Fund were lower for the fiscal year ended May 31, 2013 from the prior year because of decreased trading activity due to market conditions. The portfolio turnover rates for the Rx Total Return, Rx Traditional Fixed Income, Rx Tax Advantaged, and Rx Tactical Rotation Funds were each in excess of 100% for the fiscal year ended May 31, 2014 because of the implementation of a cash overlay caused an allocation change.
DESCRIPTION OF THE TRUST
The Trust, which is a statutory trust organized under Delaware law on May 13, 2009, is an open-end management investment company.  The Trust's Declaration of Trust ("Trust Instrument") authorizes the Trustees to divide shares into series, each series relating to a separate portfolio of investments, and to classify and reclassify any unissued shares into one or more classes of shares of each such series.  The Trust currently consists of twenty-eight series: the Funds managed by the Advisor; the Goodwood SMID Cap Discovery Fund managed by Goodwood Advisors, LLC; the QCI Balanced Fund managed by QCI Asset Management, Inc.; the Arin Large Cap Theta Fund managed by Arin Risk Advisors, LLC; the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, and Crescent Strategic Income Fund managed by Greenwood Capital Associates, LLC; the Matisse Discounted Closed-End Fund Strategy managed by Deschutes Portfolio Strategies; the Roumell Opportunistic Value Fund managed by Roumell Asset Management, LLC; the SCS Tactical Allocation Fund managed by Sentinel Capital Solutions, Inc.; the Sector Rotation Fund managed by Navigator Money Management, Inc.; the Sirius S&P Strategic Large-Cap Allocation Fund managed by Sirius Funds Advisors, Inc.; and the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and the SF Group Select Growth Equities Fund managed by SF Advisors, LLC. The shares of the Funds (except for the Sector Rotation Fund, the SCS Tactical Allocation Fund, the SF Group of funds, and the Sirius S&P Strategic Large-Cap Allocation Fund) are divided into classes which are described in their individual Prospectus.  Additional series and/or classes may be created from time to time.  The number of shares of each series in the Trust shall be unlimited.  When issued for payment as described in the Funds' prospectus and this Statement of Additional Information, shares of the Funds will be fully paid and non‑assessable and shall have no preemptive rights.  The Trust normally does not issue share certificates.
In the event of a liquidation or dissolution of the Trust or an individual series, such as a Fund, shareholders of a particular series would be entitled to receive the assets available for distribution belonging to such series.  Shareholders of a series are entitled to participate equally in the net distributable assets of the particular series involved on liquidation, based on the number of shares of the series that are held by each shareholder.  If there are any assets, income, earnings, proceeds, funds, or payments that are not readily identifiable as belonging to any particular series, the Trustees shall allocate them among any one or more of the series as they, in their sole discretion, deem fair and equitable.
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Shareholders of all of the series of the Trust, including the Funds, will vote together and not separately on a series‑by‑series or class-by-class basis, except as otherwise required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular series or class.  The Trust has adopted a Rule 18f-3 Multi-class Plan for certain series that contain the general characteristics of and conditions under which such series may offer multiple classes of shares.  Rule 18f-2 under the Investment Company Act of 1940 provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter.  A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class.  Under Rule 18f-2, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a series only if approved by a majority of the outstanding shares of such series.  However, the rule also provides that the ratification of the appointment of independent accountants, the approval of principal underwriting contracts, and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.  Rights of shareholders can only be modified by a majority vote.
When used in the Prospectus or this SAI, a "majority" of shareholders means the vote of the lesser of (i) 67% of the shares of the Trust or the applicable series or class present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Trust or the applicable series or class.
Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.  Shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees, and in this event, the holders of the remaining shares voting will not be able to elect any Trustees.
The Trustees will hold office indefinitely, except that: (i) any Trustee may resign or retire, and (ii) any Trustee may be removed: (a) any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal; (b) at any meeting of shareholders of the Trust by a vote of two-thirds of the outstanding shares of the Trust; or (c) by a written declaration signed by shareholders holding not less than two-thirds of the outstanding shares of the Trust.  In case a vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the Investment Company Act of 1940.  Otherwise, there will normally be no meeting of shareholders for the purpose of electing Trustees, and the Trust does not expect to have an annual meeting of shareholders.
The Trust Instrument provides that the Trustees will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from a Trustee's bad faith, willful misfeasance, gross negligence, or reckless disregard of duties.  It also provides that all third parties shall look solely to the Trust's property for satisfaction of claims arising in connection with the affairs of the Trust.  With the exceptions stated, the Trust Instrument provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.
MANAGEMENT AND OTHER SERVICE PROVIDERS
The Trustees are responsible for the management and supervision of the Funds.  The Trustees approve all significant agreements between the Trust, on behalf of the Funds, and those companies that furnish services to the Funds; review performance of the Advisor and the Funds; and oversee activities of the Funds.  This section of the Statement of Additional Information provides information about the persons who serve as Trustees and officers to the Trust and Funds, respectively, as well as the entities that provide services to the Funds.
Trustees and Officers.  Following are the Trustees and officers of the Trust, their age and address, their present position with the Trust or the Funds, and their principal occupation during the past five years.  Those Trustees who are "interested persons" (as defined in the Investment Company Act of 1940) by virtue of their affiliation with either the Trust or the Advisor are indicated in the table.  The address of each Trustee and officer of the Trust, unless otherwise indicated, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.
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Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Michael G. Mosley Age: 61	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 78	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Vertical Capital Investors Trust for its two series and Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Centaur Mutual Funds Trust for its one series from 2004 to 2009 (all registered Investment companies).

James H. Speed, Jr. Age: 60	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of the following Brown Capital Management Mutual Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Centaur Mutual Funds Trust for its one series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 54	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.
Other Officers
D. Jerry Murphey Age: 55 821 Pacific Street Omaha, Nebraska 68108	President (RiskX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the RiskX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
				n/a	n/a

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Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Julie M. Koethe Age: 33 821 Pacific Street Omaha, Nebraska 68108	Treasurer (RiskX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the RiskX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
				n/a	n/a
James C. Roumell Age: 52 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	President (Roumell Opportunistic Value Fund)	Since 9/10	President of Roumell Asset Management, LLC (advisor to the Roumell Opportunistic Value Fund) since 1998.	n/a	n/a
Craig L. Lukin Age:46 2 Wisconsin Circle Suite 660 Chevy Chase, MD 20815	Treasurer (Roumell Opportunistic Value Fund)	Since 9/10
Chief Operating Officer and Chief Compliance Officer of Roumell Asset Management, LLC since 2007; Research Analyst at Roumell Asset Management, LLC from 2003-2007; Private Equity Analyst for Dent & Company, Inc. (investment services) from 2000-2002; Corporate Value Consulting Manager for PricewaterhouseCoopers, LLP (accountancy and professional services) from 1994-2000.
				n/a	n/a
Mark Anthony Grimaldi Age: 51 1207 Route 9 Suite 10 Wappingers Falls, NY 12590	President and Treasurer (Sector Rotation Fund)	Since 4/11
President and Chief Compliance Officer of Navigator Money Management, Inc. (advisor to the Sector Rotation Fund) since 1996; Vice President of The Prestige Organization, Inc. since 1996; and Co-Fund Manager of ETF Market Opportunity Fund (formerly Navigator Fund) from 2008-2009.
				n/a	n/a
Cort F. Meinelschmidt Age: 34 38 S. Potomac Street Suite 304 Hagerstown, MD 21740	President (SCS Tactical Allocation Fund)	Since 10/11
President of Sentinel Capital Solutions, Inc. (advisor to the SCS Tactical Allocation Fund) since 2011; Financial Advisor for Centra Financial Services (investment services) from 2010-2011; Financial Advisor for Edward Jones (investment services) from 2004-2010.
				n/a	n/a
J. Philip Bell Age: 60 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	President (Crescent Funds)	Since 10/11	President and Chief Compliance Officer of Greenwood Capital Associates, LLC (advisor to the Crescent Funds) since 1985.	n/a	n/a
Walter B. Todd III Age: 42 104 Maxwell Avenue P.O. Box 3181 Greenwood, SC 29648	Treasurer (Crescent Funds)	Since 7/13	Chief Investment Officer of Greenwood Capital Associates, LLC.	n/a	n/a

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Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Joseph DeSipio Age: 47 200 Four Falls Corporate Center, Suite 211, 1001 Conshohocken State Road West Conshohocken, PA 19428	President (Arin Funds)	Since 3/12
Co-Founder and Chief Market Strategist of Arin Risk Advisors, LLC (advisor to the Arin Funds) since 2009.  Previously, Investment Strategist of SEI Investment Company (financial services) from 2007 until 2009 and Director of Options Strategy Group for Evergreen Investments (investment management) from 2000 until 2007.
				n/a	n/a
Lawrence Lempert Age: 45 200 Four Falls Corporate Center, Suite 211, 1001 Conshohocken State Road West Conshohocken, PA 19428	Treasurer (Arin Funds)	Since 3/12	Trading Director of Arin Risk Advisors, LLC since 2009 and Chief Compliance Officer since 2011. Previously, managing member of Bullock Capital, LLC (securities brokerage) from 2004 through 2010.	n/a	n/a
Bryn H. Torkelson Age: 56 4949 Meadows Road Suite 200 Lake Oswego, OR 97035	President (Matisse Discounted Closed-End Fund Strategy)	Since 5/12
President and Chief Investment Officer of Deschutes Portfolio Strategies, LLC (advisor to the Matisse Discounted Closed-End Fund Strategy) since 2010, President of Deschutes Investment Advisors, Inc. (investment management) since 1997.
				n/a	n/a
Brenda A. Smith Age: 53 200 Four Falls Corporate Center, Suite 211, 1001 Conshohocken State Road, West Conshohocken, PA 19428	President and Treasurer (Horizons West Multi-Strategy Hedged Income Fund);	Since 8/12, 11/12, and 8/13
President of CV Brokerage, Inc. (broker-dealer) since 2010.  Managing Member of CV Investment Advisors, LLC (investment advisor) since 2012.  Owner of BA Smith & Associates, LLC (accounting and consulting) since 1995.
				n/a	n/a
Ryan D. Thibodeaux Age: 35 450 Laurel Street Suite 2150 Baton Rouge, LA	President and Treasurer (Goodwood SMID Cap Discovery Fund)	Since 10/13	President and Managing Member of Goodwood Capital Management, LLC	n/a	n/a
H. Edward Shill, CFA Age: 51 40A Grove Street Pittsford, NY 14534	President (QCI Balanced Fund)	Since 12/13	Chief Investment Officer and Portfolio Manager of QCI Asset Management, Inc.	n/a	n/a
Gerald Furciniti Age: 37 40A Grove Street Pittsford, NY 14534	Treasurer (QCI Balanced Fund)	Since 12/13	Portfolio Manager and Senior Equity Analyst at QCI Asset Management since 2001.	n/a	n/a

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Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Constance D. Russello Age: 51 PO Box 277 Lovettsville, VA 20180	President and Treasurer (Sirius S&P Strategic Large-Cap Allocation Fund)	Since 1/14	Finance and Human Resources Director, ARES Engineering Inc. from 2012-2014; Chief Financial Officer, RBS Construction, LLC from 2010-2012; Director of Finance, Jewell & Associates, LLC from 2008-2010.	n/a	n/a
Sergio E. Sotolongo Age: 59 110 Allen Road, Suite 302 Basking Ridge, NJ 07920	President (SF Group Funds)	Since 08/14	President and Managing Member of SF Advisors, Inc. since 2012. Chairman and Chief Executive Officer of Student Funding Group, LLC since 2006.	n/a	n/a
Melanie J. Iuliano Age: 58 110 Allen Road, Suite 302 Basking Ridge, NJ 07920	Treasurer (SF Group Funds)	Since 08/14	Controller for SF Group LTD; Senior Cost Analyst for Clondalkin Group, LLC; Controller for Capstone Advisory Group, LLC	n/a	n/a
Katherine M. Honey Age: 40	Secretary	Since 10/13	EVP of The Nottingham Company since 2008.	n/a	n/a
Ashley E. Harris Age: 30	Treasurer (Matisse Closed-End Fund Strategy) and Assistant Treasurer of the Trust	Since 1/14	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
John Canning Age: 43	Chief Compliance Officer	Since 8/14	Managing Director, Cipperman Compliance Services, LLC (2011-present). Formerly, Director of Mutual Fund Administration of Nationwide Fund Group (2008-2011).	n/a	n/a
The Board met six times during the fiscal year ended May 31, 2014.  Each Trustee attended all of the Board meetings.
Board Structure.  The Trust's Board of Trustees includes four independent Trustees, one of which, Mr. Speed, is Chairman of the Board of Trustees.  The Board has established several standing committees: the Audit Committee, Nominating Committee, Proxy Voting Committee, Governance Committee, and Qualified Legal Compliance Committee.  These standing committees are comprised entirely of the Independent Trustees.  Other information about these standing committees is set forth below.  The Board has determined that the Board's structure is appropriate given the characteristics, size, and operations of the Trust.  The Board also believes that its leadership structure, including its committees, helps facilitate effective oversight of Trust management.  The Board reviews its structure annually.
With respect to risk oversight, the Board considers risk management issues as part of its general oversight responsibilities throughout the year.  The Board holds four regular board meetings each year during which the Board receives risk management reports and/or assessments from Trust management, the Fund's advisor, administrator, transfer agent, and distributor, and receives an annual report from the Trust's Chief Compliance Officer ("CCO").  The Audit Committee also meets with the Trust's independent registered public accounting firm on an annual basis, to discuss among other things, the internal control structure of the Trust's financial reporting function.  When appropriate, the Board may hold special meeting or communicate directly with Trust management, the CCO, the Trust's third party service providers, legal counsel, or independent public accountants to address matters arising between regular board meeting or needing special attention.  In addition, the Board has adopted policies and procedures for the Trust to help detect and prevent and, if necessary, correct violations of federal securities laws.
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Qualification of Trustees.  The Board has considered each Trustee's experience, qualifications, attributes and skills in light of the Board's function and the Trust's business and structure, and has determined that each Trustee possesses experience, qualifications, attributes, and skills that enable the Trustee to be an effective member of the Board.
Mr. Mosley has had business experience as an owner of a real estate company.  Mr. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a Partner of a real estate partnership and as an Account Administrator for a money management firm.  Mr. Speed also has experience as an investor as trustee of several other investment companies and business experience as President and CEO of an insurance company and as President of a company in the business of consulting and private investing.  Mr. Strandberg also has investment experience as a former trustee of another investment company and business experience as President of an insurance and property management company.
The Board has determined that each of the Trustees' careers and background, combined with their interpersonal skills and general understanding of financial and other matters, enable the Trustees to effectively participate in and contribute to the Board's functions and oversight of the Trust.
Trustee Standing Committees.  The Trustees have established the following standing committees:
Audit Committee.  All of the Independent Trustees are members of the Audit Committee.  The Audit Committee oversees the Fund's accounting and financial reporting policies and practices, reviews the results of the annual audits of the Fund's financial statements, and interacts with the Fund's independent auditors on behalf of all the Trustees.  The Audit Committee operates pursuant to an Audit Committee Charter and meets periodically as necessary.  The Audit Committee met five times during the fiscal year ended May 31, 2014.
Nominating Committee.  All of the Independent Trustees are members of the Nominating Committee.  The Nominating Committee nominates, selects, and appoints independent trustees to fill vacancies on the Board of Trustees and to stand for election at meetings of the shareholders of the Trust.  The Nominating Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2014.  The Nominating Committee generally will not consider nominees recommended by shareholders of the Trust.
Proxy Voting Committee.  All of the Independent Trustees are members of the Proxy Voting Committee.  The Proxy Voting Committee will determine how the Fund should vote, if called upon by the Board or the Advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Fund's Advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.  The Proxy Voting Committee will also review the Trust's Proxy Voting Policy and recommend any changes to the Board as it deems necessary or advisable. The Proxy Voting Committee will also decide if the Fund should participate in a class action settlement, if called upon by the Advisor, in cases where a class action settlement with respect to which the Fund is eligible to participate presents a conflict between the interests of the Fund's shareholders, on the one hand, and those of the Advisor, on the other hand.  The Proxy Voting Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2014.
Governance Committee. The Independent Trustees are the current members of the Governance Committee.  The Governance Committee assists the Board of Trustees in adopting fund governance practices and meeting certain fund governance standards.  The Governance Committee operates pursuant to a Governance Committee Charter and normally meets annually, but may also meet as often as necessary to carry out its purpose.  The Governance Committee met once during the fiscal year ended May 31, 2014.
Qualified Legal Compliance Committee.  The Independent Trustees are the current members of the Qualified Legal Compliance Committee.  The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to appropriate remedial action in connection with any report of evidence of a material violation of securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents.  The Qualified Legal Compliance Committee meets only as necessary and did not meet during the fiscal year ended May 31, 2014.
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Beneficial Equity Ownership Information.  The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Fund complex, as of valuation date of December 31, 2013 and stated as one of the following ranges:  A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.
Name of Trustee	Fund	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds Overseen or to be Overseen by Trustee in Family of Investment Companies*
Michael G. Mosley	Rx Dynamic Growth Fund	A
	Rx Dynamic Total Return Fund	A
	Rx Non Traditional Fund	A
	Rx High Income Fund	A
	Rx Traditional Equity Fund	A
	Rx Traditional Fixed Income Fund	A
	Rx Tactical Rotation Fund	A
	Rx Tax Advantaged Fund	A
	Rx Dividend Income Fund	A
	Rx Premier Managers Fund	A
A
Theo H. Pitt, Jr.	Rx Dynamic Growth Fund	A
	Rx Dynamic Total Return Fund	A
	Rx Non Traditional Fund	A
	Rx High Income Fund	A
	Rx Traditional Equity Fund	A
	Rx Traditional Fixed Income Fund	A
	Rx Tactical Rotation Fund	A
	Rx Tax Advantaged Fund	A
	Rx Dividend Income Fund	A
	Rx Premier Managers Fund	A
A
James H. Speed, Jr.	Rx Dynamic Growth Fund	A
	Rx Dynamic Total Return Fund	A
	Rx Non Traditional Fund	A
	Rx High Income Fund	A
	Rx Traditional Equity Fund	A
	Rx Traditional Fixed Income Fund	A
	Rx Tactical Rotation Fund	A
	Rx Tax Advantaged Fund	A
	Rx Dividend Income Fund	A
	Rx Premier Managers Fund	A
A
J. Buckley Strandberg	Rx Dynamic Growth Fund	A
	Rx Dynamic Total Return Fund	A
	Rx Non Traditional Fund	A
	Rx High Income Fund	A
	Rx Traditional Equity Fund	A
	Rx Traditional Fixed Income Fund	A
	Rx Tactical Rotation Fund	A
	Rx Tax Advantaged Fund	A
	Rx Dividend Income Fund	A
	Rx Premier Managers Fund	A
A
*Includes all the funds of the Trust managed by the Advisor.
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Ownership of Securities of Advisor, Distributor, or Related Entities.  As of December 31, 2013, none of the Independent Trustees and/or their immediate family members own securities of the Advisor, Distributor, or any entity controlling, controlled by, or under common control with the Advisor or Distributor.
Compensation.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Independent Trustees receive $2,000 per Fund each year.  The Trust reimburses each Trustee and officers of the Trust for his or her travel and other expenses relating to attendance at such meetings.  The following compensation is based on figures for the fiscal year ended May 31, 2014.  Each of the Trustees serves as a Trustee to all series of the Trust, including the Funds.
Name of Trustee	Aggregate Compensation From each Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Funds and Fund Complex Paid to Trustees
Independent Trustees
Michael G. Mosley	$2,000	None	None	$44,000
Theo H. Pitt, Jr.	$2,000	None	None	$44,000
James H. Speed, Jr.	$2,000	None	None	$44,000
J. Buckley Strandberg	$2,000	None	None	$44,000
Codes of Ethics.  The Trust and Advisor each have adopted a code of ethics, as required under Rule 17j-1 of the Investment Company Act of 1940, which is designed to prevent affiliated persons of the Trust and Advisor from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Funds (which securities may also be held by persons subject to each such code of ethics).  There can be no assurance that the codes will be effective in preventing such activities.  The codes permit employees and officers of the Trust and Advisor to invest in securities, subject to certain restrictions and pre-approval requirements.  In addition, the Advisor's code requires that portfolio managers and other investment personnel of the Advisor report their personal securities transactions and holdings, which are reviewed for compliance with the Trust's and Advisor's code of ethics.
Anti-Money Laundering Program.  The Trust has adopted an anti-money laundering program, as required by applicable law, that is designed to prevent the Funds from being used for money laundering or the financing of terrorist activities.  The Trust's Chief Compliance Officer is responsible for implementing and monitoring the operations and internal controls of the program.  Compliance officers at certain of the Funds' service providers are also responsible for monitoring the program.  The anti-money laundering program is subject to the continuing oversight of the Trustees.
Proxy Voting Policies.  The Trust has adopted a proxy voting and disclosure policy that delegates to the Advisor the authority to vote proxies for the Funds, subject to oversight by the Trustees.  Copies of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting Policy and Procedures are included as Appendix B to this Statement of Additional Information.  No later than August 31st of each year, the Funds will file Form N-PX stating how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th.  Information regarding how the Funds voted proxies as set forth in its most recent filing of Form N-PX will be available (i) without charge, upon request, by calling the Funds at 1-800-773-3863; and (ii) on the SEC's website at http://www.sec.gov.
Principal Holders of Voting Securities.  As of October 31, 2014, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding share of each class of the Funds.  On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of each class of the Funds.  Except as provided below, no person is known by the Trust to be the beneficial owner of more than 5% of the outstanding shares of any class of the Funds as of October 31, 2014.
52

	Rx Dynamic Growth Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	5,100.4180 Shares	5.04%
SEI Private Trust Co 1 Freedom Valley Drive Oaks, PA 19456	11,345.421 Shares	11.21%

	Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None
Rx Dynamic Total Return Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	126,358.8130 Shares	11.85%
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC Wayne H Cox PO Box 2052 Jersey City, NJ 07303-9998	4,286.751 Shares	5.11%

53

	Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None
	Rx Non Traditional Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	70,990.210 Shares	7.25%
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
LPL Financial Linda Proctor 9785 Towne Centre Drive San Diego, CA 92121-1968	1,835.0610 Shares	6.29%
LPL Financial Susan Forintos 9785 Towne Centre Drive San Diego, CA 92121-1968	6,744.1510 Shares	23.12%
LPL Financial Robert Kaczmarczyk 9785 Towne Centre Drive San Diego, CA 92121-1968	1,632.4340 Shares	5.60%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	2,537.267 Shares	8.70%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	4,282.019 Shares	14.68%

Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

54

	Rx High Income Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	107,267.362 Shares	5.87%
Brown Brothers Harriman & Coas 140 Broadway New York, NY 10005	145,231.749 Shares	7.95%
Charles Schwab & Co 101 Montgomery St San Francisco, CA 94104-4122	99,017.324 Shares	5.42%
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC Robert A & Delores H PO Box 2052 Jersey City, NJ 07303-9998	10,050.669 Shares	17.20%
LPL Financial Linda Proctor 9785 Towne Centre Drive San Diego, CA 92121-1968	4,177.961 Shares	7.15%
LPL Financial Susan Forintos 9785 Towne Centre Drive San Diego, CA 92121-1968	6,424.557 Shares	11.00%
LPL Financial Robert Kaczmarczyk 9785 Towne Centre Drive San Diego, CA 92121-1968	3,448.796 Shares	5.90%
Pershing LLC Wallace JA PO Box 2052 Jersey City, NJ 07303-9998	3,739.930 Shares	6.40%
SEI Private Trust CO One Freedom valley Drive Oaks, PA 19456	3,308.539 Shares	5.66%

Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

55

	Rx Traditional Equity Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Charles Schwab & Co. Inc. Special Custody Account A/C FBO Customers 101 Montgomery Street San Francisco, CA 94104-4122	41,420.7810 Shares	5.27%
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	44,662.2570 Shares	5.68%
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC Lawrence R Etienne PO Box 2052 Jersey City, NJ 07303-9998	1,550.7290 Shares	5.45%
LPL Financial Linda Proctor 9785 Towne Centre Drive San Diego, CA 92121-1968	1,771.4340 Shares	6.23%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	10,683.5040 Shares	37.57%*
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	4,255.3680 Shares	14.96%

Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

56

Rx Traditional Fixed Income Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC Tom Parr LLC PO Box 2052 Jersey City, NJ 07303-9998	1,358.0060 Shares	10.40%
Pershing LLC Carole J Schram PO Box 2052 Jersey City, NJ 07303-9998	734.8580 Shares	5.63%
The Hoffman Family Trust Jerome J. Hoffman TTEE 2640 E. Barnett Road, Suite E 233 Medford, OR 97504	1,908.8260 Shares	14.62%
Pershing LLC Maude T Stupfell Tod PO Box 2052 Jersey City, NJ 07303-9998	1,922.0130 Shares	14.72%
LPL Financial St. Peter Michele 9785 Towne Centre Drive San Diego, CA 92121-1968	1,823.8430 Shares	13.97%
LPL Financial Catherine Sweier 9785 Towne Centre Drive San Diego, CA 92121-1968	1,895.9240 Shares	14.52%

Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

57

	Rx Tactical Rotation Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Charles Schwab & Co 101 Montgomery St. San Francisco, CA 94104-4122	220,003.564 Shares	7.55%
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
LPL Financial Linda Proctor 9785 Towne Centre Drive San Diego, CA 92121-1968	3,992.8060 Shares	6.13%
LPL Financial Susan Forintos 9785 Towne Centre Drive San Diego, CA 92121-1968	5,805.1660 Shares	8.91%
LPL Financial Robert Kaczmarczyk 9785 Towne Centre Drive San Diego, CA 92121-1968	3,324.8100 Shares	5.10%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	8,227.959 Shares	12.63%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	4,604.825 Shares	7.07%

Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

58

	Rx Tax Advantaged Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC Gary L Cavey PO Box 2052 Jersey City, NJ 07303-9998	36,895.623 Shares	13.74%
Charles Schwab & Co. Inc. Special Custody Account A/C FBO Customers 101 Montgomery Street San Francisco, CA 94104-4122	18,735.079 Shares	6.98%
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	37,917.763 Shares	14.12%
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	1,233.125 Shares	14.99%
Pershing LLC Maude T Stupfell Tod PO Box 2052 Jersey City, NJ 07303-9998	4,879.980 Shares	59.31%*
Pershing LLC SEP FBO Eric Loyd PO Box 2052 Jersey City, NJ 07303-9998	521.465 Shares	6.34%
Pershing LLC SEP FBO Darci S Henr PO Box 2052 Jersey City, NJ 07303-9998	414.655 Shares	5.04%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	1,179.245 Shares	14.33%

Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

59

	Rx Dividend Income Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
TD Ameritrade Cully White 2771Rocky Point Milwaukee, WI 53072-4334	49,662.5040 Shares	9.16%
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
LPL Financial 9785 Towne Centre Drive San Diego, CA 92121-1968	2,350.422 Shares	14.56%
LPL Financial Mary Whittaker 9785 Towne Centre Drive San Diego, CA 92121-1968	2,534.704 Shares	15.70%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	6,948.896 Shares	43.04%*
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	2,333.730	14.46%

Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

60

Rx Premier Managers Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Charles Schwab & Co. Inc. Special Custody Account A/C FBO Customers 101 Montgomery Street San Francisco, CA 94104-4122	29,834.7750 Shares	5.30%
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	53,803.7100 Shares	9.57%
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Pershing LLC PO Box 2052 Jersey City, NJ 07303-9998	2,806.122 Shares	11.19%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	7,510.180 Shares	29.96%*
LPL Financial Linda Proctor 9785 Towne Centre Drive San Diego, CA 92121-1968	1,710.1900 Shares	6.82%
LPL Financial Robert Kaczmarczyk 9785 Towne Centre Drive San Diego, CA 92121-1968	1,423.1810 Shares	5.68%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	2,839.304 Shares	11.33%
	Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None

61

	Rx Fundamental Growth Fund
	Institutional Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
Charles Schwab & Co. Inc. Special Custody Account A/C FBO Customers 101 Montgomery Street San Francisco, CA 94104-4122	1,087,571.945 Shares	45.46%*
	Advisor Class Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
LPL Financial Susan Forintos 9785 Towne Centre Drive San Diego, CA 92121-1968	5,825.5710 Shares	8.62%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	4,858.923 Shares	7.19%
SEI Private Trust Company 1 Freedom Valley Drive Oaks, PA 19456	13,339.691 Shares	19.73%
Pershing LLC IRA FBO Constance J PO Box 2052 Jersey City, NJ 07303-9998	3,626.9430 Shares	5.36%
Pershing LLC IRA FBO Sheila Moody PO Box 2052 Jersey City, NJ 07303-9998	3,735.8820 Shares	5.53%
Pershing LLC IRA FBO Betty Sharon PO Box 2052 Jersey City, NJ 07303-9998	5,239.7870 Shares	7.75%

Class P Shares
Name and Address of Beneficial Owner	Amount and Nature of Beneficial Ownership	Percent
None
*Deemed a "control person" of the Fund as defined by applicable regulations of the Securities and Exchange Commission.  Such control may affect the voting rights of other shareholders.  For example, persons exercising control will have more ability to influence the outcome of matters submitted to shareholders to be voted upon.
62

Investment Advisor.  Information about the Advisor, FolioMetrix of 821 Pacific Street, Omaha, Nebraska 68108, and its duties and compensation as Advisor is contained in the Funds' prospectus.  The Advisor is controlled by D. Jerry Murphey, President and Chief Executive Officer, and Uptrade Research Associates, LLC, its parent company.  The Advisor supervises the Funds' investments pursuant to the Investment Advisory Agreement.  The Investment Advisory Agreement is effective for an initial two-year period and will be renewed thereafter only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the Funds' outstanding voting securities, provided the continuance is also approved by a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party.  The Investment Advisory Agreement is terminable without penalty by the Trust upon 60 calendar days' written notice by the Trustees or by vote of a majority of the outstanding voting securities or upon 60 calendar days' written notice by the Advisor.  The Investment Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the Investment Company Act of 1940.
The Advisor manages the Funds' investments in accordance with the stated policies of the Funds, subject to the approval of the Trustees.  The Advisor is responsible for investment decisions, and provides the Funds with portfolio managers who are authorized by the Trustees to execute purchases and sales of securities.
Under the Investment Advisory Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the performance of such agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; or a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Advisor in the performance of its duties; or from its reckless disregard of its duties and obligations under the Investment Advisory Agreement.
As full compensation for the investment advisory services provided to the following Funds, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.45%: Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tax Advantaged Fund, and Rx Premier Managers Fund.  For its services to the Rx Tactical Rotation Fund and the Rx Fundamental Growth Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 1.00%.  For its services to the Rx Dividend Income Fund, the Advisor receives monthly compensation based on the Fund's average daily net assets at the annual rate of 0.90%.
The following shows the total dollar amounts that each Fund paid to the Advisor for the last three fiscal years:
Fund	2014	2013	2012
Rx Dynamic Growth Fund	$101,061	$64,573	$99,781
Rx Dynamic Total Return Fund	$0	$0	$0
Rx Non Traditional Fund	$37,164	$12,335	n/a
Rx High Income Fund	$57,727	$15,811	n/a
Rx Traditional Equity Fund	$30,058	$7,636	n/a
Rx Traditional Fixed Income Fund	$83,379	$32,410	n/a
Rx Tactical Rotation Fund	$248,018	$31,544	n/a
Rx Tax Advantaged Fund	$13,712	$7,814	n/a
Rx Dividend Income Fund	$28,446	$1,709	n/a
Rx Premier Managers Fund	$14,358	$2,924	n/a
Rx Fundamental Growth Fund	$52,614	n/a	n/a

63

Investment Sub-Advisor.
Rx Dividend Income Fund. Information about Forward Management, LLC, Inc. and its duties and compensation as Sub-Advisor to the Rx Dividend Income Fund is contained in the Funds' prospectus.  The Sub-Advisor assists the Advisor in supervising the Fund's investments pursuant to the Investment Sub-Advisory Agreement.  As of December 31, 2013, Forward Management's capital ownership interests are held predominantly by Gordon Peter Getty and ReFlow Forward Family Holding Company, an entity controlled by Gordon Peter Getty, with the balance held by management and employees. The Investment Sub-Advisory Agreement is effective for an initial two-year period and will be renewed for a period of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are neither parties to the Investment Sub-Advisory Agreement nor interested persons of any such party, or by vote of a majority of the Fund's outstanding voting securities.  The Investment Sub-Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees, by the Advisor or Sub-Advisor, or by vote of a majority of the outstanding voting securities of the Fund.  The Investment Sub-Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the Investment Company Act of 1940.
Under the Investment Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Sub-Advisory Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or a loss resulting from the Sub-Advisor's reckless disregard of its duties and obligations under the Agreement.
For its sub-advisory services to the Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund's average daily net assets at a maximum rate of 0.45%.  The Sub-Advisor will waive its management fee with respect to the portion of the portfolio invested in the Forward International Dividend Fund.  The Fund does not pay a direct fee to the Sub-Advisor.
Rx Fundamental Growth Fund. Information about Navellier & Associates, Inc. and its duties and compensation as Sub-Advisor to the Rx Fundamental Growth Fund is contained in the Fund's prospectus.  The Sub-Advisor assists the Advisor in supervising the Fund's investments pursuant to the Investment Sub-Advisory Agreement.  The Sub-Advisor is controlled by Louis Navellier, Chief Investment Officer, Chief Executive Officer, and Chairman of the firm.  The Investment Sub-Advisory Agreement is effective for an initial two-year period and will be renewed for a period of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees, provided the continuance is also approved by a majority of the Trustees who are neither parties to the Investment Sub-Advisory Agreement nor interested persons of any such party, or by vote of a majority of the Fund's outstanding voting securities.  The Investment Sub-Advisory Agreement is terminable without penalty on 60-days' notice by the Trustees, by the Advisor or Sub-Advisor, or by vote of a majority of the outstanding voting securities of the Fund.  The Sub-Advisory Agreement provides that it will terminate automatically in the event of its "assignment," as such term is defined in the Investment Company Act of 1940.
Under the Investment Sub-Advisory Agreement, the Sub-Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Investment Sub-Advisory Agreement, except: a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services; a loss resulting from willful misfeasance, bad faith, or gross negligence on the part of the Sub-Advisor in the performance of its duties; or a loss resulting from the Sub-Advisor's reckless disregard of its duties and obligations under the Agreement.
For its sub-advisory services to the Fund, the Sub-Advisor receives from the Advisor compensation based on the Fund's average daily net assets at a maximum rate of 0.30%.  The Fund does not pay a direct fee to the Sub-Advisor.
64

Portfolio Managers. Greg Rutherford, Steven Wruble, CFA, and Jerry Murphey are the portfolio management team for the Rx Dynamic Growth Fund and Rx Premier Managers Fund. Mr. Rutherford, Mr. Wruble, and Mr. Murphey are the portfolio management team for the Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, and Rx Tax Advantaged Fund. They are currently not responsible for the day-to-day management of any accounts other than the Funds. David Ruff, CFA, Randall Coleman, CFA, and Bruce Brewington are the portfolio management team for the Rx Dividend Income Fund.  Louis Navellier is the portfolio manager for the Rx Fundamental Growth Fund.

Compensation.  The portfolio manager's compensation varies with the general success of the Advisor as a firm.  The portfolio manager's compensation consists of a fixed annual salary, plus additional remuneration based on the Advisor's assets under management.  The portfolio manager's compensation is not directly linked to the Funds' performance, although positive performance and growth in managed assets are factors that may contribute to the Advisor's distributable profits and assets under management.
Ownership of Fund Shares.  The table below shows the amount of each Fund's equity securities beneficially owned by the portfolio manager as of May 31, 2013 and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.
Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
Greg Rutherford	Rx Dynamic Growth Fund	A
	Rx Dynamic Total Return Fund	A
	Rx Non Traditional Fund	A
	Rx High Income Fund	A
	Rx Traditional Equity Fund	A
	Rx Traditional Fixed Income Fund	A
	Rx Tactical Rotation Fund	A
	Rx Tax Advantaged Fund	A
	Rx Premier Managers Fund	A
Steven Wruble, CFA	Rx Dynamic Growth Fund	B
	Rx Dynamic Total Return Fund	B
	Rx Non Traditional Fund	A
	Rx High Income Fund	B
	Rx Traditional Equity Fund	A
	Rx Tactical Rotation Fund	A
	Rx Tax Advantaged Fund	B
	Rx Dividend Income Fund	B
	Rx Premier Managers Fund	A
D. Jerry Murphey	Rx Dynamic Growth Fund	C
	Rx Dynamic Total Return Fund	A
	Rx Non Traditional Fund	A
	Rx High Income Fund	A
	Rx Traditional Equity Fund	A
	Rx Traditional Fixed Income Fund	A
	Rx Tactical Rotation Fund	A

65

Name of Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund
	Rx Tax Advantage Fund	A
	Rx Premier Managers Fund	A
David Ruff, CFA	Rx Dividend Income Fund	A
Randall Coleman, CFA	Rx Dividend Income Fund	A
Bruce Brewington	Rx Dividend Income Fund	A
Eric Sagmeister	Rx Dividend Income Fund	A
Louis Navellier	Rx Fundamental Growth Fund	G
Other Accounts.  In addition to the Funds, some of the portfolio managers are responsible for the day-to-day management of certain other accounts.  The table below shows the number of, and total assets in, such other accounts as of the end of the Funds' fiscal year ended May 31, 2014.
Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
All Accounts
Greg Rutherford	11	$145.4m	0	$0	2	$38,000
Steven Wruble	11	$145.4m	0	$0	2	$38,000
Jerry Murphey	11	$145.4m	0	$0	2	$38,000
David Ruff, CFA	4	$444.70m	0	$0	348	$235.80m
Randall Coleman, CFA	4	$444.70m	0	$0	401	$252.37m
Bruce Brewington	4	$444.70m	0	$0	348	$235.80m
Eric Sagmeister	4	$444.70m	0	$0	348	$235.80m
Louis Navellier	2	$1,008m	0	$0	2,422	$1,100m
Accounts with Performance-Based Advisory Fee
Greg Rutherford	0	$0	0	$0	0	$0
Steven Wruble	0	$0	0	$0	0	$0
Jerry Murphey	0	$0	0	$0	0	$0
David Ruff, CFA	0	$0	0	$0	0	$0
Randall Coleman, CFA	0	$0	0	$0	0	$0
Bruce Brewington	0	$0	0	$0	0	$0
Louis Navellier	0	$0	0	$0	50	$23m
Conflicts of Interests.  The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Funds' investments, on the one hand, and the investments of the other accounts, on the other.  The other accounts consist of separately managed private clients ("Other Accounts").  The Other Accounts might have similar investment objectives as the Funds, be compared to the same index as the Funds, or otherwise hold, purchase, or sell securities that are eligible to be held, purchased, or sold by the Funds.
Knowledge of the Timing and Size of Fund Trades:  A potential conflict of interest may arise as a result of the portfolio manager's day-to-day management of the Funds.  The portfolio manager knows the size and timing of trades for the Funds and the Other Accounts, and may be able to predict the market impact of Fund trades.  It is theoretically possible that the portfolio manager could use this information to the advantage of Other Accounts it manages and to the possible detriment of the Funds, or vice versa.
66

Investment Opportunities:  The Advisor provides investment supervisory services for a number of investment products that have varying investment guidelines.  The portfolio manager works across different investment products.  Differences in the compensation structures of the Advisor's investment products may give rise to a conflict of interest by creating an incentive for the Advisor to allocate the investment opportunities it believes might be the most profitable to the client accounts where it might benefit the most from the investment gains.
Administrator.  The Trust has entered into a Fund Accounting and Administration Agreement with The Nottingham Company ("Administrator"), 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069. The Administrator performs the following services for the Funds: (i) procures on behalf of the Trust, and coordinates with the custodian and monitors the services it provides to the Funds; (ii) coordinates with and monitors any other third parties furnishing services to the Funds; (iii) provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions for the Funds; (iv) assists or supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (v) assists in the preparation of all federal, state, and local tax returns and reports of the Funds required by applicable law; (vi) assists in the preparation of and, after approval by the Trust, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (vii) assists in the preparation of and, after approval by the Trust, arranges for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law; (viii) reviews and submits to the officers of the Trust for their approval invoices or other requests for payment of Funds expenses and instructs the Custodian to issue checks in payment thereof; and (ix) takes such other action with respect to the Funds as may be necessary in the opinion of the Administrator to perform its duties under the agreement. The Administrator will also provide certain accounting and pricing services for the Funds.
Compensation of the Administrator, which is based upon an administration fee on the average daily net assets of each Fund, is at the following annual rates: 0.100% of the Funds' first $100 million, 0.080% on the next $150 million, 0.060% on the next $250 million, and 0.050% on the next $500 million, and 0.040% on average daily net assets over $1 billion, with a monthly minimum general administration fee of $2,000.  The Administrator currently receives a monthly fund accounting fee of $2,250 per Fund for accounting and recordkeeping services with an additional fee of $750 per month for each additional class of shares plus an asset-based fee of 0.01% of the net assets of each Fund. The Administrator will also receive the following to procure and pay the custodian for the Funds: 0.02% on the first $100 million of each Funds' net assets and 0.009% on all assets over $100 million plus transaction fees with a minimum annual fee of $5,000.  The Administrator also charges the Funds for certain costs involved with the daily valuation of investment securities and is reimbursed for out‑of‑pocket expenses.
The following shows the total dollar amounts that each Fund paid to the Administrator for the last three fiscal years:
Fund	2014	2013	2012
Rx Dynamic Growth Fund	$59,397	$82,653	$164,632
Rx Dynamic Total Return Fund	$55,279	$66,608	$100,618
Rx Non Traditional Fund	$20,647	$6,852	n/a
Rx High Income Fund	$32,071	$8,784	n/a
Rx Traditional Equity Fund	$16,699	$4,242	n/a
Rx Traditional Fixed Income Fund	$46,321	$18,005	n/a
Rx Tactical Rotation Fund	$62,004	$7,635	n/a
Rx Tax Advantaged Fund	$7,618	$4,341	n/a
Rx Dividend Income Fund	$8,070	$957	n/a
Rx Premier Managers Fund	$7,977	$1,625	n/a
Rx Fundamental Growth Fund	$13,154	n/a	n/a

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Distributor.  The Funds will conduct a continuous offering of their securities.  Capital Investment Group, Inc. ("Distributor"), Post Office Box 32249, Raleigh, North Carolina 27622, acts as the underwriter and distributor of the Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and assisting in sales of Fund shares pursuant to a distribution agreement ("Distribution Agreement") approved by the Trustees.  In this regard, the Distributor has agreed at its own expense to qualify as a broker-dealer under all applicable federal or state laws in those states that the Funds shall from time to time identify to the Distributor as states in which each Fund wishes to offer its shares for sale, in order that state registrations may be maintained for the Funds.  The Distributor is a broker-dealer registered with the SEC and a member in good standing of the Financial Industry Regulatory Authority.   The Distributor is entitled to receive an annual fee of $5,000 per Fund for performing certain recordkeeping, communication, and other administrative services for the Fund.  Such administrative services include the following: (i) maintaining records with respect to submissions to the Financial Industry Regulatory Authority, dealer discounts and brokerage fees and commissions, and selling agreements; (ii) maintaining an account with the National Securities Clearing Corporation's Fund/SERV System for the purpose of processing account registrations, maintaining accounts, and communicating transaction data; (iii) preparing reports for the Board of Trustees as shall be reasonably requested from time to time; and (iv) performing other services for the Trust as agreed to by the Distributor and the Trust from time to time.  The Distributor and Trust agree that the services described above are of an administrative nature and such services, as well as the fee provided in connection therewith, are not, nor are they intended to be, payment for marketing and/or distribution services related to, or the promotion of, the sale of the Funds' shares.  The Distribution Agreement may be terminated by either party upon 60-days' prior written notice to the other party and will terminate automatically in the event of its assignment.  The Distributor serves as exclusive agent for the distribution of the shares of the Funds.
Rule 12b-1 Plan.  The Funds have each adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 (collectively, the "Plans") with respect to the Advisor Class Shares.  Under the Plans, the Funds annually may expend a percentage of the average net asset value attributable to the Advisor Class Shares to finance any activity which is intended to result in the sale of those shares and the servicing of shareholder accounts with respect to those shares, provided the Trustees have approved the category of expenses for which payment is being made.  Each of the Funds may expend up to 1.00% of the average daily net assets attributable to its Advisor Class Shares.  The 1.00% fee for the Advisor Class Shares is comprised of a 0.25% service fee and a 0.75% distribution fee.  Such expenditures paid as service fees to any person who sells shares of a Fund may not exceed 0.25% of the average annual net asset value of such shares.  Potential benefits of the Plans to the Funds include improved shareholder servicing, savings to a Fund in transfer agency costs, benefits to the investment process from growth and stability of assets, and maintenance of a financially healthy management organization.
The Plan is a type of plan known as a "compensation" plan because payments are made for services rendered to the Advisor Class Shares of the Fund with respect to the Advisor Class Shares of the Fund regardless of the level of expenditures made by the Distributor.  The Trustees will, however, take into account such expenditures for purposes of reviewing operations under the Plan and considering the annual renewal of the Plan.  The Distributor has indicated that it expects its expenditures to include, without limitation, the costs of: (i) printing and mailing to prospective investors of Fund prospectuses, statements of additional information, any supplements thereto, and shareholder reports; (ii) development, preparation, printing, and mailing of advertisements, sales literature, and other promotional materials describing and/or relating to shares of the Fund; (iii) holding seminars and sales meetings designed to promote the distribution of Fund shares; (iv) obtaining information and providing explanations to wholesale and retail distributors of the Fund's investment objectives and policies and other information about the Fund; (v) training sales personnel regarding the sale of shares of the Fund; and (vi) any other activity that the Distributor determines is intended to result in the sale of Fund shares.  The Distributor may also use a portion of the 12b-1 fees received to provide compensation to financial intermediaries and third-party broker-dealers for their services in connection with the sale of Fund shares.  From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.  All of the distribution expenses incurred by the Distributor and others, such as broker dealers, in excess of the amount paid by a Fund will be borne by such persons without any reimbursement from a Fund.
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The Plans and the Distribution Agreement have been approved by the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Trust and who have no direct or indirect financial interest in the Plans or any related agreements, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and the Distribution Agreement.  Continuation of the Plans and the Distribution Agreement must be approved annually by the Trustees in the same manner as specified above.
Each year the Trustees must determine whether continuation of each of the Plans is in the best interest of shareholders of the Funds and that there is a reasonable likelihood of it providing a benefit to the Funds.  The Trustees have made such a determination for the current year of operations under the Plans.  The Plans, the Distribution Agreement, and any dealer agreement with any broker/dealers (each, a "Dealer Agreement") may be terminated at any time without penalty by a majority of those Trustees who are not "interested persons" or, with respect to a particular class of shares, by a majority vote of the outstanding voting stock of that class.  Any amendment materially increasing the maximum percentage payable under the Plans, with respect to a particular class of shares, must likewise be approved by a majority vote of the outstanding shares of that class, as well as by a majority vote of those Trustees who are not "interested persons."  Any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees having no interest in the Plans.  In order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of the Trust must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans.  Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Trustees for their review.
The following shows the total dollar amounts that each Fund paid under the Plan for the last three fiscal years:
Fund	2014	2013	2012
Rx Dynamic Growth Fund	$9,840	$8,263	$7,856
Rx Dynamic Total Return Fund	$7,306	$7,795	$7,371
Rx Non Traditional Fund	$798	$41	n/a
Rx High Income Fund	$2,351	$43	n/a
Rx Traditional Equity Fund	$794	$67	n/a
Rx Traditional Fixed Income Fund	$1,283	$227	n/a
Rx Tactical Rotation Fund	$2,988	$128	n/a
Rx Tax Advantaged Fund	$492	$262	n/a
Rx Dividend Income Fund	$541	$7	n/a
Rx Premier Managers Fund	$297	$70	n/a
Rx Fundamental Growth Fund	$370	n/a	n/a
Transfer Agent.  The Trust has entered into a Dividend Disbursing and Transfer Agent Agreement with Nottingham Shareholder Services, LLC ("Transfer Agent"), a North Carolina limited liability company, to serve as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Funds.  The address of the Transfer Agent is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.
Custodian.  UMB Bank, n.a., with its principal place of business located in Kansas City, Missouri, serves as custodian for the Funds' assets.  The custodian acts as the depository for the Funds, safekeeps their portfolio securities, collects all income and other payments with respect to portfolio securities, disburses monies at the Funds' request, and maintains records in connection with its duties as custodian.  For its services, the custodian is entitled to receive a monthly fee from the Administrator based on the average net assets of each Fund plus additional out-of-pocket and transaction expenses as incurred by the Funds.  The Custodian's compensation is subject to a minimum annual amount of $5,000 for each Fund.
Compliance Services Administrator.  The Trust has entered into a compliance services arrangement with Cipperman Compliance Services, LLC, located at 500 East Swedesford Road, Suite 104, Wayne, Pennsylvania, 19087. The Trust's Chief Compliance Officer will prepare and update the Trust's compliance manual and monitor and test compliance with the policies and procedures under the Trust's compliance manual.
Independent Registered Public Accounting Firm.  The Trustees have selected the firm of BBD, LLP to serve as the independent registered public accounting firm for the Funds for the current fiscal year and to audit the annual financial statements of the Funds, and prepare the Funds' federal, state, and excise tax returns.  The independent registered public accounting firm will audit the financial statements of the Funds at least once each year.  Shareholders will receive annual audited and semi-annual (unaudited) reports when published and written confirmation of all transactions in their account.  A copy of the most recent annual report will accompany the Statement of Additional Information whenever a shareholder or a prospective investor requests it.
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Legal Counsel.  Baker, Donelson, Bearman, Caldwell & Berkowitz, PC serves as legal counsel to the Trust and the Funds.
Additional Payments to Financial Firms.  The Distributor, FolioMetrix and their affiliates may from time to time make payments and provide other incentives to financial firms as compensation for services such as providing the Funds with "shelf space" or a higher profile for the financial firms' financial advisors and their customers, placing the Funds on the financial firms' preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting the Distributor access to the financial firms' financial advisors (including through the firms' internet websites or in customer newsletters, providing assistance in training and educating the financial firms' personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial firms.
A number of factors will be considered in determining the amount of these additional payments to financial firms. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the Funds and/or other funds sponsored by the Distributor, FolioMetrix and their affiliates together or a particular class of shares, during a specified period of time. The Distributor, FolioMetrix and their affiliates also may make payments to one or more financial firms based upon factors such as the amount of assets a financial firm's clients have invested in the Funds and the quality of the financial firm's relationship with the Distributor, FolioMetrix and their affiliates.
In addition to the payments described above, further amounts may be paid to financial firms for providing services with respect to shareholders holding Fund shares in nominee or street name, including, but not limited to, the following services: providing explanations and answering inquiries regarding the Funds and their accounts; providing recordkeeping and other administrative services, including preparing record date shareholder lists for proxy solicitation; maintaining records of and facilitating shareholder purchases and redemptions; processing and mailing transaction confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other Securities and Exchange Commission-required communications to shareholders; providing periodic statements to certain benefit plans and participants in such plans of the Funds held for the benefit of each participant in the plan; processing, collecting and posting distributions to their accounts; issuing and mailing dividend checks to shareholders who have selected cash distributions; assisting in the establishment and maintenance of shareholder accounts; providing account designations and other information; capturing and processing tax data; establishing and maintaining automatic withdrawals and automated investment plans and shareholder account registrations; providing sub-accounting services; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assure compliance with applicable blue sky requirements; and performing similar administrative services as requested by the Distributor, FolioMetrix or their affiliates to the extent that the firm is permitted by applicable statute, rule or regulation to provide such information or services. The actual services provided, and the payments made for such services, vary from firm to firm.
For these services, FolioMetrix, the Distributor or their affiliates, may pay or cause to be paid: (i) an annual fee with respect to Class P shares of up to [X.XX]% per annum of the value of the assets in the relevant accounts; or (ii) annual per account charges that in the aggregate generally range from $[X] to $[X] per account, and in some cases up to $[X] per account, for networking fees and from $[X] to $[X] for services to omnibus accounts (but in no event more than the amounts described in (i) above). In addition, FolioMetrix, the Distributor or their affiliates may pay or cause to be paid financial firms a flat fee to cover certain set-up costs by Fund or share class. These payments, taken together in the aggregate, may be material to financial firms relative to other compensation paid by a Fund and/or FolioMetrix, the Distributor and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees, and (ii) marketing support, revenue sharing or "shelf space" fees. The additional servicing payments and set-up fees described above may differ depending on the Fund and may vary from amounts paid to the Trust's transfer agent for providing similar services to other accounts.
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The additional payments described above may be made from the Distributor's or FolioMetrix's (or their affiliates') own assets (and sometimes, therefore referred to as "revenue sharing") pursuant to agreements with broker-dealers or other financial firms and do not change the price paid by investors for the purchase of a Fund's shares or the amount a Fund will receive as proceeds from such sales. These payments may be made to financial firms (as selected by the Distributor or FolioMetrix) that have sold significant amounts of shares of the Funds. The level of payments made to a financial firm in any future year will vary. In some cases, the payments described in the preceding sentence may be subject to certain minimum payment levels.
As of November 30, 2014, the Distributor and FolioMetrix anticipate that the firms that will receive the additional payments for marketing support, shelf space or other services as described above include:
LPL Financial
FolioMetrix and the Distributor expect that additional firms may be added to this list from time to time.
If investment advisers, distributors or affiliated persons of mutual funds make or cause to be made payments and provide other incentives in differing amounts, financial firms and their financial advisors may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial firm and its financial advisors also may have a financial incentive for recommending a particular share class over other share classes. Because financial firms and plan recordkeepers may be paid varying amounts per class for sub-accounting and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial firms and their financial advisors to favor one fund complex over another or one fund class over another. You should review carefully any disclosure by the financial firm or plan recordkeepers as to its compensation.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Reference is made to "Purchasing Shares" and "Redeeming Shares" in the Funds' prospectus for more information concerning how to purchase and redeem shares.  The following information supplements the information regarding share purchases and share redemptions in the Funds' prospectus:
Purchases.  Institutional and Advisor Class shares of the Funds are offered and sold on a continuous basis and may be purchased through authorized investment dealers or directly by contacting the Distributor, or the Funds directly. Class P shares are only available through financial firms. Selling dealers have the responsibility of transmitting orders promptly to the Funds.  The purchase price of shares of the Funds is based on the net asset value next determined after the order is received, subject to the order being accepted by the Funds in good form.  Net asset value is normally determined at the time regular trading closes on the New York Stock Exchange on days the New York Stock Exchange is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the New York Stock Exchange closes earlier), as described under "Net Asset Value" above.  The net asset value per share of the Funds is not calculated on business holidays when the New York Stock Exchange is closed.  An order received prior to the time regular trading closes on the New York Stock Exchange will be executed at the price calculated on the date of receipt and an order received after the time regular trading closes on the New York Stock Exchange will be executed at the price calculated as of that time on the next business day.
The Funds reserve the right in its sole discretion: (i) to suspend the offering of its shares; (ii) to reject purchase orders when in the judgment of management such rejection is in the best interest of the Funds and their shareholders; and (iii) to reduce or waive the minimum for initial and subsequent investments under circumstances where certain economies can be achieved in sales of Fund shares.
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Sales Charges.  No front-end sales charge is imposed with respect to the Institutional Class Shares, Advisor Class Shares, or Class P Shares of the Funds.  A 1.00% contingent deferred sales charge is imposed with respect to Advisor Class Shares redeemed within the first year of purchase.  The Distributor may, out of its own resources and assets or through an existing financing arrangement with the Advisor, pay commissions to broker-dealers for selling Advisor Class Shares, at net asset value, which at the time of investment would have been subject to the imposition of a contingent deferred sales charge if redeemed.  The Distributor may pay such broker-dealers a commission of up to 1% of the amount invested in Advisor Class Shares subject to a contingent deferred sales charge.  Should the Distributor decide to pay such commissions to broker-dealers through its existing financing arrangement with the Advisor, the financing arrangement will work as follows.  The Advisor will forward to the Distributor a payment equal to an estimated amount of commissions.  When the Distributor pays a commission to a broker-dealer for selling Advisor Class Shares, the Advisor will receive payments under the applicable Fund's Rule 12b-1 Plan for one year following the sale of such Advisor Class Shares.  These payments will equal 1.00% of the average daily net assets of the Advisor Class Shares that were sold.  If Advisor Class Shares are redeemed, then the Advisor will receive any contingent deferred sales charges collected by the Distributor and will no longer receive payments under the applicable Fund's Rule 12b-1 Plan with respect to the redeemed shares.  In the event that the Distributor pays such commissions out of its own resources (and not under such a financing arrangement), the Distributor may then receive any contingent deferred sales charges imposed on redemptions of those shares and all or a portion of the compensation with respect to those shares under the Funds' Rule 12b-1 Plans.  From time to time dealers who receive dealer discounts and brokerage commissions from the Distributor may reallow all or a portion of such dealer discounts and brokerage commissions to other dealers or brokers.  Pursuant to the terms of the Distribution Agreement, the sales charge payable to the Distributor and the dealer discounts may be suspended, terminated, or amended.
Redemptions.  The Funds may suspend redemption privileges or postpone the date of payment (i) during any period that the New York Stock Exchange is closed for other than customary weekend and holiday closings, or that trading on the New York Stock Exchange is restricted as determined by the SEC; (ii) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Funds to dispose of securities owned by it, or to determine fairly the value of its assets; and (iii) for such other periods as the SEC may permit.  The Funds may also suspend or postpone the recordation of the transfer of shares upon the occurrence of any of the foregoing conditions.  Any redemption may be more or less than the shareholder's cost depending on the market value of the securities held by the Funds.  No charge is made by the Funds for redemptions other than the possible charge for wiring redemption proceeds. Class P Shares may only be redeemed through the investor's financial firm. Please contact the financial firm for details.
Involuntary Redemptions.  In addition to the situations described in the Funds' prospectus under "Redeeming Fund Shares," the Funds may redeem shares involuntarily to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Fund shares as provided in the Funds' prospectus from time to time or to close a shareholder's account if the Funds are unable to verify the shareholder's identity.  Such redemptions will not be subject to an otherwise applicable contingent deferred sales charge.
Other Information.  If an investor realizes a gain on the redemption, the reinvestment will not affect the amount of any federal capital gains tax payable on the gain.  If an investor realizes a loss on the redemption, the reinvestment may cause some or all of the loss to be disallowed as a tax deduction, depending on the number of shares purchased by reinvestment and the period of time that has elapsed after the redemption, although for tax purposes, the amount disallowed is added to the cost of the shares acquired upon the reinvestment.
SPECIAL SHAREHOLDER SERVICES
The Funds offer the following special shareholder services:
Regular Account.  The regular account allows for voluntary investments to be made at any time.  Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans, and others, investors are free to make additions to or withdrawals from their account.  When an investor makes an initial investment in a Fund, a shareholder account is opened in accordance with the investor's registration instructions.  Each time there is a transaction in a shareholder account, such as an additional investment or the reinvestment of a dividend or distribution, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date, along with a summary of the status of the account as of the transaction date.  As stated in the Funds' prospectus, share certificates are normally not issued.
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Automatic Investment Plan. The automatic investment plan enables shareholders to make regular monthly or quarterly investments in shares through automatic charges to their checking account.  With shareholder authorization and bank approval, the Administrator will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the 21st day of the month.  The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Funds.
Purchases In Kind.  The Funds may accept securities in lieu of payment for the purchase of shares in a Fund.  The acceptance of such securities is at the sole discretion of the Advisor based upon the suitability of the securities accepted for inclusion as a long-term investment of the Funds, the marketability of such securities, and other factors that the Advisor may deem appropriate.  If accepted, the securities will be valued using the same criteria and methods as described in "Purchase and Redemption Price – Determining the Funds' Net Asset Value" in the Funds' prospectus.
Systematic Withdrawal Plan.  Shareholders owning shares of a particular class with a value of $5,000 or more may establish a systematic withdrawal plan ("Systematic Withdrawal Plan") for the applicable class of shares.  A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing the Funds to redeem the necessary number of shares periodically (each month or quarterly) in order to make the payments requested.  The Funds have the capability of electronically depositing the proceeds of the systematic withdrawal directly to the shareholders personal bank account ($5,000 minimum per bank wire).  Instructions for establishing this service are included in the Fund Shares Application, enclosed in the Funds' prospectus, or are available by calling the Funds.  If the shareholder prefers to receive his systematic withdrawal proceeds in cash, or if such proceeds are less than the $5,000 minimum for a bank wire, checks will be made payable to the designated recipient and mailed within seven days of the valuation date.  If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "Redeeming Shares – Signature Guarantees" in the Funds' prospectus).  A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles, and required number of signatures authorized to act on its behalf.  The application must be signed by a duly authorized officer(s) and the corporate seal affixed.  Contingent deferred sales charges will not apply to shares redeemed under this plan.  Costs in conjunction with the administration of the plan are borne by the Funds.  Shareholders should be aware that such systematic withdrawals may deplete or use up entirely their initial investment and may result in realized long-term or short-term capital gains or losses.  The Systematic Withdrawal Plan may be terminated at any time by the Funds upon 60-days' written notice or by a shareholder upon written notice to the Funds.  Applications and further details may be obtained by calling the Funds at 1-800-773-3863 or by writing to:
RiskX Funds
c/o Nottingham Shareholder Services
116 South Franklin Street
Post Office Box 4365
 Rocky Mount, NC 27803-0365
Redemptions In-Kind. The Funds do not intend, under normal circumstances, to redeem its securities by payment in kind.  It is possible, however, that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash.  In such case the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund.  Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing the net asset value per share.  Shareholders receiving them would incur brokerage costs when these securities are sold.  An irrevocable election has been filed under Rule 18f‑1 of the Investment Company Act of 1940, wherein each Fund committed to pay redemptions in cash, rather than in kind, to any shareholder of record of a Fund who redeems during any ninety day period, the lesser of (a) $250,000 or (b) one percent (1%) of the Fund's net asset value at the beginning of such period.
Transfer of Registration.  To transfer shares to another owner, send a written request to the Funds at the address shown above.  Your request should include the following:  (i) the Fund name and existing account registration; (ii) signatures of the registered owners exactly as the signatures appear on the account registration; (iii) the new account registration, address, social security or taxpayer identification number, and how dividends and capital gains are to be distributed; (iv) signature guarantees (See the Funds' prospectus under the heading "Signature Guarantees"); and (v) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc.  If you have any questions about transferring shares, call or write the Funds.
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Employees and Affiliates of the Funds.  The Funds have adopted initial investment minimums for the purpose of reducing the cost to the Funds (and consequently to the shareholders) of communicating with and servicing its shareholders.  At the discretion of the Advisor, the Funds may allow investments in the Funds with a reduced minimum initial investment from its Trustees, officers, and employees; the Advisor and certain parties related thereto; including clients of the Advisor or any sponsor, officer, committee member thereof, or the immediate family of any of them.  In addition, accounts having the same mailing address may be aggregated for purposes of the minimum investment if they consent in writing to sharing a single mailing of shareholder reports, proxy statements (but each such shareholder would receive his/her own proxy), and other Fund literature.
Dealers.  The Distributor, at its expense, may provide additional compensation in addition to dealer discounts and brokerage commissions to dealers in connection with sales of shares of the Funds.  Compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events.  In some instances, this compensation may be made available only to certain dealers whose representatives have sold or are expected to sell a significant amount of such shares.  Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.  Dealers may not use sales of the Fund shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the Financial Industries Regulatory Authority.  None of the aforementioned compensation is paid directly by the Funds or their shareholders although the Distributor may use a portion of the payment it receives under the Plan to pay these expenses.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trustees have adopted a policy that governs the disclosure of portfolio holdings.  This policy is intended to ensure that such disclosure is in the best interests of the shareholders of the Funds and to address possible conflicts of interest.  Under the Funds' policy, the Funds generally will not disclose the Funds' portfolio holdings to a third party unless such information is made available to the public.  The policy provides that the Funds may disclose non-public portfolio holdings information as required by law and under other limited circumstances that are set forth in more detail below.
The Funds will make available to the public a complete schedule of the Funds' portfolio holdings, as reported on a fiscal quarter basis.  This information is generally available within 60 days of the Funds' fiscal quarter end and will remain available until the next fiscal quarter's portfolio holdings report becomes available.  You may obtain a copy of these quarterly portfolio holdings reports by calling the Funds at 1-800-773-3863.  The Funds will also file these quarterly portfolio holdings reports with the SEC on Form N-CSR or Form N-Q, as applicable.  The Funds' Form N-CSR and Form N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.  The first and third quarter portfolio holdings reports will be filed with the SEC on Form N-Q and the second and fourth fiscal quarter portfolio holdings reports will be included with the semi-annual and annual financial statements, respectively, which are sent to shareholders and filed with the SEC on Form N-CSR.
The Funds may also make publicly available the complete portfolio holdings from the previous business day on web pages found at www.ncfunds.com.  The web pages can be reached selecting the link "Fund Search" found in the top right-hand corner of www.ncfunds.com.  By searching for the Funds using key words ("RiskX" is an effective key word) and then selecting the link for a Fund on the Fund Search Results page, one will be led to the information page for that Fund.  Under the section entitled "Portfolio Holdings" on the web page, there will be a link to the Fund's complete portfolio holdings entitled "Click To View."  This information is generally posted at the end of each business day and remains available until new information is posted.  The Funds may also send this information to shareholders of the Funds and to mutual fund analysts and rating and trading entities; provided that the Funds will not send this information to shareholders of the Funds or analysts or rating and/or trading entities until one day after such information has been publicly disclosed on the Funds' website.  A Fund will not will post the portfolio holdings from the previous business day if the Advisor determines that daily disclosure is not in the Fund's best interests.  In such a situation, the Fund may instead disclose the portfolio holdings less frequently, such as at the end of each calendar month or quarter.
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To the extent that a Fund's portfolio holdings have previously been disclosed publicly either through a filing made with the SEC on Form N-CSR or Form N-Q, or by being posted to the Funds' website, such holdings may also be disclosed to any third party that requests them.
Consistent with policies approved by the Board, the officers of the Funds will share non-public portfolio holdings information with the Funds' service providers that require such information for legitimate business and Fund oversight purposes.  Recipients of non-public portfolio holdings information have a duty not to trade on that confidential information.   The Funds have not (and do not intend to) enter into any arrangement providing for the receipt of compensation or other consideration in exchange for the disclosure of non-public portfolio holdings information, other than the benefits that result to the Funds and their shareholders from providing such information, which include the publication of Fund ratings and rankings.
The Advisor, as well as the custodian, fund accountant and administrator, and compliance services administrator, have full daily access to the Funds' portfolio holdings.  These service providers are subject to obligations requiring them to keep non-public portfolio holdings information confidential.  In some, but not all, cases these confidentiality obligations are established by written agreements.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.  In addition, the Advisor has a code of ethics that prohibits covered persons from disclosing or trading based on non-public portfolio holdings information.
The Funds' distributor, transfer agent, independent public accountants, and legal counsel have access to the Funds' portfolio holdings on an ad hoc, as needed basis.  The distributor and transfer agent are subject to written agreements that establish confidentiality obligations with respect to the Funds' portfolio holdings.  The independent public accountants and legal counsel are subject to professional obligations that require them to keep non-public portfolio holdings information confidential.  The Board of Trustees has concluded that the confidentiality obligations in place for these parties are adequate to safeguard the Fund from unauthorized disclosure of non-public portfolio holdings information.
V.G. Reed & Sons, PrintGrafix (a division of Sunbelt Graphic Systems, Inc.), Riverside Printing, Inc., and PrinterLink Communications Group, Inc. are financial printers the Funds may engage for, among other things, the printing and/or distribution of regulatory and compliance documents.  These service providers are subject to written agreements that establish confidentiality obligations with respect to the Funds' portfolio holdings.
The Funds and their service providers may also provide non-public portfolio holdings information to appropriate regulatory agencies as required by applicable laws and regulations.
The Funds currently do not provide non-public portfolio holdings information to any other third parties.  In the future, the Advisor may establish ongoing arrangements with other third parties if the Advisor determines that the Funds have a legitimate business purpose for doing so, determines that the disclosure is in the shareholders' best interest, and the recipient is subject to a duty of confidentiality.  These parties could include, by way of example, financial data processing companies that provide automated data scanning and monitoring services for the Funds, research companies that allow the Advisor to perform attribution analysis for the Funds; and the Advisor's proxy voting agent to assess and vote proxies on behalf of the Funds.  The Advisor is responsible for determining which other third parties have a legitimate business purpose for receiving the Funds' portfolio holdings information.
The Funds' policy regarding disclosure of portfolio holdings is subject to the continuing oversight and direction of the Trustees.  Oversight includes: (i) review and approval of the policy on disclosure of portfolio holdings as necessary, including review of the parties receiving non-public portfolio holdings information; (ii) periodic assessment of compliance in connection with a report from the Trust's Chief Compliance Officer, (iii) receipt of reports on any conflicts of interest where disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Funds' investment advisor, any principal underwriter for the Trust or an affiliated person of the Trust, and (iv) receipt of reports on any known disclosure of the Funds' portfolio holdings to unauthorized third parties.  The Funds and Advisor are obligated to report issues that arise under the policy on disclosure of portfolio holdings to the Chief Compliance Officer.  Material compliance matters must be reported to the Board of Trustees.
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NET ASSET VALUE
The net asset value and net asset value per share of each class of shares of the Funds normally is determined at the time regular trading closes on the New York Stock Exchange (currently 4:00 p.m., New York time, Monday through Friday), except when the New York Stock Exchange closes earlier.  The Funds' net asset value for each class of shares is not calculated on business holidays when the New York Stock Exchange is closed.  The New York Stock Exchange generally recognizes the following holidays:  New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  Any other holiday recognized by the New York Stock Exchange will be deemed a business holiday on which the net asset value of each class of shares of the Funds will not be calculated.
The net asset value per share of each class of shares of the Funds is calculated separately by adding the value of a Fund's securities and other assets belonging to the Fund and attributable to a class of shares, subtracting the liabilities charged to the Fund and to the class of shares, and dividing the result by the number of outstanding shares of such class of shares.  "Assets belonging to" a Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular Fund.  Income, realized and unrealized capital gains and losses, and any expenses of a Fund not allocated to a particular class of shares will be allocated to each class on the basis of the net asset value of that class in relation to the net asset value of the Fund.  Assets belonging to a Fund are charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust, which are normally allocated in proportion to the number of or the relative net asset values of all of the Trust's series at the time of allocation or in accordance with other allocation methods approved by the Trustees.  Certain expenses attributable to a particular class of shares (such as the distribution and service fees) will be charged against that class.  Certain other expenses attributable to a particular class of shares (such as registration fees, professional fees, and certain printing and postage expenses) may be charged against that class if such expenses are actually incurred in a different amount by that class or if the class receives services of a different kind or to a different degree than other classes, and the Trustees approve such allocation.  Subject to the provisions of the Trust Instrument, determinations by the Trustees as to the direct and allocable liabilities, and the allocable portion of any general assets, with respect to the Fund and the classes of the Funds are conclusive.
The pricing and valuation of portfolio securities is determined in good faith in accordance with procedures established by, and under the direction of, the Trustees.  Values are determined according to accepted accounting practices and all laws and regulations that apply.  Using methods approved by the Trustees, the assets of the Fund are valued as follows:
•
Securities that are listed on a securities exchange are valued at the last quoted sales price at the time the valuation is made.  Price information on listed securities is taken from the exchange where the security is primarily traded by the Funds.

•	Securities that are listed on an exchange and which are not traded on the valuation date are valued at the bid price.
•	Unlisted securities for which market quotations are readily available are valued at the latest quoted sales price, if available, at the time of valuation, otherwise, at the latest quoted bid price.
•	Options are valued at the mean of the last quoted bid and ask prices at the time of valuation.
•
Foreign securities listed on foreign exchanges are valued with quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates.

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•	Temporary cash investments with maturities of 60 days or less will be valued at amortized cost, which approximates market value.
Securities for which no current quotations are readily available are valued at fair value as determined in good faith using methods approved by the Trustees.  Securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.
ADDITIONAL TAX INFORMATION
The following summarizes certain additional tax considerations affecting each Fund and its shareholders that are not described in the Prospectuses.  No attempt is made to present a detailed explanation of the tax treatment of each Fund, its shareholders, or any special category of shareholders.  The discussions here and in the Prospectuses are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof, and which may be changed by legislative, judicial, or administrative action.  In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, REIT, insurance company, regulated investment company, individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor.  Furthermore, this discussion does not reflect possible application of the alternative minimum tax.  Unless otherwise noted, this discussion assumes the common shares are held by U.S. persons and that such shares are held as capital assets.  Investors are advised to consult their tax advisors with specific reference to their own tax situations.
Each series of the Trust, including each Fund, will be treated as a separate corporate entity under the Internal Revenue Code of 1986, as amended ("Code"), and intends to qualify or remain qualified as a regulated investment company under Subchapter M of the Code.  In order to so qualify, each series must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year.  At least 90% of the gross income of each series must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income derived with respect to the series' business of investing in such stock, securities, currencies and net income derived from an interest in a qualified publicly traded partnership.  Any income derived by a series from a partnership (other than a qualified publicly traded partnership) or trust is treated as derived with respect to the series' business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the series in the same manner as by the partnership or trust.
An investment company may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year.  In general, at least 50% of the value of its total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the fund nor more than 10% of the outstanding voting securities of such issuer.  In addition, not more than 25% of the value of the fund's total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Internal Revenue Service Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships.  Each Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.
Certain qualifying corporate dividends are taxable at long-term capital gains tax rates to individuals.  For tax years beginning after December 31, 2002, the long-term capital gains rate for individual taxpayers is currently at a rate of 15% for individuals who are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than $400,000 ($450,000 for married filing jointly) and at 20% for most individuals whose taxable income is more than $400,000.  Some, but not all, of the dividends paid by the Funds may be taxable at the reduced long-term capital gains tax rate for individual shareholders.  If a Fund designates a dividend as qualified dividend income, it generally will be taxable to individual shareholders at the long-term capital gains tax rate, provided certain holding period requirements are met.
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Taxable dividends paid by the Funds to corporate shareholders will be taxed at corporate income tax rates.  Corporate shareholders may be entitled to a dividends received deduction ("DRD") for a portion of the dividends paid and designated by the Funds as qualifying for the DRD.
If a Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether received in cash or reinvested in additional shares.  All taxable dividends paid by the Funds other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares.  To the extent the Funds engage in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.
For tax years beginning after December 31, 2012 and after, certain individuals, estates and trusts must pay a 3.8% Medicare surtax on "net investment income" including, among other things, dividends and proceeds of sale in respect of securities like the shares, subject to certain exceptions.  Prospective investors should consult with their own tax advisors regarding the effect, if any, of this surtax on their ownership and disposition of the shares.
Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.
Each series of the Trust, including each Fund, will designate (i) any dividend of qualified dividend income as qualified dividend income; (ii) any tax-exempt dividend as an exempt-interest dividend; (iii) any distribution of long-term capital gains as a capital gain dividend; and (iv) any dividend eligible for the corporate DRD as such in a written notice mailed to shareholders within 60 days after the close of the series' taxable year.  Shareholders should note that, upon the sale or exchange of series shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.
To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder's gross income for the taxable year in which the shareholder receives the distribution.  However, if the Funds declare a dividend in October, November, or December but pay it in January, it will be taxable to shareholders as if they received it in the year it was declared.  Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.
A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses).  Each series of the Trust, including each Fund, intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.
If for any taxable year a series does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders).  In such event, dividend distributions (whether or not derived from interest on tax-exempt securities) would be taxable as qualified dividends to individual shareholders in taxable years beginning after December 31, 2002, to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the DRD for corporations, provided in each case that certain holding period and other requirements are met.
In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder's holding period for the Fund shares.  An exchange of shares may be treated as a sale and any gain may be subject to tax.
The Funds must report cost basis information to the Internal Revenue Service on Form 1099-B for any sale of shares purchased in non-retirement accounts after January 1, 2012.  Registered investment companies must select a default cost basis calculation method and apply that method to reportable sales of shares unless an alternate Internal Revenue Service approved method is specifically elected in writing by the shareholder.  Average cost, which is the mutual fund industry standard, has been selected as the Funds' default cost basis calculation method.  If a shareholder determines that an Internal Revenue Service approved cost basis calculation method other than the Funds' default method of average cost is more appropriate, the shareholder must contact the Funds at the time of or in advance of a reportable sale of shares that are to be subject to such alternate election. Internal Revenue Service regulations do not permit the change of a cost basis election on previously executed trades.  Cost basis information will not be reported to the IRS or shareholder upon the sale of any shares not covered by these cost basis reporting requirements.
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The Funds will be required in certain cases to withhold and remit to the U.S. Treasury a percentage equal to the fourth lowest tax rate for unmarried individuals (presently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who (i) have failed to provide a correct taxpayer identification number in the manner required; (ii) are subject to back-up withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends; or (iii) have failed to certify to the Funds that they are not subject to backup withholding when required to do so or that they are "exempt recipients."  Back-up withholding is not an additional tax.  Any amounts withheld from payments to you may be refunded or credited against your U.S. federal income tax liability, if any, provided that the required information is furnished to the Internal Revenue Service.
Depending upon the extent of each Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.  In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.
Dividends paid by the Funds to non-U.S. shareholders may be subject to U.S. withholding tax at the rate of 30% unless reduced by treaty (and the shareholder files a valid Internal Revenue Service Form W-8BEN, or other applicable form, with the Fund certifying foreign status and treaty eligibility) or the non-U.S. shareholder files an Internal Revenue Service Form W-8ECI, or other applicable form, with the Fund certifying that the investment to which the distribution relates is effectively connected to a United States trade or business of such non-U.S. shareholder (and, if certain tax treaties apply, is attributable to a United States permanent establishment maintained by such non-U.S. shareholder).  The Funds may elect not to withhold the applicable withholding tax on any distribution representing a capital gain dividend to a non-U.S. shareholder.  Special rules may apply to non-U.S. shareholders with respect to the information reporting requirements and withholding taxes and non-U.S. shareholders should consult their tax advisors with respect to the application of such reporting requirements and withholding taxes.
The Funds will send shareholders information each year on the tax status of dividends and distributions.  A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation.  Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the net asset value of shares below the shareholder's cost and thus, in effect, result in a return of a part of the shareholder's investment.
FINANCIAL STATEMENTS
The audited financial statements of the Funds for the fiscal year ended May 31, 2014, including the financial highlights appearing in the Annual Report to shareholders, are incorporated by reference and made a part of this document.  You may request a copy of the Funds' annual and semi-annual reports at no charge by calling the Funds at 1-800-773-3863.
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APPENDIX A – DESCRIPTION OF RATINGS
The Funds may acquire from time to time certain securities that meet the following minimum rating criteria ("Investment-Grade Debt Securities") (or if not rated, of equivalent quality as determined by the Advisor).  The various ratings used by the nationally recognized securities rating services are described below.
A rating by a rating service represents the service's opinion as to the credit quality of the security being rated.  However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer.  Consequently, the Advisor believes that the quality of Investment-Grade Debt Securities in which the Funds may invest should be continuously reviewed and that individual analysts give different weightings to the various factors involved in credit analysis.  A rating is not a recommendation to purchase, sell, or hold a security, because it does not take into account market value or suitability for a particular investor.  When a security has received a rating from more than one service, each rating is evaluated independently.  Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources that they consider reliable.  Ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
Standard & Poor's Ratings Services.  The following summarizes the highest four ratings used by Standard & Poor's Ratings Services ("S&P"), a division of McGraw-Hill Companies, Inc., for bonds which are deemed to be Investment‑Grade Debt Securities by the Advisor:
AAA – This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity of the obligor to meet its financial commitment on the obligation.
AA – Debt rated AA differs from AAA issues only in a small degree.  The obligor's capacity to meet its financial commitment on the obligation is very strong.
A – Debt rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher‑rated categories.  However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB – Debt rated BBB exhibits adequate protection parameters.  However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
To provide more detailed indications of credit quality, the AA, A, and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.
Bonds rated BB, B, CCC, CC, and C are not considered by the Advisor to be Investment‑Grade Debt Securities and are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest degree of speculation.  While such bonds may have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.
Commercial paper rated A‑1 by S&P indicates that the degree of safety regarding timely payment is strong.  Those issues determined to possess extremely strong safety characteristics are denoted A‑1+.  Capacity for timely payment on commercial paper rated A‑2 is satisfactory, but the relative degree of safety is not as high as for issues designated A‑1.
The rating SP‑1 is the highest rating assigned by S&P to short term notes and indicates strong capacity to pay principal and interest.  An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.  The rating SP‑2 indicates a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.  The rating SP-3 indicates a speculative capacity to pay principal and interest.
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Moody's Investor Service, Inc.  The following summarizes the highest four ratings used by Moody's Investors Service, Inc. ("Moody's") for fixed-income obligations with an original maturity of one year or more, which are deemed to be Investment-Grade Securities by the Advisor:
Aaa – Bond obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa – Bond obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Bond obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa – Bond obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and as such may possess certain speculative characteristics.
Obligations that are rated Ba, B, Caa, Ca, or C by Moody's are not considered "Investment-Grade Debt Securities" by the Advisor.  Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.  Obligations rated B are considered speculative and are subject to high credit risk.  Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Short-Term Ratings.
Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs, or individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:
P-1 – Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2 – Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3 – Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term debt obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor, or support-provider.
US Municipal Short-Term Debt And Demand Obligation Ratings.
Short-Term Debt Ratings.  There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels – MIG 1 through MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.  MIG ratings expire at the maturity of the obligation.
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MIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.
Demand Obligation Ratings.  In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating.  The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments.  The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.
When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.
VMIG rating expirations are a function of each issue's specific structural or credit features.
VMIG 1 – This designation denotes superior credit quality.  Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2 – This designation denotes strong credit quality.  Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3 – This designation denotes acceptable credit quality.  Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG – This designation denotes speculative-grade credit quality.  Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.
Fitch Ratings.  The following summarizes the highest four ratings used by Fitch, Inc. ("Fitch"):
Long-Term Ratings.
AAA – Highest credit quality.  The rating AAA denotes that the lowest expectation of credit risk.  They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments.  This capacity is highly unlikely to be adversely affected by foreseeable events.
AA – Very high credit quality.  The rating AA denotes a very low expectation of credit risk.  They indicate very strong capacity for timely payment of financial commitments.  This capacity is not significantly vulnerable to foreseeable events.
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A – High credit quality.  The rating A denotes a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered strong.  This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher rating.
BBB – Good credit quality.  The rating BBB indicates that there is currently a low expectation of credit risk.  The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.
Long-term securities rated below BBB by Fitch are not considered by the Advisor to be investment-grade securities.  Securities rated BB and B are regarded as speculative with regard to a possible credit risk developing.  BB is considered speculative and B is considered highly speculative.  Securities rated CCC, CC, and C are regarded as a high default risk.  A rating CC indicates that default of some kind appears probable, while a rating C signals imminent default.  Securities rated DDD, D, and D indicate a default has occurred.
Short-Term Ratings.
F1 – Highest credit quality.  The rating F1 indicates the strongest capacity for timely payment of financial commitments; may have an added (+) to denote any exceptionally strong credit feature.
F2 – Good credit quality.  The rating F2 indicates a satisfactory capacity for timely payment of financial commitment, but the margin of safety is not as great as in the case of the higher ratings.
F3 – Fair credit quality.  The rating F3 indicates the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.
B – Speculative.  The rating B indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.
Short-term rates B, C, and D by Fitch are considered by the Advisor to be below investment-grade securities.  Short-term securities rated B are considered speculative, securities rated C have a high default risk, and securities rated D denote actual or imminent payment default.
(+) or (-) suffixes may be appended to a rating to denote relative status within major rating categories.  Such suffixes are not added to long-term ratings "AAA" category, categories below "CCC", or short-term ratings other than "F1".  The suffix "NR" indicates that Fitch does not publicly rate the issuer or issue in question.

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APPENDIX B – PROXY VOTING POLICIES
The following proxy voting policies are provided:
(1)	The Trust's Proxy Voting and Disclosure Policy; and
(2)	The Advisor's Proxy Voting and Disclosure Policy, including a detailed description of the Advisor's specific proxy voting guidelines.

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Trust's Proxy Voting Disclosure Policy
The Securities and Exchange Commission has adopted rules and forms under the Securities Act of 1933, the Securities Exchange Act of 1934, and the Investment Company Act of 1940 to require registered investment companies to provide disclosure about how they vote proxies for their portfolio securities.  Each series of shares of the Trust (individually and collectively referred to as the "Fund") is required to disclose the policies and procedures used to determine how to vote proxies for portfolio securities.  The Fund is also required to file with the Securities and Exchange Commission and to make available to their shareholders the specific proxy votes cast for portfolio securities.  This policy is designed to ensure that the Fund complies with these requirements and otherwise fulfills its obligations with respect to proxy voting, disclosure, and recordkeeping.  The overall goal is to ensure that the Fund's proxy voting is managed in an effort to act in the best interests of its shareholders.  While decisions about how to vote must be determined on a case-by-case basis, proxy voting decisions will be made considering these guidelines and following the procedures recited herein.
Specific Proxy Voting Policies and Procedures
A.  General
The Board of Trustees believes that the voting of proxies is an important part of portfolio management as it represents an opportunity for shareholders to make their voices heard and to influence the direction of a company.  The Trust and Fund are committed to voting corporate proxies in the manner that best serves the interests of the Fund's shareholders.
B.  Delegation to Fund's Investment Advisor
The Board of Trustees believes that the Fund's investment advisor is in the best position to make individual voting decisions for the Fund consistent with this policy.  Therefore, subject to the oversight of the Board of Trustees, the Fund's investment advisor is delegated the following duties:
1.	To make the proxy voting decisions for the Fund; and
2.
To assist the Fund in disclosing the Fund's proxy voting record as required by Rule 30b1-4 under the Investment Company Act of 1940, including providing the following information for each matter with respect to which the Fund was entitled to vote: (a) information identifying the matter voted on; (b) whether the matter was proposed by the issuer or by a security holder; (c) whether and how the Fund cast its vote; and (d) whether the Fund cast its vote for or against management.

The Board of Trustees, including a majority of the Independent Trustees, shall approve the Proxy Voting and Disclosure Policy of the Fund's investment advisor as it relates to the Fund.  The Board of Trustees shall also approve any material changes to such policy no later than six (6) months after adoption by the Fund's investment advisor.
C.  Conflicts
In cases where a matter with respect to which a Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor or principal underwriter, on the other hand, the Fund shall always vote in the best interest of the Fund's shareholders.  For purposes of this Policy, a vote shall be considered in the best interest of the Fund's shareholders (i) when a vote is cast consistent with a specific voting policy set forth in the Proxy Voting and Disclosure Policy of the Fund's investment advisor, provided such specific voting policy was approved by the Board of Trustees, or (ii) when a vote is cast consistent with the decision of the Trust's Proxy Voting Committee.  In addition, provided the Fund's investment advisor is not affiliated with the Fund's principal underwriter or an affiliated person of the principal underwriter and neither the Fund's principal underwriter nor an affiliated person of the principal underwriter has influenced the advisor with respect to a matter to which the Fund is entitled to vote, a vote by the advisor shall not be considered a conflict between the Fund's shareholders and the Fund's principal underwriter or affiliated person of the principal underwriter.
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D.  Other Investment Companies
To the extent the Fund invests in shares of other investment companies in accordance with the safe harbor provisions of Section 12(d)(1)(F) of the Investment Company Act of 1940, the Fund's investment advisor shall vote proxies with respect to such investment company securities in the same proportion as the vote of all other holders of such securities.
Fund Disclosure
A.  Disclosure of Fund Policies and Procedures With Respect to Voting Proxies Relating to Portfolio Securities
The Fund shall disclose this policy, or a description of the policy, to its shareholders by including it as an appendix to its Statement of Additional Information on Form N-1A.  The Fund will also notify its shareholders in the Fund's shareholder reports that a description of this policy is available upon request, without charge, by calling a specified toll-free telephone number.  The Fund will send this description of the policy within three business days of receipt of any shareholder request, by first-class mail, or other means designed to ensure equally prompt delivery.
B.  Disclosure of the Fund's Complete Proxy Voting Record
In accordance with Rule 30b1-4 of the Investment Company Act of 1940, the Fund will file Form N‑PX with the Securities and Exchange Commission no later than August 31 of each year, even if August 31 falls on a non-business day.  The Fund shall disclose to its shareholders on Form N‑PX the Fund's complete proxy voting record for the twelve-month period ended June 30.
The Fund shall disclose the following information on Form N‑PX for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which to the Fund was entitled to vote:
(i)                The name of the issuer of the portfolio security;
(ii)              The exchange ticker symbol of the portfolio security (if available through reasonably practicable means);
(iii)             The Council on Uniform Security Identification Procedures ("CUSIP") number for the portfolio security (if available through reasonably practicable means);
(iv)         The shareholder meeting date;
(v)              A brief identification of the matter voted on;
(vi)         Whether the matter was proposed by the issuer or by a security holder;
(vii)        Whether the Fund cast its vote on the matter;
(viii)       How the Fund cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
(ix)             Whether the Fund cast its vote for or against management.
The Fund shall make its proxy voting record available to shareholders either upon request or by making available an electronic version on or through the Fund's website, if applicable.  If the Fund discloses its proxy voting record on or through its website, the Fund shall post the information disclosed in the Fund's most recently filed report on Form N‑PX on the website beginning the same day it files such information with the Securities and Exchange Commission.
The Fund shall also include a statement in its annual reports, semi-annual reports, and Statement of Additional Information that information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (i) without charge upon request, by calling a specified toll-free (or collect) telephone number, or (if applicable) on or through the Fund's website at a specified internet address; and (ii) on the website of the Securities and Exchange Commission.  If the Fund discloses that its proxy voting record is available by calling a toll-free (or collect) telephone number, it shall send the information disclosed in the Fund's most recently filed report on Form N‑PX within three business days of receipt of a request for this information, by first-class mail or other means designed to ensure equally prompt delivery.
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Recordkeeping
The Trust shall keep the following records for a period of at least five years, the first two in an easily accessible place:
(i)	A copy of this Policy;
(ii)	Proxy statements received regarding the Fund's securities;
(iii)	Records of votes cast on behalf of the Fund; and
(iv)	A record of each shareholder request for proxy voting information and the Fund's response, including the date of the request, the name of the shareholder, and the date of the response.
The foregoing records may be kept as part of the records of the Fund's investment advisor.
A Fund may rely on proxy statements filed on the SEC EDGAR system instead of keeping its own copies, and may rely on proxy statements and records of proxy votes cast by the Fund's investment advisor that are maintained with a third party such as a proxy voting service, provided that an undertaking is obtained from the third party to provide a copy of the documents promptly upon request.
Proxy Voting Committee
A.	General
The Trust's Proxy Voting Committee shall be composed entirely of Independent Trustees and may be comprised of one or more such Independent Trustees as the Board of Trustees may, from time to time, decide.  The purpose of the Proxy Voting Committee shall be to determine how the Fund should cast its vote, if called upon by the Board of Trustees or the Fund's investment advisor, when a matter with respect to which the Fund is entitled to vote presents a conflict between the interest of the Fund's shareholders, on the one hand, and those of the Fund's investment advisor, principal underwriter, or an affiliated person of the Fund, its investment advisor, or principal underwriter, on the other hand.
B.	Powers and Methods of Operation
The Proxy Voting Committee shall have all the powers necessary to fulfill its purpose as set forth above and such other powers and perform such other duties as the Board of Trustees may, from time to time, grant or assign to the Proxy Voting Committee.  The Proxy Voting Committee shall meet at such times and places as the Proxy Voting Committee or the Board of Trustees may, from time to time, determine.  The act of a majority of the members of the Proxy Voting Committee in person, by telephone conference, or by consent in writing without a meeting shall be the act of the Proxy Voting Committee.  The Proxy Voting Committee shall have the authority to utilize Trust counsel at the expense of the Trust if necessary.  The Proxy Voting Committee shall prepare minutes of each meeting and keep such minutes with the Trust's records.  The Proxy Voting Committee shall review this Policy and recommend any changes to the Board of Trustees as it deems necessary or advisable.
Other
This policy may be amended, from time to time, as determined by the Board of Trustees.

87

Proxy Voting Policies and Procedures of FolioMetrix, LLC
Adopted: July 2014
Proxy Voting

Proxies are assets of FolioMetrix's Clients that must be voted with diligence, care, and loyalty. FolioMetrix will vote each proxy in accordance with its fiduciary duty to its Clients. FolioMetrix will generally seek to vote proxies in a way that maximizes the value of Clients' assets. However, FolioMetrix will document and abide by any specific proxy voting instructions conveyed by a Client with respect to that Client's securities. The Investment Operations Analyst coordinates FolioMetrix's proxy voting process.

Paragraph (c)(ii) of Rule 204-2 under the Advisers Act requires FolioMetrix to maintain certain books and records associated with its proxy voting policies and procedures. FolioMetrix's recordkeeping obligations are described in the Maintenance of Books and Records section of this Manual. The CCO will ensure that FolioMetrix complies with all applicable recordkeeping requirements associated with proxy voting.

Absent specific Client instructions, FolioMetrix has adopted the following proxy voting procedures designed to ensure that proxies are properly identified and voted, and that any conflicts of interest are addressed appropriately:

•	Proxies may be received via mail or e-mail. All proxies and ballots will be logged in upon receipt and the materials will be forwarded to the appropriate representative.

•	For those Mutual Funds for which FolioMetrix utilizes a signal provider, the Investment Operations Analyst will send an email to the signal provider requesting guidance on how to vote.

•
The Investment Operations Analyst will send an email to the Proxy Voting Committee, with a copy of a screenshot of the proxy from proxyvote.com, the proxy statement, a due date, and for those proxies where they received guidance from a signal provider, the signal provider's recommendation.

•	A member of the Proxy Voting Committee will propose a vote, and upon a second member's agreement, the Investment Operations Analyst will:

o	For those votes received electronically, enter the votes into proxyvote.com; or

o	For those votes received via mail, complete the proxy ballot and return via mail.

•
The Proxy Voting Committee will consider whether FolioMetrix is subject to any material conflict of interest in connection with each proxy vote. Employees must notify the CIO if they are aware of any material conflict of interest associated with a proxy vote. It is impossible to anticipate all material conflicts of interest that could arise in connection with proxy voting. The following examples are meant to help Employees identify potential conflicts:

o	FolioMetrix provides investment advice to a publicly traded company (an "Issuer"). FolioMetrix receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;
88

o	FolioMetrix provides investment advice to an officer or director of an Issuer. FolioMetrix receives a proxy solicitation from that Issuer, or from a competitor of that Issuer;

o
FolioMetrix or an affiliate has a financial interest in the outcome of a proxy vote, such as when FolioMetrix is asked to vote on a change in Rule 12b-1 fees paid by a mutual fund to investment advisers, including FolioMetrix;

o	An issuer or some other third party offers FolioMetrix or an Employee compensation in exchange for voting a proxy in a particular way;

o	An Employee, or a member of an Employee's household, has a personal or business relationship with an Issuer. FolioMetrix receives a proxy solicitation from that Issuer; and

o	FolioMetrix or its Employees have a short position in an Issuer, but FolioMetrix's Clients have a long position in the same Issuer. FolioMetrix receives a proxy solicitation from the Issuer.

•	If FolioMetrix detects a material conflict of interest in connection with a proxy solicitation, the Company will abide by the following procedures:

o	With respect to clients that are registered investment companies, the Advisor will notify the client of the conflict and will vote the client's shares in accordance with the client's instructions; and

o
With respect to other clients, the Advisor will vote the proxy in accordance with the specifics of the Voting Guidelines (if addressed in the Voting Guidelines) or may abstain (if not addressed in the Voting Guidelines).

•
FolioMetrix will not neglect its proxy voting responsibilities, but the Company may abstain from voting if it deems that abstaining is in its Clients' best interests. For example, FolioMetrix may be unable to vote securities that have been lent by the custodian. Also, proxy voting in certain countries involves "share blocking," which limits FolioMetrix's ability to sell the affected security during a blocking period that can last for several weeks. FolioMetrix believes that the potential consequences of being unable to sell a security usually outweigh the benefits of participating in a proxy vote, so FolioMetrix generally abstains from voting when share blocking is required. The Investment Operations Analyst will prepare and maintain memoranda describing the rationale for any instance in which FolioMetrix does not vote a Client's proxy.

•	FolioMetrix will retain the following information in connection with each proxy vote:

o	The Issuer's name;

o	The security's ticker symbol or CUSIP, as applicable;

o	The shareholder meeting date;

o	The number of shares that FolioMetrix voted;

o	A brief identification of the matter voted on;
89

o	Whether the matter was proposed by the Issuer or a security-holder;

o	Whether FolioMetrix cast a vote;

o	How FolioMetrix cast its vote (for the proposal, against the proposal, or abstain); and

o	Whether FolioMetrix cast its vote with or against management.

•
Any attempt to influence the proxy voting process by Issuers or others not identified in these policies and procedures should be promptly reported to the CCO. Similarly, any Client's attempt to influence proxy voting with respect to other Clients' securities should be promptly reported to the CCO.

Class Actions

As a fiduciary, FolioMetrix always seeks to act in Clients' best interests with good faith, loyalty, and due care. FolioMetrix's standard advisory contract authorizes the Company to direct Client participation in class actions. The Proxy Voting Committee will determine whether Clients will (a) participate in a recovery achieved through a class actions, or (b) opt out of the class action and separately pursue their own remedy. The Proxy Voting Committee oversees the completion of Proof of Claim forms and any associated documentation, the submission of such documents to the claim administrator, and the receipt of any recovered monies. The CCO will maintain documentation associated with Clients' participation in class actions.

Employees must notify the CCO if they are aware of any material conflict of interest associated with Clients' participation in class actions. The Proxy Voting Committee will evaluate any such conflicts and determine an appropriate course of action for FolioMetrix.

FolioMetrix generally does not serve as the lead plaintiff in class actions because the costs of such participation typically exceed any extra benefits that accrue to lead plaintiffs.

Disclosures to Clients

FolioMetrix includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of Form ADV, along with a statement that Clients can contact the CCO to obtain a copy of these policies and procedures and information about how FolioMetrix voted with respect to the Client's securities.

Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.

As a matter of policy, FolioMetrix does not disclose how it expects to vote on upcoming proxies. Additionally, FolioMetrix does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

Investments in Registered Investment Companies

Section 12(d)(1)(F) of the Act provides a conditional exemption from the 5% and 10% limits in Section 12(d)(1)(A). Section 12(d)(1)(F) permits an acquiring fund to purchase or otherwise acquire shares of an underlying fund if, immediately after the purchase or acquisition, the acquiring fund and all of its affiliated persons would not own more than 3% of the underlying fund's total outstanding stock, and if certain sales load restrictions are met. In addition, Section 12(d)(1)(F) provides that the acquiring fund "shall exercise voting rights by proxy or otherwise with respect to any security purchased or acquired pursuant to Section 12(d)(1)(F) in the manner prescribed by Section 12(d)(1)(E)."
90

In the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Funds under Section 12(d)(1)(F), then the Funds will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy.

Proxy Voting Guidelines

The following are the proxy voting guidelines adopted by FolioMetrix, LLC (the "Advisor") with respect to voting of proxies for private clients and voting of proxies for the Starboard Investment Trust.

(1) It is the policy of the Advisor to vote proxies in what we believe is the best interest of our clients.

(2) It is the policy of the Advisor to review all corporate actions outlined in proxy statements of companies that our clients own and to vote all proxies for clients that have elected to have us vote their proxies. The Starboard Investment Trust has delegated responsibility for voting securities owned by the FMX Funds to the Advisor.

(3) In corporate governance matters, it is the policy of the Advisor to vote for resolutions and board members that we perceive as strengthening independent corporate governance (e.g. separating the roles of chairman of the board of directors and CEO, voting for independent board members and a lead director, etc.) and against provisions and directors that in our determination weaken the independence of corporate governance (e.g. staggering of board elections, "poison-pill" arrangements, requiring supermajority votes, board members that are relatives of management, changes in state of incorporation if we view the reincorporation as solely an attempt to move to a venue that weakens shareholder rights, etc.). If we believe that incumbent members of the board of directors have been or are currently ineffective, it is generally the policy of the Advisor to withhold our votes for such incumbent directors.

(4) In matters of board compensation, it is generally the policy of the Advisor to vote against compensation structures that grant options to directors, because it is our belief that option holders have different incentives from those of the shareholders they should represent.

(5) In matters of executive compensation, it is generally the policy of the Advisor to vote for provisions that truly align long-term incentives of executives and shareholders. It is generally our policy to vote against option plans that grant fixed price options.

(6) It is the policy of the Advisor to review proposals for capital structure changes, mergers, recapitalizations, etc., of the companies our clients own, and to assess each proposal on its merits.
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(7) It is the policy of the Advisor to vote against shareholder resolutions seeking to address social issues. We believe these types of issues should be addressed in a different forum.

Adviser to a RIC

FolioMetrix has agreed to be responsible for voting proxies of issuers of securities held in FolioMetrix's RiskX Funds, a series of funds within the Starboard Investment Trust, in accordance with its proxy voting policies and procedures, outlined above. The purposes of this procedure is to ensure that the Investment Manager complies with other obligations for disclosure and filing requirements that is required to be performed as the RIC's Proxy Administrator.

Each RIC is required to describe the policies and procedures that each adviser uses to determine how to vote proxies relating to portfolio securities. As such, FolioMetrix will provide its Proxy Voting Policy, and if requested by the Starboard Investment Trust, a summary of such Proxy Voting Policy for inclusion in the RIC's Registration Statement, and will promptly provide the Starboard Investment Trust with any material amendments to the Proxy Voting Policy within a reasonable time after such amendment has taken effect.

The RIC is required to disclose annually the RIC's complete proxy voting record on Form N-PX, which provides information relating to how the RIC voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th. FolioMetrix will provide the Funds with a written report of the proxies voted during the period, in a format acceptable to the Board. FolioMetrix is responsible to ensure that it maintains appropriate documentation and controls for the identification and reporting as required in the Form N-PX. The Funds' administrator is responsible for ensuring the filing of Form N-PX with the SEC.

Annually, through the review of the RIC's registration statement, FolioMetrix's CCO, or his designee, will review the disclosures in the registration statement and identify whether the appendix to the SAI with FolioMetrix's Proxy Voting Policy is current.

Securities on Loan

The RIC may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the RIC's Board of Trustees. Voting rights on the loaned securities may pass to the borrower. However, the RIC's policy states that the RIC must be entitled to exercise voting rights over the loaned securities in the event of a material event affecting its portfolio securities on loan. FolioMetrix will determine if a vote is material enough to warrant calling back the security out on loan, and will vote the securities in accordance with its proxy voting policies and procedures.

Quarterly Certification

On a quarterly basis, FolioMetrix will certify to the RICs' Board that:

1. FolioMetrix has followed the Trust's and the Advisor's Proxy Voting and Disclosure Policies in voting proxies on behalf of the Funds.

2. If there have been any material issues or other items to report with respect to the Trust's and Advisor's Proxy Voting Policies.

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Proxy Voting Guidelines
Forward Management, LLC
For the Fund portfolios for which it exercises proxy voting authority, Forward Management will vote proxies in the best interests of the Fund. Forward Management has contracted with Glass, Lewis & Co., LLC ("Glass Lewis") to handle administration and voting of these proxies and has directed Glass Lewis to vote all proxies on behalf of the portfolios of the Funds in accordance with Glass Lewis' recommendations. Glass Lewis' proxy analysis is focused on the economic and financial consequences of voting and therefore on improving medium- to long-term value and mitigating risk at public companies. The firm's approach to enhancing overall corporate value growth through effective proxy voting is to look at each company individually and determine what is in the best interests of the shareholders of each particular company. In addition to corporate governance, Glass Lewis' research on proxies analyzes accounting, executive compensation, compliance with regulation and law, risks and risk disclosure, litigation and other matters that reflect the quality of board oversight and company transparency.
The following examples illustrate Glass Lewis' general guidelines with respect to proxy votes in certain areas:
Board of Directors. The purpose of Glass Lewis' proxy research and advice is to facilitate shareholder voting in favor of governance structures that will drive performance, create shareholder value and maintain a proper tone at the top. Glass Lewis looks for talented boards with a record of protecting shareholders and delivering value of the medium- and long-term. Glass Lewis believes that boards working to protect and enhance the best interests of shareholders are independent, have directors with diverse backgrounds, have a record of positive performance, and have members with a breadth and depth of relevant experience.
Governance Structure and the Shareholder Franchise. With respect to anti-takeover measures, Glass Lewis believes that poison pill plans are not generally in shareholders' best interests. However, in certain circumstances, Glass Lewis will recommend supporting a limited poison pill to accomplish a particular objective. Glass Lewis typically recommends that shareholders vote against proposals that would require advance notice of shareholder proposals or of director nominations. Glass Lewis reviews cumulative voting proposals on a case-by-case basis, factoring in the independence of the board and the status of the company's governance structure.
Governance Shareholder Initiatives. Glass Lewis generally recommends supporting shareholder proposals calling for the elimination or removal of, as well as to require shareholder approval of, antitakeover devices such as poison pills and classified boards. Glass Lewis generally recommends supporting proposals likely to promote the furtherance of shareholder rights. It also generally recommends proposals seeking to promote director accountability and to improve compensation practices.
Because Forward Management does not exercise discretion in voting proxies for the Fund portfolios but routinely votes proxies according to the recommendations of Glass Lewis, no potential conflict of interests between Forward Management and the Fund should actually affect the voting of proxies. However, should a conflict arise, Forward Management will use one of the following methods to resolve such conflict, provided such method results in a decision to vote the proxies that is based on the Fund's best interest and is not the product of the conflict:
•	echo vote" or "mirror vote" the proxies in the same proportion as the votes of other proxy holders that are not Forward Management clients; or
•	if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict.

PART C

FORM N-1A

OTHER INFORMATION

ITEM 28.   Exhibits
(a)	Declaration of Trust ("Trust Instrument").[1]
(b)	By-Laws.[1]
(c)	Articles III, V, and VI of the Trust Instrument, Exhibit 23(a) hereto, defines the rights of holders of the securities being registered. (Certificates for shares are not issued.)
(d)(1)	Investment Advisory Agreement between Registrant and Goodwood Advisors, LLC, as investment advisor for the Goodwood SMID Cap Discovery Fund.[39]
(d)(2)	Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Dynamic Growth Fund.[49]
(d)(3)	Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Dynamic Total Return Fund.[49]
(d)(4)
Amended Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund.[49]

(d)(5)	Investment Advisory Agreement between Registrant and FolioMetrix, LLC, as investment advisor for the Rx Fundamental Growth Fund.[49]
(d)(6)	Investment Sub-Advisory Agreement between FolioMetrix, LLC and Forward Management, LLC, as investment sub-advisor for the Rx Dividend Income Fund.[28]
(d)(7)	Investment Sub-Advisory Agreement between FolioMetrix, LLC and Navellier & Associates, Inc. as investment sub-advisor for the Rx Fundamental Growth Fund.[30]
(d)(8)	Investment Advisory Agreement between Registrant and Roumell Asset Management, LLC, as investment advisor for the Roumell Opportunistic Value Fund.[5]
(d)(9)	Investment Advisory Agreement between Registrant and Navigator Money Management, Inc., as investment advisor for the Sector Rotation Fund.[7]
(d)(10)	Investment Advisory Agreement between Registrant and Sentinel Capital Solutions, as investment advisor for the SCS Tactical Allocation Fund.[10]
(d)(11)	Investment Advisory Agreement between Registrant and Greenwood Capital Associates, LLC, as investment advisor for the Crescent Funds.[11]
(d)(12)	Investment Advisory Agreement, as amended, between Registrant and Arin Risk Advisors, LLC, as investment advisor for the Arin Large Cap Theta Fund.[17]

(d)(13)	Investment Advisory Agreement between Registrant and Deschutes Portfolio Strategies, Inc., as investment advisor for the Matisse Discounted Closed-End Fund Strategy.[18]
(d)(14)	Amended Investment Advisory Agreement between Registrant and CV Investment Advisors, LLC, as investment advisor for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(d)(15)
Investment Sub-Advisory Agreement between CV Investment Advisors, LLC and Horizons West Capital Management, LLC, as investment sub-advisor for the Horizons West Multi-Strategy Hedged Income Fund (formerly known as the Prophecy Alpha Trading Fund).[34]

(d)(16)	Investment Advisory Agreement between Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund. [38]
(d)(17)	Investment Advisory Agreement between Registrant and Sirius Funds Advisors, Inc, as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund. [40]
(d)(18)
Form of Investment Advisory Agreement between Registrant and SF Advisors, LLC, as investment advisor for the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(d)(19)	Form of Investment Sub-Advisory Agreement between SF Advisors, LLC and Logan Circle Partners, L.P., as investment sub-advisor for the SF Group Funds.[50]
(e)	Distribution Agreement between the Registrant and Capital Investment Group, Inc., as distributor for each series of the Trust.[50]
(f)	Not Applicable.
(g)	Custody Agreement between the Registrant, UMB Bank, n.a., and The Nottingham Company.[38]
(h)(1)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Goodwood SMID Cap Discovery Fund.[39]
(h)(2)	Amended and Restated Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the RiskX Funds.[49]
(h)(3)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Rx Fundamental Growth Fund.[49]
(h)(4)	Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Roumell Opportunistic Value Fund.[29]
(h)(5)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for The Sector Rotation Fund.[37]
(h)(6)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the SCS Tactical Allocation Fund.[10]
(h)(7)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Crescent Funds.[11]

(h)(8)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Arin Large Cap Theta Fund.[41]
(h)(9)	Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Matisse Discounted Closed-End Fund Strategy.[25]
(h)(10)	Amended Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(h)(11)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the QCI Balanced Fund.[36]
(h)(12)	Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(h)(13)	Form of Fund Accounting and Administration Agreement between the Registrant and The Nottingham Company, as administrator for the SF Group Funds.[50]
(h)(14)	Dividend Disbursing and Transfer Agent Agreement between the Registrant and Nottingham Shareholder Services, LLC, as transfer agent for the Registrant.[51]
(h)(15)	Expense Limitation Agreement between the Registrant and Sentinel Capital Solutions as investment advisor for the SCS Tactical Allocation Fund.[21]
(h)(16)	Expense Limitation Agreement between the Registrant and Greenwood Capital Associates, LLC, as investment advisor for the Crescent Funds.[11]
(h)(17)
Form of Expense Limitation Agreement between the Registrant and FolioMetrix, LLC., as investment advisor for the Rx Dynamic Growth Fund, Rx Dynamic Total Return,  Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, Rx Premier Managers Fund and Rx Fundamental Growth Fund.[51]

(h)(18)	Expense Limitation Agreement between the Registrant and QCI Asset Management, Inc., as investment advisor for the QCI Balanced Fund.[38]
(h)(19)	Form of Expense Limitation Agreement between the Registrant and Sirius Funds Advisors, Inc as investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund.[45]
(h)(20)
Form of Expense Limitation Agreement between Registrant and SF Advisors, LLC, as investment advisor for the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(h)(21)	Amended Operating Plan between Roumell Asset Management, LLC and The Nottingham Company.[29]
(h)(22)	Amended and Restated Operating Plan between FolioMetrix, LLC and The Nottingham Company.[28]

(h)(23)	Operating Plan between FolioMetrix, LLC and The Nottingham Company for the Rx Fundamental Growth Fund.[30]
(h)(24)	Operating Plan between Navigator Money Management, Inc. and The Nottingham Company.[37]
(h)(25)	Operating Plan between Goodwood Advisors, LLC and The Nottingham Company for the Goodwood SMID Cap Discovery Fund.[39]
(h)(26)	Operating Plan between Arin Risk Advisors, LLC and The Nottingham Company.[15]
(h)(27)	Amended Operating Plan between Deschutes Portfolio Strategies, LLC and The Nottingham Company.[25]
(h)(28)	Amended Operating Plan between CV Investment Advisors, LLC and The Nottingham Company for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(i)	Opinion and Consent of counsel.[8]
(j)	Consent of BBD, LLP, independent public accountants.[48]
(k)	Not applicable.
(l)(1)	Initial Subscription Agreement for the Rx Dynamic Growth Fund and the Rx Dynamic Total Return Fund. [3]
(l)(2)	Initial Subscription Agreement for the Roumell Opportunistic Value Fund.[13]
(l)(3)	Initial Subscription Agreement for the SCS Tactical Allocation Fund.[14]
(l)(4)	Initial Subscription Agreement for the Crescent Funds.[13]
(l)(5)	Initial Subscription Agreement for the Arin Large Cap Theta Fund.[20]
(l)(6)
Initial Subscription Agreement for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund. [20]

(l)(7)	Initial Subscription Agreement for the Matisse Discounted Closed-End Fund Strategy.[20]
(l)(8)	Initial Subscription Agreement for the Horizons West Multi-Strategy Hedged Income Fund.[43]
(l)(9)	Initial Subscription Agreement for the QCI Balanced Fund.[43]
(l)(10)	Form of Initial Subscription Agreement for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(l)(11)
Initial Subscription Agreement for the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(m)(1)	Distribution Plan under Rule 12b-1 for the Goodwood SMID Cap Discovery Fund.[39]

(m)(2)	Amended Distribution Plan under Rule 12b-1 for the Roumell Opportunistic Value Fund.[27]
(m)(3)	Distribution Plan under Rule 12b-1 for the Rx Dynamic Growth Fund. [6]
(m)(4)	Distribution Plan under Rule 12b-1 for the Rx Dynamic Total Return Fund.[6]
(m)(5)
Distribution Plan under Rule 12b-1 for the Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, and Rx Premier Managers Fund.[16]

(m)(6)	Distribution Plan under Rule 12b-1 for the Rx Fundamental Growth Fund.[30]
(m)(7)	Distribution Plan under Rule 12b-1 for the SCS Tactical Allocation Fund.[10]
(m)(8)	Distribution Plan under Rule 12b-1 for the Crescent Funds.[11]
(m)(9)	Distribution Plan under Rule 12b-1 for the Arin Large Cap Theta Fund.[41]
(m)(10)	Distribution Plan under Rule 12b-1 for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(m)(11)	Distribution Plan under Rule 12b-1 for the Matisse Discounted Closed-End Fund Strategy.[25]
(m)(12)	Distribution Plan under Rule 12b-1 for the QCI Balanced Fund.[36]
(m)(13)	Distribution Plan under Rule 12b-1 for the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(m)(14)
Distribution Plan under Rule 12b-1 for the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(n)(1)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the Roumell Opportunistic Value Fund.[27]
(n)(2)	Amended Multiple Class Plan Pursuant to Rule 18f-3 for the RiskX Funds.[51]
(n)(3)	Multiple Class Plan Pursuant to Rule 18f-3 for the Crescent Funds.[11]
(n)(4)	Multiple Class Plan Pursuant to Rule 18f-3 for the Arin Large Cap Theta Fund.[15]
(n)(5)	Multiple Class Plan Pursuant to Rule 18f-3 for the Horizons West Multi-Strategy Hedged Income Fund.[34]
(n)(6)	Multiple Class Plan Pursuant to Rule 18f-3 for the Matisse Discounted Closed-End Fund Strategy.[25]
(n)(7)	Multiple Class Plan Pursuant to Rule 18f-3 for the QCI Balanced Fund.[38]
(n)(8)	Multiple Class Plan Pursuant to Rule 18f-3 for the Goodwood SMID Cap Discovery Fund Fund.[39]

(o)	Reserved.
(p)(1)	Code of Ethics for the Registrant.[2]
(p)(2)	Code of Ethics for FolioMetrix, LLC, investment advisor to the RiskX Funds.[3]
(p)(3)	Code of Ethics for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund.[5]
(p)(4)	Code of Ethics for Navigator Money Management, Inc., investment advisor to The Sector Rotation Fund.[7]
(p)(5)	Code of Ethics for Sentinel Capital Solutions, investment advisor to the SCS Tactical Allocation Fund.[10]
(p)(6)	Code of Ethics for Greenwood Capital Associates, LLC, investment advisor to the Crescent Funds.[43]
(p)(7)	Code of Ethics for Arin Risk Advisors, LLC, investment advisor to the Arin Large Cap Theta Fund.[15]
(p)(8)	Code of Ethics for Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Strategy.[44]
(p)(9)	Code of Ethics for Goodwood Advisors, LLC, investment advisor to the Goodwood SMID Cap Discovery Fund.[39]
(p)(10)	Code of Ethics for Horizons West Capital Partners, LLC, investment sub-advisor to the Horizons West Multi-Strategy Hedged Income Fund.[31]
(p)(11)	Code of Ethics for Forward Management, LLC, investment sub-advisor to the Rx Dividend Income Fund.[23]
(p)(12)	Code of Ethics for Navellier & Associates, Inc., investment sub-advisor to the Rx Fundamental Growth Fund.[30]
(p)(13)	Code of Ethics for QCI Asset Management, Inc., investment advisor to the QCI Balanced Fund.[38]
(p)(14)	Code of Ethics for Sirius Funds Advisors, Inc., investment advisor to the Sirius S&P Strategic Large-Cap Allocation Fund.[40]
(p)(15)
Code of Ethics for SF Advisors, LLC, investment advisor to the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(p)(16)
Code of Ethics for Logan Circle Partners, L.P., investment sub-advisor to the SF Group Core Plus Fund, SF Group Corporate Fixed Income Fund, SF Group High Yield Fund, SF Group Multi-Sector Fixed Income Fund, SF Group Short Duration Fixed Income Fund, and SF Group Select Growth Equities Fund.[50]

(q)	Copy of Power of Attorney.[40]

1.	Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on May 26, 2009.
2.	Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on July 24, 2009.
3.	Incorporated herein by reference to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A filed on August 19, 2009.
4.	Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A filed on February 26, 2010.
5.	Incorporated herein by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement on Form N-1A filed on November 15, 2010.
6.	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement on Form N-1A filed on November 19, 2010.
7.	Incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A filed on June 27, 2011.
8.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
9.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A filed on September 28, 2011.
10.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A filed on November 4, 2011.
11.	Incorporated herein by reference to Post-Effective Amendment No. 55 to Registrant's Registration Statement on Form N-1A filed on November 14, 2011.
12.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant's Registration Statement on Form N-1A filed on December 1, 2011.
13.	Incorporated herein by reference to Post-Effective Amendment No. 61 to Registrant's Registration Statement on Form N-1A filed on December 29, 2011.
14.	Incorporated herein by reference to Post-Effective Amendment No. 63 to Registrant's Registration Statement on Form N-1A filed on January 30, 2012.
15.	Incorporated herein by reference to Post-Effective Amendment No. 65 to Registrant's Registration Statement on Form N-1A filed on May 4, 2012.
16.	Incorporated herein by reference to Post-Effective Amendment No. 66 to Registrant's Registration Statement on Form N-1A filed on July 7, 2012.
17.	Incorporated herein by reference to Post-Effective Amendment No. 67 to Registrant's Registration Statement on Form N-1A filed on July 12, 2012.
18.	Incorporated herein by reference to Post-Effective Amendment No. 69 to Registrant's Registration Statement on Form N-1A filed on July 31, 2012.
19.	Incorporated herein by reference to Post-Effective Amendment No. 71 to Registrant's Registration Statement on Form N-1A filed on August 29, 2012.
20.	Incorporated herein by reference to Post-Effective Amendment No. 80 to Registrant's Registration Statement on Form N-1A filed on October 22, 2012.
21.	Incorporated herein by reference to Post-Effective Amendment No. 91 to Registrant's Registration Statement on Form N-1A filed on December 31, 2012.
22.	Incorporated herein by reference to Post-Effective Amendment No. 92 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
23.	Incorporated herein by reference to Post-Effective Amendment No. 93 to Registrant's Registration Statement on Form N-1A filed on January 15, 2013.
24.	Incorporated herein by reference to Post-Effective Amendment No. 98 to Registrant's Registration Statement on Form N-1A filed on February 4, 2013.
25.	Incorporated herein by reference to Post-Effective Amendment No. 100 to Registrant's Registration Statement on Form N-1A filed on March 15, 2013.
26.	Incorporated herein by reference to Post-Effective Amendment No. 105 to Registrant's Registration Statement on Form N-1A filed on April 4, 2013.
27.	Incorporated herein by reference to Post-Effective Amendment No. 117 to Registrant's Registration Statement on Form N-1A filed on May 24, 2013.

28.	Incorporated herein by reference to Post-Effective Amendment No. 129 to Registrant's Registration Statement on Form N-1A filed on July 17, 2013.
29.	Incorporated herein by reference to Post-Effective Amendment No. 130 to Registrant's Registration Statement on Form N-1A filed on July 23, 2013.
30.	Incorporated herein by reference to Post-Effective Amendment No. 134 to Registrant's Registration Statement on Form N-1A filed on August 2, 2013.
31.	Incorporated herein by reference to Post-Effective Amendment No. 136 to Registrant's Registration Statement on Form N-1A filed on August 13, 2013.
32.	Incorporated herein by reference to Post-Effective Amendment No. 147 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
33.	Incorporated herein by reference to Post-Effective Amendment No. 148 to Registrant's Registration Statement on Form N-1A filed on September 30, 2013.
34.	Incorporated herein by reference to Post-Effective Amendment No. 151 to Registrant's Registration Statement on Form N-1A filed on October 11, 2013.
35.	Incorporated herein by reference to Post-Effective Amendment No. 156 to Registrant's Registration Statement on Form N-1A filed on October 24, 2013.
36.	Incorporated herein by reference to Post-Effective Amendment No. 160 to Registrant's Registration Statement on Form N-1A filed on November 15, 2013.
37.	Incorporated herein by reference to Post-Effective Amendment No. 166 to Registrant's Registration Statement on Form N-1A filed on January 28, 2014.
38.	Incorporated herein by reference to Post-Effective Amendment No. 167 to Registrant's Registration Statement on Form N-1A filed on January 29, 2014.
39.	Incorporated herein by reference to Post-Effective Amendment No. 170 to Registrant's Registration Statement on Form N-1A filed on May 16, 2014.
40.	Incorporated herein by reference to Post-Effective Amendment No. 171 to Registrant's Registration Statement on Form N-1A filed on May 19, 2014.
41.	Incorporated herein by reference to Post-Effective Amendment No. 172 to Registrant's Registration Statement on Form N-1A filed on June 30, 2014.
42.	Incorporated herein by reference to Post-Effective Amendment No. 173 to Registrant's Registration Statement on Form N-1A filed on July 15, 2014.
43.	Incorporated herein by reference to Post-Effective Amendment No. 175 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
44.	Incorporated herein by reference to Post-Effective Amendment No. 176 to Registrant's Registration Statement on Form N-1A filed on July 29, 2014.
45.	Incorporated herein by reference to Post-Effective Amendment No. 177 to Registrant's Registration Statement on Form N-1A filed on August 1, 2014.
46.	Incorporated herein by reference to Post-Effective Amendment No. 178 to Registrant's Registration Statement on Form N-1A filed on August 8, 2014.
47.	Incorporated herein by reference to Post-Effective Amendment No. 180 to Registrant's Registration Statement on Form N-1A filed on August 15, 2014.
48.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
49.	Incorporated herein by reference to Post-Effective Amendment No. 186 to Registrant's Registration Statement on Form N-1A filed on September 29, 2014.
50.	Incorporated herein by reference to Post-Effective Amendment No. 187 to Registrant's Registration Statement on Form N-1A filed on October 10, 2014.
51.	Filed herewith

ITEM 29.   Persons Controlled by or Under Common Control with the Registrant
No person is controlled by or under common control with the Registrant.

ITEM 30.   Indemnification
Under Delaware law, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the business trust.  The Registrant's Trust Instrument contains the following provisions:
Article VII. Section 2.  Indemnification and Limitation of Liability.  The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Advisor or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.
Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.
Article VII. Section 3.  Indemnification.
(a)            Subject to the exceptions and limitations contained in Subsection (b) below:
(i)            every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and
(ii)            as used herein, the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)            No indemnification shall be provided hereunder to a Covered Person:
(i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii)            in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c)            The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.
(d)            To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.
(e)            Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.
In addition, the Registrant has entered into Investment Advisory Agreements with its Advisors and Distribution Agreements with its Distributor.  These agreements provide indemnification for those entities and their respective affiliates.  The Advisors' and Distributor's personnel may serve as trustees and officers of the Trust.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("Securities Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issues.
ITEM 31.  Business and other Connections of the Investment Advisor
See the section of the Prospectuses entitled "Management of the Fund – The Investment Advisor" and the section of the Statements of Additional Information entitled "Management and Other Service Providers" for the activities and affiliations of the officers and directors of the investment advisors to the Registrant.  The investment advisors provide investment advisory services to numerous institutional and individual clients in addition to the Registrant.

ITEM 32.  Principal Underwriter
(a)	Capital Investment Group, Inc. is underwriter and distributor for Arin Large Cap Theta Fund, Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, Crescent Strategic Income Fund, Goodwood SMID Cap Discovery Fund, Hillman Focused Advantage Fund, Horizons West Multi-Strategy Hedged Income Fund, Matisse Discounted Closed-End Fund Strategy, QCI Balanced Fund, Roumell Opportunistic Value Fund, Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Non Traditional Fund, Rx High Income Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, Rx Tactical Rotation Fund, Rx Tax Advantaged Fund, Rx Dividend Income Fund, Rx Premier Managers Fund, Rx Fundamental Growth Fund, SCS Tactical Allocation Fund, Sector Rotation Fund, and Sirius S&P Strategic Large-Cap Allocation Fund.
(b)	Set forth below is information concerning each director and officer of the Distributor. The principal business address of the Distributor and each such person is 17 Glenwood Avenue, Raleigh, N.C. 27622, 919-831-2370.
(1)	(2)	(3)
Name	Position and Offices With Underwriter	Positions and Offices with Registrant
Richard K. Bryant	President	None
E.O. Edgerton, Jr.	Vice President	None
Con T. McDonald	Assistant Vice-President	None
W. Harold Eddins, Jr.	Assistant Vice-President	None
Kurt A. Dressler	Assistant Vice-President	None
Ronald L. King	Chief Compliance Officer	None
(c)	Not applicable.
ITEM 33.  Location of Accounts and Records
All account books and records not normally held by UMB Bank, n.a., the custodian to the Registrant, are held by the Registrant in the offices of The Nottingham Company, fund accountant and administrator to the Registrant; Nottingham Shareholder Services, LLC, transfer agent to the Registrant; or by each of the investment advisors to the Registrant.
The address of UMB Bank, n.a., is 928 Grand Boulevard, 5th Floor, Kansas City, Missouri  64106.  The address of The Nottingham Company is 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802-0069.  The address of Nottingham Shareholder Services, LLC is 116 South Franklin Street, Post Office Box 4365, Rocky Mount, North Carolina 27803-0365.  The address for Arin Risk Advisors, LLC, investment advisor for the Arin Large Cap Theta Fund, is 200 Four Falls Corporate Center, Suite 211, 1001 West Conshohocken State Road, West Conshohocken, Pennsylvania 19428.  The address for CV Investment Advisors, LLC, investment advisor for the Horizons West Multi-Strategy Hedged Income Fund, is 300 Conshohocken State Road, Suite 200, West Conshohocken, Pennsylvania 19428.  The address of Deschutes Portfolio Strategies, Inc., investment advisor to the Matisse Discounted Closed-End Fund Strategy, is 4949 Meadows Road, Suite 200, Lake Oswego, Oregon 97035.  The address of FolioMetrix, LLC, investment advisor to the RiskX Funds is 101 South 108th Avenue, Suite 101, Omaha, Nebraska 68154.  The address for Greenwood Capital Associates, LLC, investment advisor for the Crescent Large Cap Macro Fund, Crescent Mid Cap Macro Fund, and Crescent Strategic Income Fund, is 104 Maxwell Avenue, Greenwood, South Carolina 29646.  The address for Horizons West Capital Partners, LLC, investment sub-advisor for the Horizons West Multi-Strategy Hedged Income Fund is 75 Glen Road, Suite G-14, Newtown, Connecticut 06482.  The address for Navigator Money Management, Inc., investment advisor to The Sector Rotation Fund, is 1207 Route 9, Suite 10, Wappingers Falls, NY 12590. The address for Roumell Asset Management, LLC, investment advisor to the Roumell Opportunistic Value Fund, is 2 Wisconsin Circle, Suite 660, Chevy Chase, Maryland 20815.  The address for Sentinel Capital Solutions, Inc., investment advisor to the SCS Tactical Allocation Fund, is 38 S. Potomac Street, Suite 304, Hagerstown, MD 21740.  The address for Sirius Funds Advisors, Inc., investment advisor for the Sirius S&P Strategic Large-Cap Allocation Fund, is 11390 PO Box 277, Lovettsville, Virginia 20180.  The address for QCI Asset Management, Inc., investment advisor for the QCI Balanced Fund, is 40A Grove Street, Pittsford, New York 14534.  The address for Goodwood Advisors, LLC, investment advisor for the Goodwood SMID Cap Discovery Fund, is 450 Laurel Street Suite 2105, Baton Rouge, LA 70801.

ITEM 34.  Management Services
None.
ITEM 35.  Undertakings
None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 11th day of December, 2014.

STARBOARD INVESTMENT TRUST

By:            /s/ Katherine M. Honey
Katherine M. Honey
               Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	December 11, 2014
James H. Speed, Jr.

*	Trustee	December 11, 2014
J. Buckley Strandberg

*	Trustee	December 11, 2014
Michael G. Mosley

*	Trustee	December 11, 2014
Theo H. Pitt, Jr.

*	President, RiskX Funds	December 11, 2014
D. Jerry Murphey

*	Treasurer, RiskX Funds	December 11, 2014
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	December 11, 2014
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	December 11, 2014
Craig L. Lukin

*	President and Treasurer,	December 11, 2014
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	December 11, 2014
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	December 11, 2014
J. Philip Bell

*	Treasurer, Crescent Funds	December 11, 2014
Walter B. Todd, III

*	President, Arin Funds	December 11, 2014
Joseph J. DeSipio

*	Treasurer, Arin Funds	December 11, 2014
Lawrence H. Lempert

*	President,	December 11, 2014
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	Treasurer of the Horizons West Multi-Strategy	December 11, 2014
Brenda A. Smith	Hedged Income Fund

*	President of the QCI Balanced Fund	December 11, 2014
H. Edward Shill

*	Treasurer of the QCI Balanced Fund	December 11, 2014
Gerald Furciniti
*	President and Treasurer	December 11, 2014
Ryan D. Thibodeaux	Goodwood SMID Cap Discovery Fund

*	President and Treasurer	December 11, 2014
Constance D. Russello	Sirius S&P Strategic Large-Cap Allocation Fund

*	President of the SF Group Funds	December 11, 2014
Sergio E. Sotolongo

*	Treasurer of the SF Group Funds	December 11, 2014
Melanie Iuliano

/s/ Ashley E. Harris Ashley E. Harris	Treasurer of the Matisse Discounted Closed-End Fund Strategy, and Assistant Treasurer of the Trust	December 11, 2014

* By: /s/ Katherine M. Honey	Dated December 11, 2014
Katherine M. Honey Secretary and Attorney-in-Fact
93